                                                             File Nos. 333-78245
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 9

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 62

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                              Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:


            immediately upon filing pursuant to paragraph (b) of Rule 485
        ---
         X  on May 1, 2002 pursuant to paragraph (b) of Rule 485
        ---
            60 days after filing pursuant to paragraph (a) (1) of Rule 485
        ---
            on (date) pursuant to paragraph (a) (1) of Rule 485
        ---
            this post-effective amendment designates a new effective
        --- date for a previously filed post-effective amendment


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 as filed on or before March 30, 2002.

 CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                   BY FORM N-4


FORM N-4 ITEM NO.        CAPTION IN PROSPECTUS

1          Cover Page

2          Special Terms

3          Summary of Fees and Expenses; Summary of Contract Features

4          Condensed Financial Information;  Performance Information

5 Description of the Company, the Variable Account and The Underlying Investment Companies

6          Charges and Deductions

7          Description of the Contract -- The Accumulation Phase;
           Annuitization - The Payout Phase

8          Annuitization - The Payout Phase

9          Description of the Contract - Accumulation Phase, G. Death Benefit

10         Payments;  Computation of Values;  Distribution

11 Surrender and Withdrawals; Surrender Charge; Charges and Deductions; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12         Federal Tax Considerations

13         Legal Matters

14         Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.        CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15         Cover Page

16         Table of Contents

17         General Information and History

18         Services

19         Underwriters

FORM N-4 ITEM NO.      CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)

20         Performance Information

21         Annuity Benefit Payments

22         Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS
                       ALLMERICA SELECT SEPARATE ACCOUNT

This Prospectus provides important information about the Allmerica Select Reward variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company in all jurisdictions except New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http:// www.sec.gov).


Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AIT Core Equity Fund                                          (CLASS B)
AIT Equity Index Fund                                         AllianceBernstein Small Cap Value Portfolio
AIT Government Bond Fund                                      AllianceBernstein Value Portfolio
AIT Money Market Fund                                         Alliance Growth and Income Portfolio
AIT Select Aggressive Growth Fund                             Alliance Technology Portfolio
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund                              DEUTSCHE ASSET MANAGEMENT VIT FUNDS
AIT Select Growth Fund                                        Deutsche VIT EAFE Equity Index Fund
AIT Select Growth and Income Fund                             Deutsche VIT Small Cap Index Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund                       EATON VANCE VARIABLE TRUST
AIT Select Strategic Growth Fund                              Eaton Vance VT Floating-Rate Income Fund
AIT Select Strategic Income Fund                              Eaton Vance VT Worldwide Health Sciences Fund
AIT Select Value Opportunity Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                Fidelity VIP Equity-Income Portfolio
AIM V.I. Aggressive Growth Fund                               Fidelity VIP Growth Portfolio
AIM V.I. Blue Chip Fund                                       Fidelity VIP High Income Portfolio
AIM V.I. Premier Equity Fund                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)               Fidelity VIP II Contrafund-Registered Trademark-
AIM V.I. Basic Value Fund                                     Portfolio
AIM V.I. Capital Development Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.                  Fidelity VIP III Growth & Income Portfolio
Alliance Premier Growth Portfolio                             Fidelity VIP III Mid Cap Portfolio
                                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
                                                              (SERVICE CLASS 2)
                                                              Fidelity VIP III Value Strategies Portfolio



                                                   (CONTINUING TO THE NEXT PAGE)


THIS CONTRACT INCLUDES A PAYMENT CREDIT (OR BONUS) ENHANCEMENT FEATURE. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT A PAYMENT CREDIT. OVER TIME, THE AMOUNT OF THE PAYMENT CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PAYMENT CREDIT. YOU SHOULD CONSIDER THIS POSSIBILITY BEFORE PURCHASING THE CONTRACT.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 2002

(CONT.)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST          OPPENHEIMER VARIABLE ACCOUNT FUNDS
(CLASS 2)                                                     (SERVICE SHARES)
FT VIP Franklin Large Cap Growth Securities Fund              Oppenheimer Capital Appreciation Fund/VA
FT VIP Franklin Small Cap Fund                                Oppenheimer Global Securities Fund/VA
FT VIP Franklin Small Cap Value Securities Fund               Oppenheimer High Income Fund/VA
FT VIP Mutual Shares Securities Fund                          Oppenheimer Main Street Growth & Income Fund/VA
FT VIP Templeton Foreign Securities Fund                      Oppenheimer Multiple Strategies Fund/VA
INVESCO VARIABLE INVESTMENT FUNDS, INC.                       PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
INVESCO VIF Dynamics Fund                                     Pioneer Fund VCT Portfolio
INVESCO VIF Health Sciences Fund                              Pioneer Real Estate Shares VCT Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)                           SCUDDER VARIABLE SERIES II
Janus Aspen Aggressive Growth Portfolio                       Scudder Technology Growth Portfolio
Janus Aspen Growth Portfolio                                  SVS Dreman Financial Services Portfolio
Janus Aspen Growth and Income Portfolio
Janus Aspen International Growth Portfolio                    T. ROWE PRICE INTERNATIONAL SERIES, INC.
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-        T. Rowe Price International Stock Portfolio
(SERVICE CLASS)
MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         6
SUMMARY OF FEES AND EXPENSES................................         8
SUMMARY OF CONTRACT FEATURES................................        23
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        29
INVESTMENT OBJECTIVES AND POLICIES..........................        32
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.......        37
  PAYMENTS..................................................        37
  PAYMENT CREDITS...........................................        38
  COMPUTATION OF VALUES.....................................        38
        The Accumulation Unit...............................        38
        Net Investment Factor...............................        39
  RIGHT TO CANCEL...........................................        39
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        40
  TRANSFER PRIVILEGE........................................        40
        Asset Allocation Model Reallocations................        40
        Automatic Transfers (Dollar Cost Averaging).........        40
        Automatic Account Rebalancing.......................        41
  SURRENDER AND WITHDRAWALS.................................        41
        Systematic Withdrawals..............................        42
        Life Expectancy Distributions.......................        43
        Systematic Level Free of Surrender Charge Withdrawal
        Program.............................................        43
  DEATH BENEFIT.............................................        44
        Standard Death Benefit..............................        44
        Optional Enhanced Death Benefit Riders..............        44
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        44
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        45
  OPTIONAL ENHANCED EARNINGS RIDER..........................        45
  ASSIGNMENT................................................        45
ANNUITIZATION -- THE PAYOUT PHASE...........................        46
  ELECTING THE ANNUITY DATE.................................        46
  CHOOSING THE ANNUITY PAYOUT OPTION........................        46
        Fixed Annuity Payout Options........................        47
        Variable Annuity Payout Options.....................        47
  DESCRIPTION OF ANNUITY PAYOUT OPTIONS.....................        47
  VARIABLE ANNUITY BENEFIT PAYMENTS.........................        48
        The Annuity Unit....................................        48
        Determination of the First Annuity Benefit
        Payment.............................................        48
        Determination of the Number of Annuity Units........        49
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        49
        Payment of Annuity Benefit Payments.................        49
  TRANSFERS OF ANNUITY UNITS................................        49
  WITHDRAWALS AFTER THE ANNUITY DATE........................        50
        Calculation of Proportionate Reduction..............        51
        Calculation of Present Value........................        52
        Deferral of Withdrawals.............................        53
  REVERSAL OF ANNUITIZATION.................................        53
  NORRIS DECISION...........................................        54
CHARGES AND DEDUCTIONS......................................        55
  VARIABLE ACCOUNT DEDUCTIONS...............................        55
        Mortality and Expense Risk Charge...................        55

        Administrative Expense Charge.......................        55
        Other Charges.......................................        56
  CONTRACT FEE..............................................        56
  OPTIONAL RIDER CHARGES....................................        56
  PREMIUM TAXES.............................................        57
  SURRENDER CHARGE..........................................        57
        Calculation of Surrender Charge.....................        57
        Withdrawal Without Surrender Charge.................        58
        Effect of Withdrawal Without Surrender Charge
        Amount..............................................        61
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        62
  TRANSFER CHARGE...........................................        63
  WITHDRAWAL ADJUSTMENT CHARGE..............................        63
GUARANTEE PERIOD ACCOUNTS...................................        64
FEDERAL TAX CONSIDERATIONS..................................        66
  GENERAL...................................................        66
        The Company.........................................        66
        Diversification Requirements........................        66
        Investor Control....................................        66
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        67
  TAXATION OF THE CONTRACT IN GENERAL.......................        67
        Withdrawals Prior to Annuitization..................        67
        Withdrawals After Annuitization.....................        67
        Annuity Payouts After Annuitization.................        68
        Penalty on Distribution.............................        68
        Assignments or Transfers............................        68
        Nonnatural Owners...................................        68
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        69
  TAX WITHHOLDING...........................................        69
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        69
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        69
        Individual Retirement Annuities.....................        69
        Status of Death Benefits in IRAs....................        70
        Tax-Sheltered Annuities.............................        70
        Texas Optional Retirement Program...................        70
STATEMENTS AND REPORTS......................................        71
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        71
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        72
VOTING RIGHTS...............................................        72
DISTRIBUTION................................................        72
LEGAL MATTERS...............................................        73
FURTHER INFORMATION.........................................        73
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS........       B-1
APPENDIX C -- OPTIONAL ENHANCED EARNINGS RIDER..............       C-1
APPENDIX D -- PERFORMANCE INFORMATION.......................       D-1
APPENDIX E -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       E-1
APPENDIX F -- CONDENSED FINANCIAL INFORMATION...............       F-1
APPENDIX G -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS........................................       G-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
 (M-GAP) RIDER..............................................         7
PERFORMANCE INFORMATION.....................................         9
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date. The Accumulated Value includes all Payment Credits applied to the Contract.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least two years after the issue date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the issue date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals that exceed the Withdrawal Without Surrender Charge amount.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

PAYMENT CREDIT: an amount added to the Contract by the Company when a payment is made to the Contract. The amount will be a specified percentage of the payment.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUND (OR FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AIM"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding fund of Deutsche Asset Management VIT Funds ("Deutsche VIT"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding series of MFS Variable Insurance Trust (the "MFS Trust"), a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Select Reward Contract. The purpose of the following tables is to help you understand these various charges. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds during the accumulation phase. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

                                                                 COMPLETE YEARS
                                                                  FROM DATE OF
                                                                    PAYMENT           CHARGE
(1) CONTRACT CHARGES:                                            --------------       ------
                                                                  Less than 4          8.5%
                                                                  Less than 5          7.5%
                                                                  Less than 6          6.5%
                                                                  Less than 7          5.5%
                                                                  Less than 8          3.5%
                                                                  Less than 9          1.5%
                                                                 Thereafter 0           0
SURRENDER CHARGE:*
  During the accumulation phase, this charge may be
  assessed upon surrender, withdrawals or reversal of
  annuitization. The charge is a percentage of payments
  withdrawn (in excess of any amount that is free of
  surrender charge) within the indicated time period

*From time to time, the Company may reduce or eliminate the surrender charge, the period during which it applies, or both, and/or credit additional amounts on Contracts when
Contracts are sold to individuals or groups in a manner that reduces sales expenses or where the Owner and Annuitant on the date of issue is within certain classes of eligible individuals. For more information see "Reduction or Elimination of Surrender Charge and
Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTIONS section.

TRANSFER CHARGE:                                                                       None
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers in
  a Contract year will not be subject to a transfer
  charge. For each subsequent transfer, the Company
  reserves the right to assess a charge, guaranteed never
  to exceed $25, to reimburse the Company for the costs of
  processing the transfer.

ANNUAL CONTRACT FEE:                                                                  $35**
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is
  less than $75,000. The fee is waived for Contracts
  issued to and maintained by the trustee of a 401(k)
  plan.

**The fee may be lower in some jurisdictions. See Contract Specifications for specific charge.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge
  is deducted pro rata on a monthly basis at the end of
  each Contract month. The charge for these riders on an
  annual basis as a percentage of Accumulated Value is:
    Annual Step-up With 5% Yield Enhanced Death Benefit                               0.25%
      Rider (EDB) (Form 3263-99)
    15% Breakthrough EDB Rider (Form 3241-01)                                         0.25%
    15% Breakthrough EDB Rider (Form 3316-02)***                                      0.25%
    10% Breakthrough EDB Rider (Form 3315-02)***                                      0.30%
    Annual Step-Up With 5% Yield EDB Rider (Form                                      0.35%
      3312-02)*** (In Texas Form 3311-02)***
    15% Breakthrough with 5% Yield EDB Rider (Form                                    0.35%
      3318-02)***
    10% Breakthrough with 5% Yield EDB Rider (Form                                    0.40%
      3317-02)***
    Annual Step-Up with 7% Yield EDB Rider (Form                                      0.50%
      3313-02)***
    Enhanced Earnings Rider (EER)                                                     0.25%

***Total rider charges will be reduced by 0.05% if both the Enhanced Earnings Rider and this
Enhanced Death Benefit Rider are in effect simultaneously.

If you elected one of the following riders prior to their discontinuance on 1/31/02, the charge is:
    Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
      15-year waiting period                                                          0.20%
    Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
      10-year waiting period                                                          0.35%
For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED
ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

WITHDRAWAL ADJUSTMENT CHARGE AFTER THE ANNUITY DATE:
During the Annuity Payout Phase, you may request withdrawals which will result in a calculation by the Company of the Present Value of future annuity payments.
For withdrawals taken within 5 years of the Issue Date, the Assumed Investment Return ("AIR") you have chosen (in the case of a variable annuity payout option) or the interest rate (in the case of a fixed annuity payout option) used to determine the Present Value is increased by a Withdrawal Adjustment Charge in the following manner:

  ADJUSTMENT TO AIR OR INTEREST RATE:
    If 15 or more years of annuity payments are being                                 1.00%
      valued, the increase is:
    If 10-14 years of annuity payments are being valued,                              1.50%
      the increase is:
    If less than 10 years of annuity payments are being                               2.00%
      valued, the increase is:

The increase to the AIR or the interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.
See "VARIABLE ANNUITY BENEFIT PAYMENTS" and "WITHDRAWALS AFTER THE ANNUITY DATE" under
ANNUITIZATION -- THE PAYOUT PHASE for additional information.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                                                  1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                                      0.15%
                                                                                      ------
  TOTAL ANNUAL EXPENSES:                                                              1.40%

(3) ANNUAL UNDERLYING FUND EXPENSES:

Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION ABOVE WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.


                                                                                                         TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES             EXPENSES
                                            (AFTER ANY        FEES UNDER     (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*      REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   ---------------------   --------------------
AIT Core Equity Fund (Service
 Shares)..............................        0.55%              0.15%              0.06%            0.76%(1)(2)
AIT Equity Index Fund (Service
 Shares)..............................        0.28%              0.15%              0.06%            0.49%(1)(2)
AIT Government Bond Fund (Service
 Shares)..............................        0.50%              0.15%              0.08%            0.73%(1)
AIT Money Market Fund (Service
 Shares)..............................        0.31%              0.15%              0.05%            0.51%(1)
AIT Select Aggressive Growth Fund
 (Service Shares).....................        0.83%              0.15%              0.07%            1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares).....................        0.88%              0.15%              0.06%            1.09%(1)(2)
AIT Select Emerging Markets Fund
 (Service Shares).....................        1.35%              0.15%              0.34%            1.84%(1)(2)
AIT Select Growth Fund (Service
 Shares)..............................        0.79%              0.15%              0.06%            1.00%(1)(2)
AIT Select Growth and Income Fund
 (Service Shares).....................        0.68%              0.15%              0.05%            0.88%(1)(2)
AIT Select International Equity Fund
 (Service Shares).....................        0.89%              0.15%              0.12%            1.16%(1)(2)
AIT Select Investment Grade Income
 Fund (Service Shares)................        0.41%              0.15%              0.06%            0.62%(1)
AIT Select Strategic Growth Fund
 (Service Shares).....................        0.85%              0.15%              0.29%            1.29%(1)
AIT Select Strategic Income Fund
 (Service Shares).....................        0.58%              0.15%              0.39%            1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares).....................        0.87%              0.15%              0.05%            1.07%(1)(2)
AIM V.I. Aggressive Growth Fund
 (Series I Shares)....................        0.80%              0.00%              0.41%            1.21%(3)
AIM V.I. Blue Chip Fund (Series I
 Shares)..............................        0.75%              0.00%              0.51%            1.26%(3)
AIM V.I. Premier Equity Fund
 (Series I Shares)....................        0.60%              0.00%              0.25%            0.85%(3)
AIM V.I. Basic Value Fund (Series II
 Shares)..............................        0.73%              0.15%              0.57%            1.45%(3)(4)
AIM V.I. Capital Development Fund
 (Series II Shares)...................        0.75%              0.25%              0.41%            1.41%(3)
Alliance Premier Growth Portfolio.....        1.00%              0.00%              0.04%            1.04%
AllianceBernstein Small Cap Value
 Portfolio (Class B)..................        0.25%              0.25%              0.95%            1.45%(5)
AllianceBernstein Value Portfolio
 (Class B)............................        0.25%              0.25%              0.95%            1.45%(5)
Alliance Growth and Income Portfolio
 (Class B)............................        0.63%              0.25%              0.04%            0.92%
Alliance Technology Portfolio
 (Class B)............................        1.00%              0.25%              0.08%            1.33%
Deutsche VIT EAFE Equity Index Fund...        0.45%              0.00%              0.20%            0.65%(6)
Deutsche VIT Small Cap Index Fund.....        0.35%              0.00%              0.10%            0.45%(6)
Eaton Vance VT Floating-Rate Income
 Fund.................................        0.58%              0.25%              0.50%            1.33%(7)
Eaton Vance VT Worldwide Health
 Sciences Fund........................        1.00%              0.25%              1.05%            2.30%(7)

                                                                                                         TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES             EXPENSES
                                            (AFTER ANY        FEES UNDER     (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*      REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   ---------------------   --------------------
Fidelity VIP Equity-Income
 Portfolio............................        0.48%              0.00%              0.10%            0.58%(8)
Fidelity VIP Growth Portfolio.........        0.58%              0.00%              0.10%            0.68%(8)
Fidelity VIP High Income Portfolio....        0.58%              0.00%              0.13%            0.71%(8)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.................        0.58%              0.00%              0.10%            0.68%(8)
Fidelity VIP III Growth & Income
 Portfolio............................        0.48%              0.00%              0.10%            0.58%(8)
Fidelity VIP III Mid Cap Portfolio....        0.58%              0.00%              0.11%            0.69%(8)
Fidelity VIP III Value Strategies
 Portfolio (Service Class 2)..........        0.58%              0.25%              0.26%            1.09%(9)
FT VIP Franklin Large Cap Growth
 Securities Fund (Class 2)............        0.75%              0.25%              0.03%            1.03%(10)(11)
FT VIP Franklin Small Cap Fund
 (Class 2)............................        0.53%              0.25%              0.31%            1.09%(10)(12)
FT VIP Franklin Small Cap Value
 Securities Fund (Class 2)............        0.60%              0.25%              0.20%            1.05%(10)(12)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................        0.60%              0.25%              0.19%            1.04%(10)
FT VIP Templeton Foreign Securities
 Fund (Class 2).......................        0.69%              0.25%              0.22%            1.16%(10)(12)
INVESCO VIF Dynamics Fund.............        0.75%              0.00%              0.33%            1.08%(13)
INVESCO VIF Health Sciences Fund......        0.75%              0.00%              0.31%            1.06%(13)
Janus Aspen Aggressive Growth
 Portfolio (Service Shares)...........        0.65%              0.25%              0.02%            0.92%(14)
Janus Aspen Growth Portfolio (Service
 Shares)..............................        0.65%              0.25%              0.01%            0.91%(14)
Janus Aspen Growth and Income
 Portfolio (Service Shares)...........        0.65%              0.25%              0.05%            0.95%(14)
Janus Aspen International Growth
 Portfolio (Service Shares)...........        0.65%              0.25%              0.06%            0.96%(14)
MFS-Registered Trademark- Mid Cap
 Growth Series (Service Class)........        0.75%              0.25%              0.15%            1.15%(15)(16)
MFS-Registered Trademark- New
 Discovery Series (Service Class).....        0.90%              0.25%              0.16%            1.31%(15)(16)
MFS-Registered Trademark- Total Return
 Series (Service Class)...............        0.75%              0.25%              0.14%            1.14%(15)
MFS-Registered Trademark- Utilities
 Series (Service Class)...............        0.75%              0.25%              0.18%            1.18%(15)
Oppenheimer Capital Appreciation
 Fund/VA (Service Shares).............        0.64%              0.25%              0.02%            0.91%(17)
Oppenheimer Global Securities Fund/VA
 (Service Shares).....................        0.64%              0.25%              0.06%            0.95%(17)
Oppenheimer High Income Fund/VA
 (Service Shares).....................        0.74%              0.25%              0.07%            1.06%(17)
Oppenheimer Main Street Growth &
 Income Fund/VA (Service Shares)......        0.68%              0.25%              0.05%            0.98%(17)
Oppenheimer Multiple Strategies
 Fund/VA (Service Shares).............        0.72%              0.25%              0.04%            1.01%(17)(18)
Pioneer Fund VCT Portfolio
 (Class II)...........................        0.65%              0.25%              0.14%            1.04%
Pioneer Real Estate Shares VCT
 Portfolio (Class II).................        0.80%              0.25%              0.47%            1.52%
Scudder Technology Growth Portfolio...        0.74%              0.00%              0.07%            0.81%(19)
SVS Dreman Financial Services
 Portfolio............................        0.75%              0.00%              0.11%            0.86%(19)
T. Rowe Price International Stock
 Portfolio............................        1.05%              0.00%              0.00%            1.05%(20)

*These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.



(1)Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.



Through December 31, 2002, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.



In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.



(2)These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.



(3)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(4)The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.



Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund Series II was 1.55%.

(5)As of May 1, 2002, the investment advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. Absent any waiver or reimbursement the Total Operating Expenses would have been 3.17% for AllianceBernstein Small Cap Value Portfolio and 2.47% for AllianceBernstein Value Portfolio.



(6)The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at anytime. Without these expense waivers and reimbursements, Management Fees, Other Expenses and Total Operating Expenses would have been as follows: 0.45%, 0.35%, and 0.80% for EAFE Equity Index Fund and 0.35%, 0.28% and 0.63% for Small Cap Index Fund, respectively, for the year ended December 31, 2001.



(7)As adjusted for material changes.



(8)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.64% for VIP II Fidelity Contrafund-Registered Trademark- Portfolio, 0.56% for Fidelity VIP III Growth & Income Portfolio, 0.62% for Fidelity VIP III Mid Cap Portfolio, and 0.70% for VIP High Income Portfolio.



(9)The portfolio commenced operations on February 20, 2002. Management Fee and Other Expenses are estimated.



Effective February 20, 2002, Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that Total Operating Expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.



(10)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.



(11)The Fund administration fee is paid indirectly through the management fee.



(12)For FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund, FT VIP Templeton Foreign Securities Fund, the managers had agreed in advance to make estimated reductions of 0.08%, 0.03% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the Total Annual Fund Operating Expenses are estimated to be 1.01%, 1.02% and 1.15%, respectively.



(13)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(14)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.



Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(15)Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (These fees are referred to as distribution fees).

MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for these series and would equal: 1.15% for MFS-Registered Trademark- Mid Cap Growth Series, 1.30% for MFS-Registered Trademark- New Discovery Series, 1.13% for MFS-Registered Trademark- Total Return Series, and 1.17% for MFS-Registered Trademark- Utilities Series.



(16)MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark-New Discovery Series expenses such that "Other Expenses (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least
May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent this reimbursement "Total Expenses" would have been higher and would equal: 1.34% for MFS-Registered Trademark- New Discovery Series and 1.20% for MFS-Registered Trademark- Mid Cap Growth Series.



(17)Effective May 1, 2002, 12b-1 fees are 0.25%.



(18)The Fund is expected to launch on or about May 1, 2002. Expenses are estimated.



(19)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).



(20)Management Fees include ordinary, recurring operating expenses.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the average impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Lower costs apply to Contracts owned and maintained under a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $102       $156       $199       $266
AIT Equity Index Fund......................................    $100       $149       $184       $237
AIT Government Bond Fund...................................    $102       $156       $197       $263
AIT Money Market Fund......................................    $100       $149       $185       $239
AIT Select Aggressive Growth Fund..........................    $105       $165       $214       $297
AIT Select Capital Appreciation Fund.......................    $106       $166       $216       $301
AIT Select Emerging Markets Fund...........................    $113       $187       $254       $376
AIT Select Growth Fund.....................................    $105       $163       $212       $292
AIT Select Growth and Income Fund..........................    $104       $160       $205       $279
AIT Select International Equity Fund.......................    $106       $168       $220       $308
AIT Select Investment Grade Income Fund....................    $101       $152       $191       $251
AIT Select Strategic Growth Fund...........................    $108       $172       $227       $321
AIT Select Strategic Income Fund...........................    $106       $167       $218       $304
AIT Select Value Opportunity Fund..........................    $105       $165       $215       $299
AIM V.I. Aggressive Growth Fund............................    $107       $169       $223       $313
AIM V.I. Blue Chip Fund....................................    $107       $171       $225       $318
AIM V.I. Premier Equity Fund...............................    $103       $159       $204       $276
AIM V.I. Basic Value Fund..................................    $109       $176       $235       $337
AIM V.I. Capital Development Fund..........................    $109       $175       $233       $333
Alliance Premier Growth Portfolio..........................    $105       $165       $214       $296
AllianceBernstein Small Cap Value Portfolio................    $109       $176       $235       $337
AllianceBernstein Value Portfolio..........................    $109       $176       $235       $337
Alliance Growth and Income Portfolio.......................    $104       $161       $207       $283
Alliance Technology Portfolio..............................    $108       $173       $229       $325
Deutsche VIT EAFE Equity Index Fund........................    $101       $153       $193       $254
Deutsche VIT Small Cap Index Fund..........................    $ 99       $147       $182       $232
Eaton Vance VT Floating-Rate Income Fund...................    $108       $173       $229       $325
Eaton Vance VT Worldwide Health Sciences Fund..............    $117       $200       $275       $418
Fidelity VIP Equity-Income Portfolio.......................    $101       $151       $189       $247
Fidelity VIP Growth Portfolio..............................    $102       $154       $195       $257
Fidelity VIP High Income Portfolio.........................    $102       $155       $196       $261
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $102       $154       $195       $257
Fidelity VIP III Growth & Income Portfolio.................    $101       $151       $189       $247
Fidelity VIP III Mid Cap Portfolio.........................    $102       $154       $195       $259
Fidelity VIP III Value Strategies Portfolio................    $106       $166       $216       $301
FT VIP Franklin Large Cap Growth Securities Fund...........    $105       $164       $213       $295
FT VIP Franklin Small Cap Fund.............................    $106       $166       $216       $301
FT VIP Franklin Small Cap Value Securities Fund............    $105       $165       $214       $297
FT VIP Mutual Shares Securities Fund.......................    $105       $165       $214       $296
FT VIP Templeton Foreign Securities Fund...................    $106       $168       $220       $308
INVESCO VIF Dynamics Fund..................................    $106       $166       $216       $300
INVESCO VIF Health Sciences Fund...........................    $105       $165       $215       $298
Janus Aspen Aggressive Growth Portfolio....................    $104       $161       $207       $283
Janus Aspen Growth Portfolio...............................    $104       $161       $207       $282
Janus Aspen Growth and Income Portfolio....................    $104       $162       $209       $286
Janus Aspen International Growth Portfolio.................    $104       $162       $209       $287
MFS-Registered Trademark- Mid Cap Growth Series............    $106       $168       $219       $307
MFS-Registered Trademark- New Discovery Series.............    $108       $172       $228       $323
MFS-Registered Trademark- Total Return Series..............    $106       $167       $219       $306

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
MFS-Registered Trademark- Utilities Series.................    $106       $169       $221       $310
Oppenheimer Capital Appreciation Fund/VA...................    $104       $161       $207       $282
Oppenheimer Global Securities Fund/VA......................    $104       $162       $209       $286
Oppenheimer High Income Fund/VA............................    $105       $165       $215       $298
Oppenheimer Main Street Growth & Income Fund/VA............    $105       $163       $211       $289
Oppenheimer Multiple Strategies Fund/VA....................    $105       $164       $212       $293
Pioneer Fund VCT Portfolio.................................    $105       $165       $214       $296
Pioneer Real Estate Shares VCT Portfolio...................    $110       $178       $239       $344
Scudder Technology Growth Portfolio........................    $103       $158       $202       $271
SVS Dreman Financial Services Portfolio....................    $103       $159       $204       $277
T. Rowe Price International Stock Portfolio................    $105       $165       $214       $297



(1)(b) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Annual Step-Up with 7% Yield EDB Rider (Form 3313-02 with a charge of 0.50% annually), the Enhanced Earnings Rider (charge of 0.25% annually) -- Total Rider charges will be reduced by .05% when both the EER and this EDB Rider are in effect simultaneously (in this example, therefore, total rider charges will equal 0.70%):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $109       $177       $235       $338
AIT Equity Index Fund......................................    $107       $169       $221       $311
AIT Government Bond Fund...................................    $109       $176       $234       $335
AIT Money Market Fund......................................    $107       $169       $223       $313
AIT Select Aggressive Growth Fund..........................    $112       $185       $250       $367
AIT Select Capital Appreciation Fund.......................    $112       $186       $252       $371
AIT Select Emerging Markets Fund...........................    $119       $207       $286       $440
AIT Select Growth Fund.....................................    $111       $183       $248       $362
AIT Select Growth and Income Fund..........................    $110       $180       $242       $350
AIT Select International Equity Fund.......................    $113       $188       $255       $377
AIT Select Investment Grade Income Fund....................    $108       $173       $228       $324
AIT Select Strategic Growth Fund...........................    $114       $191       $261       $390
AIT Select Strategic Income Fund...........................    $113       $187       $253       $374
AIT Select Value Opportunity Fund..........................    $112       $185       $251       $369
AIM V.I. Aggressive Growth Fund............................    $113       $189       $257       $382
AIM V.I. Blue Chip Fund....................................    $114       $191       $260       $387
AIM V.I. Premier Equity Fund...............................    $110       $179       $240       $347
AIM V.I. Basic Value Fund..................................    $116       $196       $268       $405
AIM V.I. Capital Development Fund..........................    $115       $195       $267       $401
Alliance Premier Growth Portfolio..........................    $112       $184       $250       $366
AllianceBernstein Small Cap Value Portfolio................    $116       $196       $268       $405
AllianceBernstein Value Portfolio..........................    $116       $196       $268       $405
Alliance Growth and Income Portfolio.......................    $111       $181       $244       $354
Alliance Technology Portfolio..............................    $115       $192       $263       $393
Deutsche VIT EAFE Equity Index Fund........................    $108       $173       $230       $327
Deutsche VIT Small Cap Index Fund..........................    $106       $168       $219       $307
Eaton Vance VT Floating-Rate Income Fund...................    $115       $192       $263       $393
Eaton Vance VT Worldwide Health Sciences Fund..............    $124       $219       $306       $479
Fidelity VIP Equity-Income Portfolio.......................    $107       $171       $226       $320
Fidelity VIP Growth Portfolio..............................    $108       $174       $231       $330
Fidelity VIP High Income Portfolio.........................    $109       $175       $233       $333
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $108       $174       $231       $330

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Fidelity VIP III Growth & Income Portfolio.................    $107       $171       $226       $320
Fidelity VIP III Mid Cap Portfolio.........................    $108       $175       $232       $331
Fidelity VIP III Value Strategies Portfolio................    $112       $186       $252       $371
FT VIP Franklin Large Cap Growth Securities Fund...........    $112       $184       $249       $365
FT VIP Franklin Small Cap Fund.............................    $112       $186       $252       $371
FT VIP Franklin Small Cap Value Securities Fund............    $112       $185       $250       $367
FT VIP Mutual Shares Securities Fund.......................    $112       $184       $250       $366
FT VIP Templeton Foreign Securities Fund...................    $113       $188       $255       $377
INVESCO VIF Dynamics Fund..................................    $112       $186       $251       $370
INVESCO VIF Health Sciences Fund...........................    $112       $185       $251       $368
Janus Aspen Aggressive Growth Portfolio....................    $111       $181       $244       $354
Janus Aspen Growth Portfolio...............................    $111       $181       $243       $353
Janus Aspen Growth and Income Portfolio....................    $111       $182       $245       $357
Janus Aspen International Growth Portfolio.................    $111       $182       $246       $358
MFS-Registered Trademark- Mid Cap Growth Series............    $113       $187       $255       $376
MFS-Registered Trademark- New Discovery Series.............    $114       $192       $262       $392
MFS-Registered Trademark- Total Return Series..............    $113       $187       $254       $376
MFS-Registered Trademark- Utilities Series.................    $113       $188       $256       $379
Oppenheimer Capital Appreciation Fund/VA...................    $111       $181       $243       $353
Oppenheimer Global Securities Fund/VA......................    $111       $182       $245       $357
Oppenheimer High Income Fund/VA............................    $112       $185       $251       $368
Oppenheimer Main Street Growth & Income Fund/VA............    $111       $183       $247       $360
Oppenheimer Multiple Strategies Fund/VA....................    $112       $184       $248       $363
Pioneer Fund VCT Portfolio.................................    $112       $184       $250       $366
Pioneer Real Estate Shares VCT Portfolio...................    $116       $198       $272       $411
Scudder Technology Growth Portfolio........................    $110       $178       $238       $343
SVS Dreman Financial Services Portfolio....................    $110       $179       $241       $348
T. Rowe Price International Stock Portfolio................    $112       $185       $250       $367


(2)(a) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders:


WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $23        $ 72       $124       $266
AIT Equity Index Fund......................................    $21        $ 64       $109       $237
AIT Government Bond Fund...................................    $23        $ 71       $122       $263
AIT Money Market Fund......................................    $21        $ 64       $110       $239
AIT Select Aggressive Growth Fund..........................    $26        $ 81       $139       $297
AIT Select Capital Appreciation Fund.......................    $27        $ 83       $141       $301
AIT Select Emerging Markets Fund...........................    $35        $106       $180       $376
AIT Select Growth Fund.....................................    $26        $ 80       $137       $292
AIT Select Growth and Income Fund..........................    $25        $ 76       $130       $279
AIT Select International Equity Fund.......................    $28        $ 85       $145       $308
AIT Select Investment Grade Income Fund....................    $22        $ 68       $116       $251
AIT Select Strategic Growth Fund...........................    $29        $ 89       $152       $321
AIT Select Strategic Income Fund...........................    $27        $ 84       $143       $304
AIT Select Value Opportunity Fund..........................    $27        $ 82       $140       $299
AIM V.I. Aggressive Growth Fund............................    $28        $ 86       $148       $313
AIM V.I. Blue Chip Fund....................................    $29        $ 88       $150       $318
AIM V.I. Premier Equity Fund...............................    $24        $ 75       $129       $276
AIM V.I. Basic Value Fund..................................    $31        $ 94       $160       $337

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIM V.I. Capital Development Fund..........................    $30        $ 93       $158       $333
Alliance Premier Growth Portfolio..........................    $26        $ 81       $139       $296
AllianceBernstein Small Cap Value Portfolio................    $31        $ 94       $160       $337
AllianceBernstein Value Portfolio..........................    $31        $ 94       $160       $337
Alliance Growth and Income Portfolio.......................    $25        $ 77       $132       $283
Alliance Technology Portfolio..............................    $29        $ 90       $154       $325
Deutsche VIT EAFE Equity Index Fund........................    $22        $ 69       $118       $254
Deutsche VIT Small Cap Index Fund..........................    $20        $ 62       $107       $232
Eaton Vance VT Floating-Rate Income Fund...................    $29        $ 90       $154       $325
Eaton Vance VT Worldwide Health Sciences Fund..............    $40        $120       $203       $418
Fidelity VIP Equity-Income Portfolio.......................    $22        $ 67       $114       $247
Fidelity VIP Growth Portfolio..............................    $23        $ 70       $120       $257
Fidelity VIP High Income Portfolio.........................    $23        $ 71       $121       $261
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $23        $ 70       $120       $257
Fidelity VIP III Growth & Income Portfolio.................    $22        $ 67       $114       $247
Fidelity VIP III Mid Cap Portfolio.........................    $23        $ 70       $120       $259
Fidelity VIP III Value Strategies Portfolio................    $27        $ 83       $141       $301
FT VIP Franklin Large Cap Growth Securities Fund...........    $26        $ 81       $138       $295
FT VIP Franklin Small Cap Fund.............................    $27        $ 83       $141       $301
FT VIP Franklin Small Cap Value Securities Fund............    $26        $ 81       $139       $297
FT VIP Mutual Shares Securities Fund.......................    $26        $ 81       $139       $296
FT VIP Templeton Foreign Securities Fund...................    $28        $ 85       $145       $308
INVESCO VIF Dynamics Fund..................................    $27        $ 82       $141       $300
INVESCO VIF Health Sciences Fund...........................    $27        $ 82       $140       $298
Janus Aspen Aggressive Growth Portfolio....................    $25        $ 77       $132       $283
Janus Aspen Growth Portfolio...............................    $25        $ 77       $132       $282
Janus Aspen Growth and Income Portfolio....................    $25        $ 78       $134       $286
Janus Aspen International Growth Portfolio.................    $26        $ 79       $134       $287
MFS-Registered Trademark- Mid Cap Growth Series............    $28        $ 85       $144       $307
MFS-Registered Trademark- New Discovery Series.............    $29        $ 90       $153       $323
MFS-Registered Trademark- Total Return Series..............    $27        $ 84       $144       $306
MFS-Registered Trademark- Utilities Series.................    $28        $ 86       $146       $310
Oppenheimer Capital Appreciation Fund/VA...................    $25        $ 77       $132       $282
Oppenheimer Global Securities Fund/VA......................    $25        $ 78       $134       $286
Oppenheimer High Income Fund/VA............................    $27        $ 82       $140       $298
Oppenheimer Main Street Growth & Income Fund/VA............    $26        $ 79       $136       $289
Oppenheimer Multiple Strategies Fund/VA....................    $26        $ 80       $137       $293
Pioneer Fund VCT Portfolio.................................    $26        $ 81       $139       $296
Pioneer Real Estate Shares VCT Portfolio...................    $31        $ 96       $164       $344
Scudder Technology Growth Portfolio........................    $24        $ 74       $127       $271
SVS Dreman Financial Services Portfolio....................    $24        $ 75       $129       $277
T. Rowe Price International Stock Portfolio................    $26        $ 81       $139       $297

(2)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would have paid the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election at issue of the Annual Step-Up with 7% Yield EDB Rider (Form 3313-02 with a charge of 0.50% annually), the Enhanced Earnings Rider (charge of 0.25% annually) -- Total Rider charges will be reduced by .05% when both the EER and this EDB Rider are in effect simultaneously (in this example, therefore, total rider charges will equal 0.70%):



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $31        $ 94       $160       $338
AIT Equity Index Fund......................................    $28        $ 86       $146       $311
AIT Government Bond Fund...................................    $30        $ 93       $159       $335
AIT Money Market Fund......................................    $28        $ 86       $148       $313
AIT Select Aggressive Growth Fund..........................    $34        $103       $175       $367
AIT Select Capital Appreciation Fund.......................    $34        $104       $177       $371
AIT Select Emerging Markets Fund...........................    $42        $127       $214       $440
AIT Select Growth Fund.....................................    $33        $102       $173       $362
AIT Select Growth and Income Fund..........................    $32        $ 98       $167       $350
AIT Select International Equity Fund.......................    $35        $107       $181       $377
AIT Select Investment Grade Income Fund....................    $29        $ 90       $153       $324
AIT Select Strategic Growth Fund...........................    $36        $111       $187       $390
AIT Select Strategic Income Fund...........................    $35        $105       $179       $374
AIT Select Value Opportunity Fund..........................    $34        $104       $176       $369
AIM V.I. Aggressive Growth Fund............................    $35        $108       $183       $382
AIM V.I. Blue Chip Fund....................................    $36        $110       $186       $387
AIM V.I. Premier Equity Fund...............................    $32        $ 97       $165       $347
AIM V.I. Basic Value Fund..................................    $38        $115       $195       $405
AIM V.I. Capital Development Fund..........................    $38        $114       $193       $401
Alliance Premier Growth Portfolio..........................    $34        $103       $175       $366
AllianceBernstein Small Cap Value Portfolio................    $38        $115       $195       $405
AllianceBernstein Value Portfolio..........................    $38        $115       $195       $405
Alliance Growth and Income Portfolio.......................    $32        $ 99       $169       $354
Alliance Technology Portfolio..............................    $37        $112       $189       $393
Deutsche VIT EAFE Equity Index Fund........................    $30        $ 91       $155       $327
Deutsche VIT Small Cap Index Fund..........................    $28        $ 85       $144       $307
Eaton Vance VT Floating-Rate Income Fund...................    $37        $112       $189       $393
Eaton Vance VT Worldwide Health Sciences Fund..............    $47        $141       $236       $479
Fidelity VIP Equity-Income Portfolio.......................    $29        $ 89       $151       $320
Fidelity VIP Growth Portfolio..............................    $30        $ 92       $156       $330
Fidelity VIP High Income Portfolio.........................    $30        $ 93       $158       $333
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $30        $ 92       $156       $330
Fidelity VIP III Growth & Income Portfolio.................    $29        $ 89       $151       $320
Fidelity VIP III Mid Cap Portfolio.........................    $30        $ 92       $157       $331
Fidelity VIP III Value Strategies Portfolio................    $34        $104       $177       $371
FT VIP Franklin Large Cap Growth Securities Fund...........    $34        $103       $174       $365
FT VIP Franklin Small Cap Fund.............................    $34        $104       $177       $371
FT VIP Franklin Small Cap Value Securities Fund............    $34        $103       $175       $367
FT VIP Mutual Shares Securities Fund.......................    $34        $103       $175       $366
FT VIP Templeton Foreign Securities Fund...................    $35        $107       $181       $377
INVESCO VIF Dynamics Fund..................................    $34        $104       $177       $370
INVESCO VIF Health Sciences Fund...........................    $34        $104       $176       $368
Janus Aspen Aggressive Growth Portfolio....................    $32        $ 99       $169       $354
Janus Aspen Growth Portfolio...............................    $32        $ 99       $168       $353
Janus Aspen Growth and Income Portfolio....................    $33        $100       $170       $357

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Janus Aspen International Growth Portfolio.................    $33        $100       $171       $358
MFS-Registered Trademark- Mid Cap Growth Series............    $35        $106       $180       $376
MFS-Registered Trademark- New Discovery Series.............    $37        $111       $188       $392
MFS-Registered Trademark- Total Return Series..............    $35        $106       $180       $376
MFS-Registered Trademark- Utilities Series.................    $35        $107       $182       $379
Oppenheimer Capital Appreciation Fund/VA...................    $32        $ 99       $168       $353
Oppenheimer Global Securities Fund/VA......................    $33        $100       $170       $357
Oppenheimer High Income Fund/VA............................    $34        $104       $176       $368
Oppenheimer Main Street Growth & Income Fund/VA............    $33        $101       $172       $360
Oppenheimer Multiple Strategies Fund/VA....................    $33        $102       $173       $363
Pioneer Fund VCT Portfolio.................................    $34        $103       $175       $366
Pioneer Real Estate Shares VCT Portfolio...................    $39        $118       $199       $411
Scudder Technology Growth Portfolio........................    $31        $ 96       $163       $343
SVS Dreman Financial Services Portfolio....................    $32        $ 97       $166       $348
T. Rowe Price International Stock Portfolio................    $34        $103       $175       $367



If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:



(3)(a) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.35% annually) and the Annual Step-Up with 5% Yield EDB Rider (Form 3263-99 with a charge of 0.25% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $109       $177       $235       $338
AIT Equity Index Fund......................................    $107       $169       $221       $311
AIT Government Bond Fund...................................    $109       $176       $234       $335
AIT Money Market Fund......................................    $107       $169       $223       $313
AIT Select Aggressive Growth Fund..........................    $112       $185       $250       $367
AIT Select Capital Appreciation Fund.......................    $112       $186       $252       $371
AIT Select Emerging Markets Fund...........................    $119       $207       $286       $440
AIT Select Growth Fund.....................................    $111       $183       $248       $362
AIT Select Growth and Income Fund..........................    $110       $180       $242       $350
AIT Select International Equity Fund.......................    $113       $188       $255       $377
AIT Select Investment Grade Income Fund....................    $108       $173       $228       $324
AIT Select Strategic Growth Fund...........................    $114       $191       $261       $390
AIT Select Strategic Income Fund...........................    $113       $187       $253       $374
AIT Select Value Opportunity Fund..........................    $112       $185       $251       $369
AIM V.I. Aggressive Growth Fund............................    $113       $189       $257       $382
AIM V.I. Blue Chip Fund....................................    $114       $191       $260       $387
AIM V.I. Premier Equity Fund...............................    $110       $179       $240       $347
AIM V.I. Basic Value Fund..................................    $116       $196       $268       $405
AIM V.I. Capital Development Growth Fund...................    $115       $195       $267       $401
Alliance Premier Growth Portfolio..........................    $112       $184       $250       $366
AllianceBernstein Small Cap Value Portfolio................    $116       $196       $268       $405
AllianceBernstein Value Portfolio..........................    $116       $196       $268       $405
Alliance Growth and Income Portfolio.......................    $111       $181       $244       $354
Alliance Technology Portfolio..............................    $115       $192       $263       $393
Deutsche VIT EAFE Equity Index Fund........................    $108       $173       $230       $327
Deutsche VIT Small Cap Index Fund..........................    $106       $168       $219       $307
Eaton Vance VT Floating-Rate Income Fund...................    $115       $192       $263       $393

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Eaton Vance VT Worldwide Health Sciences Fund..............    $124       $219       $306       $479
Fidelity VIP Equity-Income Portfolio.......................    $107       $171       $226       $320
Fidelity VIP Growth Portfolio..............................    $108       $174       $231       $330
Fidelity VIP High Income Portfolio.........................    $109       $175       $233       $333
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $108       $174       $231       $330
Fidelity VIP III Growth & Income Portfolio.................    $107       $171       $226       $320
Fidelity VIP III Mid Cap Portfolio.........................    $108       $175       $232       $331
Fidelity VIP III Value Strategies Portfolio................    $112       $186       $252       $371
FT VIP Franklin Large Cap Growth Securities Fund...........    $112       $184       $249       $365
FT VIP Franklin Small Cap Fund.............................    $112       $186       $252       $371
FT VIP Franklin Small Cap Value Securities Fund............    $112       $185       $250       $367
FT VIP Mutual Shares Securities Fund.......................    $112       $184       $250       $366
FT VIP Templeton Foreign Securities Fund...................    $113       $188       $255       $377
INVESCO VIF Dynamics Fund..................................    $112       $186       $251       $370
INVESCO VIF Health Sciences Fund...........................    $112       $185       $251       $368
Janus Aspen Aggressive Growth Portfolio....................    $111       $181       $244       $354
Janus Aspen Growth Portfolio...............................    $111       $181       $243       $353
Janus Aspen Growth and Income Portfolio....................    $111       $182       $245       $357
Janus Aspen International Growth Portfolio.................    $111       $182       $246       $358
MFS-Registered Trademark- Mid Cap Growth Series............    $113       $187       $255       $376
MFS-Registered Trademark- New Discovery Series.............    $114       $192       $262       $392
MFS-Registered Trademark- Total Return Series..............    $113       $187       $254       $376
MFS-Registered Trademark- Utilities Series.................    $113       $188       $256       $379
Oppenheimer Capital Appreciation Fund/VA...................    $111       $181       $243       $353
Oppenheimer Global Securities Fund/VA......................    $111       $182       $245       $357
Oppenheimer High Income Fund/VA............................    $112       $185       $251       $368
Oppenheimer Main Street Growth & Income Fund/VA............    $111       $183       $247       $360
Oppenheimer Multiple Strategies Fund/VA....................    $112       $184       $248       $363
Pioneer Fund VCT Portfolio.................................    $112       $184       $250       $366
Pioneer Real Estate Shares VCT Portfolio...................    $116       $198       $272       $411
Scudder Technology Growth Portfolio........................    $110       $178       $238       $343
SVS Dreman Financial Services Portfolio....................    $110       $179       $241       $348
T. Rowe Price International Stock Portfolio................    $112       $185       $250       $367



(3)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would have paid the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.35% annually) and the Annual Step-Up with 5% EDB Rider (Form 3263-99 with a charge of 0.25% annually):



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $31        $ 94       $160       $338
AIT Equity Index Fund......................................    $28        $ 86       $146       $311
AIT Government Bond Fund...................................    $30        $ 93       $159       $335
AIT Money Market Fund......................................    $28        $ 86       $148       $313
AIT Select Aggressive Growth Fund..........................    $34        $103       $175       $367
AIT Select Capital Appreciation Fund.......................    $34        $104       $177       $371
AIT Select Emerging Markets Fund...........................    $42        $127       $214       $440
AIT Select Growth Fund.....................................    $33        $102       $173       $362
AIT Select Growth and Income Fund..........................    $32        $ 98       $167       $350
AIT Select International Equity Fund.......................    $35        $107       $181       $377
AIT Select Investment Grade Income Fund....................    $29        $ 90       $153       $324

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Select Strategic Growth Fund...........................    $36        $111       $187       $390
AIT Select Strategic Income Fund...........................    $35        $105       $179       $374
AIT Select Value Opportunity Fund..........................    $34        $104       $176       $369
AIM V.I. Aggressive Growth Fund............................    $35        $108       $183       $382
AIM V.I. Blue Chip Fund....................................    $36        $110       $186       $387
AIM V.I. Premier Equity Fund...............................    $32        $ 97       $165       $347
AIM V.I. Basic Value Fund..................................    $38        $115       $195       $405
AIM V.I. Capital Development Fund..........................    $38        $114       $193       $401
Alliance Premier Growth Portfolio..........................    $34        $103       $175       $366
AllianceBernstein Small Cap Value Portfolio................    $38        $115       $195       $405
AllianceBernstein Value Portfolio..........................    $38        $115       $195       $405
Alliance Growth and Income Portfolio.......................    $32        $ 99       $169       $354
Alliance Technology Portfolio..............................    $37        $112       $189       $393
Deutsche VIT EAFE Equity Index Fund........................    $30        $ 91       $155       $327
Deutsche VIT Small Cap Index Fund..........................    $28        $ 85       $144       $307
Eaton Vance VT Floating-Rate Income Fund...................    $37        $112       $189       $393
Eaton Vance VT Worldwide Health Sciences Fund..............    $47        $141       $236       $479
Fidelity VIP Equity-Income Portfolio.......................    $29        $ 89       $151       $320
Fidelity VIP Growth Portfolio..............................    $30        $ 92       $156       $330
Fidelity VIP High Income Portfolio.........................    $30        $ 93       $158       $333
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $30        $ 92       $156       $330
Fidelity VIP III Growth & Income Portfolio.................    $29        $ 89       $151       $320
Fidelity VIP III Mid Cap Portfolio.........................    $30        $ 92       $157       $331
Fidelity VIP III Value Strategies Portfolio................    $34        $104       $177       $371
FT VIP Franklin Large Cap Growth Securities Fund...........    $34        $103       $174       $365
FT VIP Franklin Small Cap Fund.............................    $34        $104       $177       $371
FT VIP Franklin Small Cap Value Securities Fund............    $34        $103       $175       $367
FT VIP Mutual Shares Securities Fund.......................    $34        $103       $175       $366
FT VIP Templeton Foreign Securities Fund...................    $35        $107       $181       $377
INVESCO VIF Dynamics Fund..................................    $34        $104       $177       $370
INVESCO VIF Health Sciences Fund...........................    $34        $104       $176       $368
Janus Aspen Aggressive Growth Portfolio....................    $32        $ 99       $169       $354
Janus Aspen Growth Portfolio...............................    $32        $ 99       $168       $353
Janus Aspen Growth and Income Portfolio....................    $33        $100       $170       $357
Janus Aspen International Growth Portfolio.................    $33        $100       $171       $358
MFS-Registered Trademark- Mid Cap Growth Series............    $35        $106       $180       $376
MFS-Registered Trademark- New Discovery Series.............    $37        $111       $188       $392
MFS-Registered Trademark- Total Return Series..............    $35        $106       $180       $376
MFS-Registered Trademark- Utilities Series.................    $35        $107       $182       $379
Oppenheimer Capital Appreciation Fund/VA...................    $32        $ 99       $168       $353
Oppenheimer Global Securities Fund/VA......................    $33        $100       $170       $357
Oppenheimer High Income Fund/VA............................    $34        $104       $176       $368
Oppenheimer Main Street Growth & Income Fund/VA............    $33        $101       $172       $360
Oppenheimer Multiple Strategies Fund/VA....................    $33        $102       $173       $363
Pioneer Fund VCT Portfolio.................................    $34        $103       $175       $366
Pioneer Real Estate Shares VCT Portfolio...................    $39        $118       $199       $411
Scudder Technology Growth Portfolio........................    $31        $ 96       $163       $343
SVS Dreman Financial Services Portfolio....................    $32        $ 97       $166       $348
T. Rowe Price International Stock Portfolio................    $34        $103       $175       $367

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA SELECT REWARD VARIABLE ANNUITY?

The Allmerica Select Reward variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased prior to the 86(th) birthday of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - a Payment Credit equal to 5% of your payment, added to the Contract's Accumulated Value as soon as your payment is applied;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases; and

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments to the combination of portfolios of securities (Underlying Funds) under your Contract, to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner die before the Annuity Date and you did not elect an Enhanced Death Benefit Rider at issue, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) For a discussion of the available Enhanced Death Benefit Riders, see APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS. In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see APPENDIX C -- ENHANCED EARNINGS RIDER.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?


During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:


    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than two years after the Issue Date; and

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

You may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). Under a Life annuity payout option, the Owner may make one Payment Withdrawal each calendar year. Under a Life with Period Certain or Life with Cash Back annuity payout option, the Owner may make one Payment Withdrawal and one Present Value Withdrawal in each calendar year. Under a Period Certain annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company. Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $5,000 minimum ($2,000 for IRA's) for your initial payment and a $50 minimum for any additional payments. A lower initial payment may be permitted where monthly payments are being forwarded directly from a financial institution. A minimum of $1,000 is always required to establish a Guarantee Period Account.

Each time you make a payment, you will receive a Payment Credit equal to 5% of your payment. This Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account.


VARIABLE ACCOUNT. The following are the sixty Underlying Funds and the Sub-Advisers of the AIT Funds and the investment managers of the other Underlying Funds:



                      UNDERLYING FUND                                    SUB-ADVISERS/FUND MANAGERS
------------------------------------------------------------  -------------------------------------------------
AIT Core Equity Fund                                          UBS Global Asset Management (Americas), Inc.
                                                              Goldman Sachs Asset Management
AIT Equity Index Fund                                         Allmerica Asset Management, Inc.
AIT Government Bond Fund                                      Allmerica Asset Management, Inc.
AIT Money Market Fund                                         Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund                             Massachusetts Financial Services Company
                                                              Jennison Associates LLC
AIT Select Capital Appreciation Fund                          T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund                              Schroder Investment Management North America Inc.
AIT Select Growth Fund                                        Putnam Investment Management, LLC
AIT Select Growth and Income Fund                             J. P. Morgan Investment Management Inc.
AIT Select International Equity Fund                          Bank of Ireland Asset Management (U.S.) Limited
AIT Select Investment Grade Income Fund                       Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund                              TCW Investment Management Company
AIT Select Strategic Income Fund                              Western Asset Management Company
AIT Select Value Opportunity Fund                             Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                               A I M Advisors, Inc.
AIM V.I. Blue Chip Fund                                       A I M Advisors, Inc.
AIM V.I. Premier Equity Fund                                  A I M Advisors, Inc.
AIM V.I. Basic Value Fund                                     A I M Advisors, Inc.
AIM V.I. Capital Development Fund                             A I M Advisors, Inc.
AllianceBernstein Small Cap Value Portfolio                   Alliance Capital Management L.P.
AllianceBernstein Value Portfolio                             Alliance Capital Management L.P.
Alliance Growth and Income Portfolio                          Alliance Capital Management L.P.
Alliance Premier Growth Portfolio                             Alliance Capital Management L.P.
Alliance Technology Portfolio                                 Alliance Capital Management L.P.
Deutsche VIT EAFE Equity Index Fund                           Deutsche Asset Management
Deutsche VIT Small Cap Index Fund                             Deutsche Asset Management
Eaton Vance VT Floating-Rate Income Fund                      Eaton Vance Management

                      UNDERLYING FUND                                    SUB-ADVISERS/FUND MANAGERS
------------------------------------------------------------  -------------------------------------------------
Eaton Vance VT Worldwide Health Sciences Fund                 OrbiMed Advisors, Inc
Fidelity VIP Equity-Income Portfolio                          Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                                 Fidelity Management & Research Company
Fidelity VIP High Income Portfolio                            Fidelity Management & Research Company
Fidelity VIP II Contrafund-Registered Trademark- Portfolio    Fidelity Management & Research Company
Fidelity VIP III Growth & Income Portfolio                    Fidelity Management & Research Company
Fidelity VIP III Mid Cap Portfolio                            Fidelity Management & Research Company
Fidelity VIP III Value Strategies Portfolio                   Fidelity Management & Research Company
FT VIP Franklin Large Cap Growth Securities Fund              Franklin Advisers, Inc.
FT VIP Franklin Small Cap Fund                                Franklin Advisers, Inc.
FT VIP Franklin Small Cap Value Securities Fund               Franklin Advisory Services, LLC
FT VIP Mutual Shares Securities Fund                          Franklin Mutual Advisers, LLC
FT VIP Templeton Foreign Securities Fund                      Templeton Investment Counsel, LLC
INVESCO VIF Dynamics Fund                                     INVESCO Funds Group, Inc.
INVESCO VIF Health Sciences Fund                              INVESCO Funds Group, Inc.
Janus Aspen Aggressive Growth Portfolio                       Janus Capital
Janus Aspen Growth Portfolio                                  Janus Capital
Janus Aspen Growth and Income Portfolio                       Janus Capital
Janus Aspen International Growth Portfolio                    Janus Capital
MFS-Registered Trademark- Mid Cap Growth Series               Massachusetts Financial Services Company
MFS-Registered Trademark- New Discovery Series                Massachusetts Financial Services Company
MFS-Registered Trademark- Total Return Series                 Massachusetts Financial Services Company
MFS-Registered Trademark- Utilities Series                    Massachusetts Financial Services Company
Oppenheimer Capital Appreciation Fund/VA                      OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA                         OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                               OppenheimerFunds, Inc.
Oppenheimer Main Street Growth & Income Fund/ VA              OppenheimerFunds, Inc.
Oppenheimer Multiple Strategies Fund/VA                       OppenheimerFunds, Inc.
Pioneer Fund VCT Portfolio                                    Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio                      Pioneer Investment Management, Inc.
SVS Dreman Financial Services Portfolio                       Deutsche Investment Management Americas Inc.
Scudder Technology Growth Portfolio                           Deutsche Investment Management Americas Inc.
T. Rowe Price International Stock Portfolio                   T. Rowe Price International, Inc.


Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES. For more information about the investment advisers, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California, where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a

Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. During the accumulation phase, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.


If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.


WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The Withdrawal Without Surrender Charge Amount in each calendar year will be the greater of:

    (1) 100% of Cumulative Earnings (excluding Payment Credits); or

    (2) 15% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces.

For a detailed discussion of how the Withdrawal Without Surrender Charge Amount is calculated, please see CHARGES AND DEDUCTIONS, "SURRENDER CHARGE."

Each calendar year, the Owner of a qualified Contract or a Contract issued under a Section 457 Deferred Compensation Plan may take without a surrender charge the Withdrawal Without Surrender Charge Amount described above or, if greater, an amount calculated by the Company based on his or her life expectancy.

In addition, WHERE PERMITTED BY LAW, the Company will waive surrender charges if, after the Contract is issued:

    - you become disabled before you attain age 65; or

    - you are diagnosed with a fatal illness or are confined in a medical care facility for the later of 90 consecutive days or one year after the Issue Date.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted, less the Payment Credit(s). However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted, less any Payment Credit(s). See "RIGHT TO CANCEL" under DESCRIPTION OF THE
CONTRACT -- THE ACCUMULATION PHASE.

Each time you make a payment, you will receive a Payment Credit equal to 5% of the payment. The Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by law).

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").



Allmerica Financial is a charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.



ALLMERICA SELECT SEPARATE ACCOUNT. The Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on March 5, 1992. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.



The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.


Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Five of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.



DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Deutsche Asset Management, Inc. ("DeAM") serves as investment adviser to the Deutsche VIT Small Cap Index Fund and Deutsche VIT EAFE Equity Index Fund.


EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance"), 255 State Street, Boston, Massachusetts, manages Eaton Vance VT Floating-Rate Income Fund. OrbiMed Advisors, Inc. ("OrbiMed"), 767 3rd Avenue, New York, New York, manages the Eaton Vance VT Worldwide Health Sciences Fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP II Contrafund-Registered Trademark-Portfolio.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio, Fidelity VIP III Mid Cap Portfolio, and Fidelity VIP III Value Strategies Portfolio.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund and FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Advisory Services, LLC is the investment adviser to FT VIP Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is the investment adviser to the FT VIP Templeton Foreign Securities Fund.


INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Four of its investment portfolios are available under the
Contract: Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and Janus Aspen International Growth Portfolio.


MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM). MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.



OPPENHEIMER VARIABLE ACCOUNT FUNDS. Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 498 Seventh Ave, 10th Floor, New York, NY 10018.



PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.



SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.



T. ROWE PRICE INTERNATIONAL SERIES, INC.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.


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                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.


AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.



AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.



AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.


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AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.


AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.



AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. This Fund formerly was known as the AIM V.I. Value Fund.


AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.


AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

ALLIANCE TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.


DEUTSCHE VIT EAFE EQUITY INDEX FUND -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark- Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index.



DEUTSCHE VIT SMALL CAP INDEX FUND -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index.


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND -- seeks long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund invests at least 80% of total assets in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that industry.

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FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.


FIDELITY VIP III VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).



FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.



FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.



FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO -- seeks long-term total return. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market capitalization values not exceeding $25 billion, at the time of purchase.



FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities.



INVESCO VIF DYNAMICS FUND -- seeks long-term capital growth.



INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.

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JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO -- seeks long-term growth of capital.
The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital. The Portfolio primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income through investment primarily in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments.


PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.



PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective. This portfolio formerly was known as the Pioneer Real Estate Growth VCT Portfolio.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.


SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.

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T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S.
companies.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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             DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

PAYMENTS

The latest Issue Date is the day prior to the 86th birthday of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application and/or signature. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocation instructions for future payments by notifying the Company.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" under "TRANSFER PRIVILEGE" below.

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.


In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the

Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of the actions are taken, the Company will notify the market timer of the action as soon as practicable.


PAYMENT CREDITS

A Payment Credit will be added to the Contract's Accumulated Value each time a payment is made. The Payment Credit is funded from the Company's General Account and is currently equal to 5% of each payment received. The Company guarantees that the Payment Credit will never be less than 5%. Payment Credits are not considered to be "investment in the contract" for income tax purposes. (See FEDERAL TAX CONSIDERATIONS).

Each Payment Credit is immediately allocated among the investment options in the same proportions as the applicable payment. However, if you cancel the Contract under its "Right to Examine" provision, the amount refunded to you will be reduced by the amount of the Payment Credit(s). If the applicable "Right to Examine" provision in your state provides that you will receive the adjusted Accumulated Value of the Contract, this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL," below.

The Company uses a portion of the mortality and expense risk charge and surrender charge to help recover the expenses associated with the Payment Credit under this Contract. See CHARGES AND DEDUCTIONS. Under certain circumstances (such as a period of poor market performance) a contract without a Payment Credit (or a bonus) may provide greater values than this Contract, which contains the Payment Credit. In addition, due to the generally larger surrender charge for a contract with a Payment Credit, an annuity contract without a Payment Credit may provide greater values upon surrender than a Contract that contains the Payment Credit. You should consider these possibilities before purchasing the Contract.

COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

    (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

    (2) adding together the values of each Sub-Account, and

    (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment and Payment Credit allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment and Payment Credit will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to

Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of (a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

Each time you make a payment, you receive a Payment Credit equal to 5% of the payment. If you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

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TELEPHONE TRANSACTIONS PRIVILEGE

You, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.


The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGE

Prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS" the Owner may transfer amounts among available investment options at any time upon written or telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.


ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties that provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from the Fixed Account or the Sub-Accounts investing in the AIT Money Market Fund and the AIT Select Investment Grade Income Fund ("source accounts"). You may elect automatic transfers to one or more Sub-Accounts, subject to the following:

    - the predetermined dollar amount may not be less than $100;

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    - the periodic basis may be monthly, quarterly, semi-annually or annually;

    - automatic transfers may not be made into the selected source account, the Fixed Account, or the Guarantee Period Accounts; and if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

SURRENDERS AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date, on which the request and the Contract are received at the Principal Office.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A

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withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000.

A surrender charge, a Contract fee and, if applicable, a rider charge, may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value without any applicable surrender charge; see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.


The surrender and withdrawal rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" Tax-Sheltered Annuities" under FEDERAL TAX CONSIDERATIONS.


For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about Withdrawals after the Annuity Date, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 16 days after the Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

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Systematic withdrawals will first be taken from amounts available as a
"Withdrawal Without Surrender Charge" (see "SURRENDER CHARGE" "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge; and last, from Payment Credits. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.

The minimum amount of each automatic withdrawal is $100, and the Accumulated Value may not be reduced to less than $1,000. If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS (for Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only) Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the Company's LED option, (based on the applicable IRS table),in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge, based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "TAXATION OF THE CONTRACT IN GENERAL" under FEDERAL TAX CONSIDERATIONS. IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE SUBSTANTIALLY EQUAL PERIODIC PAYMENT DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.

SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may preauthorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under this program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender

                                       43
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charge is ever applied to withdrawals made under this program, the periodic withdrawals in any calendar year are limited to 15% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.

The program will automatically terminate if a withdrawal that is not part of this program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.

DEATH BENEFIT


A death benefit is payable if the Owner or the first of either Joint Owner dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY."


STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid. The standard death benefit is equal to the greater of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment or (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

For each withdrawal under (b), the proportionate reduction is calculated by multiplying the standard death benefit immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal


OPTIONAL ENHANCED DEATH BENEFIT RIDERS. When applying for the Contract, an Owner may elect one of the available optional Enhanced Death Benefit (EDB) Riders as long as the oldest Owner has not yet attained age 80 (a later age may apply to certain Riders as specified in APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS). Certain Riders may not be available in all jurisdictions. A separate charge for an EDB Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For more information about the benefits available under each of the EDB Riders, see APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS. For specific charges and more detail, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.


PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of the death certificate and all necessary claim paperwork at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the AIT Money Market Sub-Account. The beneficiary may, by

                                       44
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written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

    (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account; and

    (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Sub-Account.

The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider (EER) is currently available in most jurisdictions for a separate monthly charge (See, "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.) This Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner, or an Annuitant if the Owner is a nonnatural person, dies prior to the Annuity Date. For a discussion of the benefits and conditions of the Rider, see APPENDIX C -- OPTIONAL ENHANCED EARNINGS RIDER.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

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
                       ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur;

    - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "VARIABLE ANNUITY BENEFIT PAYMENTS" below for details); and

    - to elect to have the Death Benefit applied under any annuity payout option not extending beyond the beneficiary's life expectancy. The beneficiary may not change such an election.

ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

    - may not be earlier than the second Contract Anniversary; and

    - must occur before the Owner's 99th birthday.

If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's 85(th) birthday or (b) two years after the Issue Date.

If there are Joint Owners, the age of the younger will determine the latest possible Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option. The annuity payout option selected must result in an initial payment of at least $50 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. See the Contract for more specific information about fixed annuity payout options.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments during the Annuitant's life. Thereafter, any excess of the originally applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER
  OF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (1) a discount factor equivalent to the AIR and

    (2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR, and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;

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    - gender of the Annuitant (if applicable, see "NORRIS DECISION");

    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

    (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

    (2) the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/ she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining guaranteed payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. Transfers will be subject to the same market timing restrictions discussed in "PAYMENTS" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-

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Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.

Automatic Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.


WITHDRAWALS AFTER THE ANNUITY DATE


WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "TAXATION OF THE CONTRACT IN GENERAL," "WITHDRAWALS AFTER ANNUITIZATION" UNDER FEDERAL TAX CONSIDERATIONS.

After the Annuity Date but prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS
The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS
The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments).

Under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS
The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See Calculation of Proportionate Reduction, below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See Calculation of Present Value, below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

    - PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                       Amount of the variable withdrawal
                 ----------------------------------------------

            Present value of all remaining variable annuity benefit
                  payments immediately prior to the withdrawal

Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

    - PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life with Period Certain or Life with Cash Back annuity payout options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments) and under Period Certain annuity payout options (the Owner may make multiple Present Value Withdrawals in each calendar year).

      Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                          Amount of the variable withdrawal
                 ---------------------------------------------------

               Present value of remaining guaranteed variable annuity
                benefit payments immediately prior to the withdrawal

      Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

      Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

      If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by one of the following charges ("Withdrawal Adjustment Charge"):

    - 15 or more years of annuity benefit payments being
      valued --                                               1.00%
    - 10-14 years of annuity benefit payments being
      valued --                                               1.50%
    - Less than 10 years of annuity benefit payments being
      valued --                                               2.00%

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX G -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:


    (1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date. (For Owners who elected the M-GAP Rider prior to its discontinuance on January 31, 2002 (see "DISCONTINUATION OF THE OPTIONAL M-GAP RIDER" in the SAI) and who exercise their rights under the Rider at annuitization, the value applied to the Fixed Account upon reversal of annuitization will not include any excess value of the M-GAP Benefit Base over the Annuity Value.)


    (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's

       Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).


    (3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. Surrender charges may apply to these withdrawals, and there may be adverse tax consequences. See "TAXATION OF THE CONTRACT IN GENERAL" under FEDERAL TAX CONSIDERATIONS.


If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. The Company uses a portion of the mortality and expense risk charge and the surrender charge described below to recover expenses associated with the Payment Credit. Even though the Payment Credit is credited during the accumulation phase only, the mortality and expense risk charge applies during both the accumulation phase and the annuity payout phase. The Company expects to make a profit from the charges it makes to recover the expenses of the Payment Credit. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses, and to partially recover the expenses associated with the Payment Credit.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs of the Underlying Funds also contain information concerning expenses of and should be read in conjunction with the Prospectus.

CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available.

Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers a number of riders that are only available if elected by the Owner at issue. A separate monthly charge is made for each Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.


CHARGE FOR THE ENHANCED DEATH BENEFIT (EDB) RIDERS: The applicable charge for each of the following Riders is assessed on the Accumulated Value on the last day of each Contract month, multiplied by 1/12th of the following annual percentage rates:



Annual Step-up With 5% Yield Enhanced Death Benefit Rider (EDB) (Form 3263-99)    0.25%
15% Breakthrough EDB Rider (Form 3241-01)                                         0.25%
15% Breakthrough EDB Rider (Form 3316-02)*                                        0.25%
10% Breakthrough EDB Rider (Form 3315-02)*                                        0.30%
Annual Step-Up With 5% Yield EDB Rider (Form 3312-02) (in Texas Form 3311-02)*    0.35%
15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)*                          0.35%
10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)*                          0.40%
Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)*                            0.50%

*If this Rider is in effect simultaneously with the Enhanced Earnings Rider, the total aggregate charge will be reduced by 0.05%.


CHARGE FOR THE ENHANCED EARNINGS RIDER (EER): The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.25% of the Accumulated Value on that date. If the EER is in effect simultaneously with one of the referenced Enhanced Death Benefit Riders (see table above), the total aggregate charge for the Riders will be reduced by 0.05%.


For a description of the Riders, see APPENDIX B -- "OPTIONAL ENHANCED DEATH BENEFIT RIDERS" AND APPENDIX C -- OPTIONAL ENHANCED EARNINGS RIDER.


CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following annual charges apply:



Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 15-year waiting period     0.20%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 10- year waiting period    0.35%



For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.


PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. The Company uses a portion of the surrender charge to recover expenses associated with the Payment Credit.

CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

    - The amount available under the Withdrawal Without Surrender Charge provision, described below;

    - Old Payments -- total payments invested in the Contract for more than nine years;

    - New Payments -- payments received by the Company during the nine years preceding the date of the surrender or withdrawal; and

    - Payment Credits.

Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The following surrender charge table outlines these charges:

COMPLETE YEARS FROM
  DATE OF PAYMENT       CHARGE
-------------------    --------
  Less than 4            8.5%
  Less than 5            7.5%
  Less than 6            6.5%
  Less than 7            5.5%
  Less than 8            3.5%
  Less than 9            1.5%
  Thereafter                0

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.

The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE.) In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.

WITHDRAWAL WITHOUT SURRENDER CHARGE: Each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to the greater of A or B where:

       A is earnings at the time of withdrawal excluding Payment Credits and

       B is 15% times (X less Y)* less Z where:

           X is the total gross payments made to the contract

           Y is any previous withdrawals that exceed the WWSC amount

           Z is any previous WWSC amount withdrawn in the same CALENDAR year

           *In the contract, X less Y is referred to as the Gross Payment Base

To illustrate how this works assume the following:

- The issue date is February 1, 2000.

- The initial payment to the contract is $100,000.

- No subsequent payments are made to the contract.

THE OWNER MAKES THE FOLLOWING WITHDRAWALS:

                  DATE OF       CONTRACT YEAR IN WHICH   EARNINGS AT THE TIME   AMOUNT OF
                 WITHDRAWAL        WITHDRAWAL MADE          OF WITHDRAWAL       WITHDRAWAL
               --------------   ----------------------   --------------------   ----------
Withdrawal #1  April 1, 2000           1(st)                   $2,000            $8,000
Withdrawal #2  August 1, 2000          1(st)                   $3,680            $8,000
Withdrawal #3  April 1, 2001           2(nd)                   $7,414            $15,000
Withdrawal #4  August 1, 2001          2(nd)                   $3,404            $2,000

WITHDRAWAL #1

First, determine the WWSC amount available at the time of the withdrawal:

       A is $2,000

       B is 15% times (X less Y) less Z where:

           X is $100,000

           Y is $0 (no previous withdrawals have been made)

           Z is $0 (no previous withdrawals have been made)

           15% times ($100,000 less $0) less $0 =

           15% times ($100,000) less $0 =

           $15,000 less $0 = $15,000

The greater of A or B is $15,000. This is the available WWSC amount at the time of Withdrawal #1

Second, compare the amount withdrawn to the available WWSC amount:

       Withdrawal #1 of $8,000 is less than the WWSC amount of $15,000. Thus, it is not subject to surrender charges.

WITHDRAWAL #2

First, determine the WWSC amount available at the time of the withdrawal:

       A is $3,680

       B is 15% times (X less Y) less Z where:

           X is $100,000

           Y is $0 (Withdrawal #1, did not exceed the WWSC amount)

           Z is $8,000 (Withdrawal #1 was made in the same CALENDAR year)

           15% times ($100,000 less $0) less $8,000 =

           15% times ($100,000) less $8,000 =

           $15,000 less $8,000 = $7,000

The greater of A or B is $7,000. This is the available WWSC amount at the time of Withdrawal #2.

Second, compare the amount withdrawn to the available WWSC amount:

       Withdrawal #2 of $8,000 exceeds the available WWSC amount of $7,000. Only $7,000 of

       Withdrawal #2 is part of the WWSC amount and $1,000 exceeds the WWSC amount.

WITHDRAWAL #3

First, determine the WWSC amount available at the time of the withdrawal:

       A is $7,414

       B is 15% times (X less Y) less Z where:

           X is $100,000

           Y is $1,000 ($1,000 of Withdrawal #2 exceeded the WWSC amount)

           Z is $0 (This is the first withdrawal of this CALENDAR year)

           15% times ($100,000 less $1,000) less $0 =

           15% times ($99,000) less $0 =

           $14,850 less $0 = $14,850

The greater of A or B is $14,850. This is the available WWSC amount at the time of Withdrawal #3.

Second, compare the amount withdrawn to the available WWSC amount:

       Withdrawal #3 of $15,000 exceeds the available WWSC amount of $14,850. Only $14,850 of

       Withdrawal #3 is part of the WWSC amount and $150.00 exceeds the WWSC amount.

WITHDRAWAL #4

First, determine the WWSC amount available at the time of the withdrawal:

       A is $3,404

       B is 15% times (X less Y) less Z where:

           X is $100,000

           Y is $1,150 ($1,000 of Withdrawal #2 and $150 of Withdrawal #3 exceeded the WWSC amount)

           Z is $14,850 (Withdrawal #3 was made in the same CALENDAR year. $14,850 of the total withdrawal of 15,000 was a withdrawal of the WWSC amount.)

           15% times ($100,000 less $1,150) less $14,850 =

           15% times ($98,850) less $14,850 =


           $14,827.50 less $14,850 = -$22.50


The greater of A or B is $3,404. This is the available WWSC amount at the time of Withdrawal #4.

Second, compare the amount withdrawn to the available WWSC amount:

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       Withdrawal #4 of $2,000 is less than the available WWSC amount of $3,404.
       Thus it, is not subject to surrender charges.

IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 15% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.

EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT. When a withdrawal is taken, the Company initially determines the Withdrawal Without Surrender Charge Amount in the following order:

- The Company first deducts the Withdrawal Without Surrender Charge Amount from Cumulative Earnings.

- If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

- If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn.

After the entire Withdrawal Without Surrender Charge Amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

- First from Old Payments.

    - The surrender charge table is applicable, but because Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

- Second from New Payments.

    - The surrender charge table is applicable.

    - Payments are now withdrawn from this category on a first-in-first-out
      (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.

- Third from Payment Credits.

    - The surrender charge table is not applicable to the withdrawal of Payment Credits.

For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of (a), (b) and (c) where (a) and
(b) are the same as above and (c) is the amount available as a Life Expectancy Distribution less any Withdrawal Without Surrender Charge taken during the same calendar year. (see "Life Expectancy Distributions" under DESCRIPTION OF THE CONTACT -- THE ACCUMULATION PHASE.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and see FEDERAL TAX CONSIDERATIONS.

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REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

    (1) admitted to a medical care facility after becoming the Owner or Annuitant under the Contract and remains confined there until the later of one year after the Issue Date or 90 consecutive days; or

    (2) first diagnosed by a licensed physician as having a fatal illness after the Issue Date of the Contract and after being named Owner or Annuitant.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting. "Fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis. "Physician" means a person (other than the Owner, Annuitant or a member of one of their families) who is state licensed to give medical care or treatment and is acting within the scope of that license. Physically disabled means that the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

    - the size and type of group or class, and the persistency expected from that group or class;

    - the total amount of payments to be received, and the manner in which payments are remitted;

    - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

    - other transactions where sales expenses are likely to be reduced; or

    - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals ("eligible persons"):

    - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

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
    - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds;

    - investment managers or sub-advisers of the Underlying Funds; and

    - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

In addition, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

WITHDRAWAL ADJUSTMENT CHARGE

After the Annuity Date, a withdrawal will result in a calculation by the Company of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. The present value is calculated based on the Annuity 2000 Mortality Table (male, female or unisex rates as appropriate). If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by one of the following adjustments:

15 or more years of annuity benefit payments being valued --                      1.00%
10-14 years of annuity benefit payments being valued --                           1.50%
Less than 10 years of annuity benefit payments being valued --                    2.00%

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For more information see "WITHDRAWALS AFTER THE ANNUITY DATE," under ANNUITIZATION -- THE PAYOUT PHASE.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in New York, Oregon, Maryland, and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION

PHASE. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited; however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX E -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "F. Surrender and Withdrawals." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "E. Surrender Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" below.

TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's investment in the contract. Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer are taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current Annuity Value.

For example, assume that a Contract owner with Accumulated Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or in the case of the Owner's "total disability" (as defined in the
      Code); or

    - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.

Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.

The Contract provides optional "Enhanced Death Benefit Riders", see APPENDIX
B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS, under which the death benefit payable under the Contract may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. The Internal Revenue Service has stopped issuing favorable opinion letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will approve the Contract as an Individual Retirement Annuity. If the Contract fails to qualify as an Individual Retirement Annuity, then you could be taxable on the entire balance of your Individual Retirement Annuity and could also be subject to a 10% penalty tax if you are under age
59 1/2. You should consult a qualified tax adviser before adding the "Enhanced Death Benefit Rider" to the Contract if it is an Individual Retirement Annuity.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies (shared funding). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor;

    (6) to change the names of the Variable Account or of the Sub-Accounts and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of

Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions not to exceed 7.0% of payments to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.


The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


STATE RESTRICTIONS. Certain states may impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
                         ENHANCED DEATH BENEFIT RIDERS



The Company is currently offering a number of optional Enhanced Death Benefit
(EDB) Riders which may be elected at issue depending on the age of the oldest Owner. It is possible that some of the Riders described below are not available in your jurisdiction. Please check with your financial representative for more information about the availability of Riders in your state. In addition, although many of the Riders provide benefits that are similar, there are also some important differences. For example, some Riders provide different age limitations depending on the benefit offered, some have limitations on the maximum amount of the benefits provided and some employ different methods for adjusting benefits after a withdrawal is taken. Please review the Riders carefully before selecting the one that you believe is best for you.



An Enhanced Death Benefit Rider will remain in effect until the earliest of (a) the Annuity Date; (b) the date the Company determines that a death benefit is payable and the Contract is not continued by the spouse as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE; or (c) surrender of the Contract. The Company reserves the right to discontinue offering any of the described EDB Riders at any time. Such discontinuance would not affect previously issued EDB Riders.



Subject to state approval and no earlier than June 1, 2002, the following EDB Riders (referred to collectively as the "2002 EDB Riders") will be available at issue as long as the oldest Owner has not yet attained age 80.



    1.  15% Breakthrough EDB Rider (Form 3316-02)



    2.  10% Breakthrough EDB Rider (Form 3315-02)



    3. Annual Step-Up With 5% Yield EDB Rider (Form 3312-02) (in Texas Form 3311-02)



    4.  15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)



    5.  10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)



    6.  Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)



If the Contract is purchased prior to June 1, 2002 or if the 2002 EDB Riders are not yet available in your jurisdiction, you may choose one of the following Riders at issue as long as the oldest Owner has not yet attained age 86 or, in the case of the 15% Breakthrough EDB Rider (Form 3241-01), if the oldest Owner has not yet attained age 80:



    7.  Annual Step-up With 5% Yield EDB (Form 3263-99)



    8.  15% Breakthrough EDB Rider (Form 3241-01)-Not available in All States

1. 15% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3316-02)



This 15% Breakthrough Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (b) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.



The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.



I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or



    (b) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.



II. Death ON or AFTER 90th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;



    (b) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and



    (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.



EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER



Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.



When a payment is made:



    (a) the Current Breakthrough Value increases by the amount of the payment;
       and



    (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.



For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER



Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.



When a withdrawal is taken:



    (a) the Current Breakthrough Value decreases proportionately, as described below; and



    (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.



CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS



The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:



                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal



For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:



        Proportionate reduction    =  Current Breakthrough Value times (Amount of the
                                      Withdrawal divided by the Accumulated Value
                                      immediately prior to the withdrawal)
                                   =  $100,000 times ($5,000 divided by $110,000)
                                   =  $4,545
 New Current Breakthrough Value    =  $100,000 - $4,545 = $95,455
  New Target Breakthrough Value    =  115% of $95,455 = $109,773



The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

2. 10% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3315-02)



This 10% Breakthrough Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the amount guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.



The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.



I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or



    (b) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.



II. Death ON OR AFTER 90th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;



    (b) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and



    (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.



EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER



Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.



When a payment is made:



    (a) the Current Breakthrough Value increases by the amount of the payment;
       and



    (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.



For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER



Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.



When a withdrawal is taken:



    (a) the Current Breakthrough Value decreases proportionately, as described below; and



    (b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.



CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS



The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:



                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal



For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:



        Proportionate reduction    =  Current Breakthrough Value times (Amount of the
                                      Withdrawal divided by the Accumulated Value
                                      immediately prior to the withdrawal)
                                   =  $100,000 times ($5,000 divided by $105,000)
                                   =  $4,761.90
 New Current Breakthrough Value    =  $100,000 - $4,761.90 = $95,238.10
  New Target Breakthrough Value    =  110% of $95,238.10 = $104,761.91



The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.

3(A). ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3312-02
      NOT AVAILABLE IN TEXAS -- FOR TEXAS VERSION SEE 3(B) -- FORM 3311-02)



This Annual Step-Up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.



The calculation of the death benefit depends upon whether death occurs (1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.



I. Death BEFORE OR ON 80th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;



    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and



    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.



II. Death AFTER 80th Birthday but BEFORE 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;



    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, as determined after being increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and



    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.



III. Death ON OR AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;



    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals;



    (c) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.



PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c), II(b), II(c), III(b), III(c) or III(d) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:



                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

3(B). ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER
(FORM 3311-02 -- TEXAS ONLY)



This Annual Step-Up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce applicable values on a direct basis (i.e. dollar for dollar), and/or on a proportionate basis as outlined below.



The calculation of the death benefit depends upon whether death occurs (1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.



I. Death BEFORE OR ON 80th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;



    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, adjusted for withdrawals as they occur; and



    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.



II. Death AFTER 80th Birthday but BEFORE 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;



    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals; and



    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment if applicable, and subsequent payments, and adjusted for subsequent withdrawals.



III. Death ON OR AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;



    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals;



    (c) the highest Accumulated Value on any Contract anniversary date prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.



EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either (a) Proportionate Withdrawals or (b) Direct Withdrawals.



Proportionate Withdrawals. Proportionate Withdrawals are withdrawals that proportionately reduce the applicable death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:



                Amount of the Proportionate Reduction Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal



ALL WITHDRAWALS REFERRED TO IN SECTIONS I(C), II(B), II(C), III(B), III(C) AND III(D) ARE PROPORTIONATE WITHDRAWALS.



(a) Direct Withdrawals. Direct Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.



To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 5% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract Year will be classified as a Direct Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.



PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(B), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(B) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT WITHDRAWALS.



The Owner may establish an automatic schedule of withdrawals that total an amount less than or equal to 5% of gross payments in each Contact Year ("Systematic Withdrawal Program"). Selecting a Systematic Withdrawal Program may assist the Owner in taking withdrawals that are only Direct Withdrawals. For more information about systematic withdrawals, see "SURRENDERS AND WITHDRAWALS," "Systematic Withdrawals" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

4. 15% BREAKTHROUGH WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER
(FORM 3318-02)



This 15% Breakthrough with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under I(b) guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.



The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.



I. Death BEFORE OR ON Deceased's 80th Birthday. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;



    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and



    (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.



II. Death AFTER Deceased's 80th Birthday but BEFORE 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;



    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and



    (c) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.



III. Death ON OR AFTER Deceased's 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;



    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

    (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and



    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.



EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER



Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.



When a Payment is made:



    (a) the Current Breakthrough Value increases by the amount of the payment;
       and



    (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.



For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).



EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER



Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.



When a withdrawal is taken:



    (a) the Current Breakthrough Value decreases proportionately, as described below; and



    (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.



CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS



The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:



                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal



For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:



        Proportionate reduction    =  Current Breakthrough Value times (Amount of the
                                      Withdrawal divided by the Accumulated Value
                                      immediately prior to the withdrawal)
                                   =  $100,000 times ($5,000 divided by $110,000)
                                   =  $4,545
 New Current Breakthrough Value    =  $100,000 - $4,545 = $95,455
  New Target Breakthrough Value    =  115% of $95,455 = $109,773



The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

5. 10% BREAKTHROUGH WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3317-02)



This 10% Breakthrough with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under (b) guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.



The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.



I. Death BEFORE OR ON Deceased's 80th Birthday. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive Market Value Adjustment ("MVA"), if applicable; or



    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and



    (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.



II. Death AFTER Deceased's 80th Birthday but BEFORE 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;



    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and



    (c) the Current Breakthough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.



III. Death ON OR AFTER Deceased's 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;



    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

    (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and



    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.



EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER



Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 110% of the new Current Breakthrough Value.



When a Payment is made:



    (a) the Current Breakthrough Value increases by the amount of the payment;
       and



    (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.



For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).



EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER



Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.



When a withdrawal is taken:



    (a) the Current Breakthrough Value decreases proportionately, as described below; and



    (b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.



CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS



The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:



                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal



For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:



        Proportionate reduction    =  Current Breakthrough Value times (Amount of the
                                      Withdrawal divided by the Accumulated Value
                                      immediately prior to the withdrawal)
                                   =  $100,000 times ($5,000 divided by $105,000)
                                   =  $4,761.90
 New Current Breakthrough Value    =  $100,000 - $4,761.90 = $95,238.10
  New Target Breakthrough Value    =  110% of $95,238.10 = $104,761.91



The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.

6. ANNUAL STEP-UP WITH 7% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3313-02)



This Annual Step-Up with 7% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the deceased Owner's 80th birthday, subject to a 200% cap, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a direct basis (i.e. dollar-for-dollar) and/or on a proportionate basis.



The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.



I. Death BEFORE OR ON Deceased's 80th Birthday. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;



    (b) gross payments accumulated daily at 7%, starting on the date each gross payment is applied and ending on the date of death, adjusted for withdrawals as they occur. This value cannot exceed 200% of the total of gross payments and Payment Credits, adjusted for withdrawals as they occur; and



    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.



II. Death AFTER Deceased's 80th Birthday but BEFORE 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the death benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;



    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals; and



    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.



III. Death ON OR AFTER Deceased's 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;



    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals;

    (c) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and



    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.



EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either (a) Proportionate Withdrawals or (b) Direct Withdrawals.



(a)_Proportionate Withdrawals. Proportionate Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:



                Amount of the Proportionate Reduction Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal



ALL WITHDRAWALS REFERRED TO IN SECTIONS I(C), II(B), II(C), III(B), III(C) AND III(D) ARE PROPORTIONATE WITHDRAWALS.



(b)_Direct Withdrawals. Direct Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.



To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract year will be classified as a Direct Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.



PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(B), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(B) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT WITHDRAWALS.



The Owner may establish an automatic schedule of withdrawals that total an amount less than or equal to 7% of gross payments in each Contact Year ("systematic withdrawal program"). Selecting a systematic withdrawal program may assist the Owner in taking withdrawals that are only Direct Withdrawals. For more information about systematic withdrawals, see "SURRENDERS AND WITHDRAWALS," "Systematic Withdrawals" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

8. ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3263-99)



This Annual Step-up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the Contract anniversary prior to the deceased Owner's 90th birthday and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.



The calculation of the death benefit depends upon whether death occurs
(1) before or (2) on or after the deceased Owner's 90th birthday.



I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATEST of:



    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;



    (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals; and



    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.



II. Death ON OR AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATER of:



    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary paperwork, increased by any positive Market Value Adjustment; or



    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.



PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c) or II(b) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:



                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

11. 15% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3241-01)



This 15% Breakthrough EDB Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 80th birthday, whichever occurs first, is the amount guaranteed as the death benefit is the amount guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which will be 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.



The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 80th birthday.



I. Death BEFORE 80th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 80th birthday, the death benefit is will be the GREATER of:



    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or



    (b) the Current Breakthrough Value on the date of death.



II. Death ON OR AFTER 80th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 80th birthday, the death benefit will be the GREATER of:



    (a) The Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or



    (b) The death benefit that would have been payable on the deceased's 80th birthday (as calculated under Section I above), increased for subsequent Payments and proportionately reduced for subsequent withdrawals, as described below.



EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER



Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.



When a Payment is made:



    (a) the Current Breakthrough Value increases by the amount of the Payment;
       and



    (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.



For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000,



Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER



Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.



When a withdrawal is taken:



    (a) the Current Breakthrough Value decreases proportionately, as described below; and



    (a) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.



CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS



The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:



                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal



For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:



        Proportionate reduction    =  Current Breakthrough Value times (Amount of the
                                      Withdrawal divided by the Accumulated Value
                                      immediately prior to the withdrawal)
                                   =  $100,000 times ($5,000 divided by $110,000)
                                   =  $4,545
 New Current Breakthrough Value    =  $100,000 - $4,545 = $95,455
  New Target Breakthrough Value    =  115% of $95,455 = $109,773



The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

                                   APPENDIX C
                        OPTIONAL ENHANCED EARNINGS RIDER

The Enhanced Earnings Rider (EER) may be elected at issue in most jurisdictions as long as the oldest Owner has not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a nonnatural person) dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The death must occur prior to the Annuity Date.

2.  The difference between (a) and (b) must be greater than zero, where:

(a) is the Accumulated Value, and

(b) is gross payments not previously withdrawn.

If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 70 -- If a benefit is payable under the EER and the Contract was issued prior to the oldest Owner's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71 TO 75 -- If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES:

EXAMPLE 1. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).

EXAMPLE 2. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% X ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).

EXAMPLE 3. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).

EXAMPLE 4. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% X $85,000) and $0 (50% X ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.


The EER may not be available in all states.

                                   APPENDIX D
                            PERFORMANCE INFORMATION

This Contract was first offered to the public in 1999. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise total return and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (See Tables 1A, 1B and 3A) and (2) the periods that the Underlying Funds have been in existence (See Tables 2A, 2B and 4A). Performance results in Tables 1A and 2A reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither set of tables include optional Rider charges and neither sets reflects the 5% Payment Credit. Performance results in Tables 3A and 4A, however, do reflect the 5% Payment Credit but also include all applicable deductions for the Contract Fee, Sub-Account charges, Underlying Fund charges and assume that the Contract is surrendered at the end of the applicable period. They do not include any optional Rider charge.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then annualized by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The effective yield calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Quotations of average annual total return as shown in Table 1A are calculated in the standardized manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the effect of the $35 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under this Contract.

The performance shown in Table 3A is calculated in exactly the same manner as that in Table 1A except that it is adjusted upward to reflect the 5% Payment Credit. Similarly, performance shown in Table 4A is calculated in exactly the same manner as that in Table 2A but is adjusted upward to reflect the 5% Payment Credit. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

    (1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company (A.M. Best), Moody's Investors Service (Moody's), Standard & Poor's Insurance Rating Services (S&P) and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                  FOR YEAR                              SINCE
                                               SUB-ACCOUNT          ENDED                           INCEPTION OF
                                              INCEPTION DATE      12/31/01           5 YEARS         SUB-ACCOUNT
                                              --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund........................         N/A*                 N/A               N/A               N/A
AIT Equity Index Fund.......................      10/6/00              -19.54%              N/A            -20.47%
AIT Government Bond Fund....................         N/A*                 N/A               N/A               N/A
AIT Money Market Fund.......................      10/8/92               -4.72%             1.06%             1.08%
AIT Select Aggressive Growth Fund...........      9/8/92*              -28.53%            -2.53%             6.63%
AIT Select Capital Appreciation Fund........      4/28/95               -9.75%             7.41%            12.20%
AIT Select Emerging Markets Fund............      2/20/98              -17.02%              N/A            -10.68%
AIT Select Growth Fund......................       9/8/92              -31.13%             5.14%             8.57%
AIT Select Growth and Income Fund...........       9/8/92              -19.49%             1.77%             6.09%
AIT Select International Equity Fund........       5/3/94              -28.40%            -1.39%             2.93%
AIT Select Investment Grade Income Fund.....       9/8/92               -1.42%             2.34%             2.56%
AIT Select Strategic Growth Fund............      2/20/98              -35.46%              N/A            -19.24%
AIT Select Strategic Income Fund............      10/6/00               -2.18%              N/A              1.55%
AIT Select Value Opportunity Fund...........      2/20/98                2.90%              N/A              5.54%
AIM V.I. Aggressive Growth Fund.............      10/6/00              -32.39%              N/A            -33.39%
AIM V.I. Blue Chip Fund.....................      10/6/00              -29.18%              N/A            -29.64%
AIM V.I. Premier Equity Fund................      10/6/00              -20.06%              N/A            -20.90%
AIM V.I. Basic Value Fund...................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund...........         N/A*                 N/A               N/A               N/A
Alliance Premier Growth Portfolio...........     10/15/99              -24.54%              N/A            -11.55%
AllianceBernstein Small Cap Value
 Portfolio..................................         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio...........         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio........      10/6/00               -8.44%              N/A             -4.39%
Alliance Technology Portfolio...............         N/A*                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index Fund.........      10/6/00              -31.11%              N/A            -28.12%
Deutsche VIT Small Cap Index Fund...........      10/6/00               -6.63%              N/A             -6.67%
Eaton Vance VT Floating-Rate Income Fund....       5/1/01                 N/A               N/A             -6.91%
Eaton Vance VT Worldwide Health Sciences
 Fund.......................................       5/1/01                 N/A               N/A              6.60%
Fidelity VIP Equity-Income Portfolio........       5/1/95              -13.27%             5.41%             8.81%
Fidelity VIP Growth Portfolio...............       5/1/95              -24.95%             7.79%            11.28%
Fidelity VIP High Income Portfolio..........       5/1/95              -19.41%            -7.49%            -2.71%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.......................      10/6/00              -19.76%              N/A            -18.67%
Fidelity VIP III Growth & Income
 Portfolio..................................      10/6/00              -16.55%              N/A            -15.35%
Fidelity VIP III Mid Cap Portfolio..........      10/6/00              -11.50%              N/A             -6.12%
Fidelity VIP III Value Strategies
 Portfolio..................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Large Cap Growth Securities
 Fund.......................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund..............      10/6/00              -22.50%              N/A            -27.87%
FT VIP Franklin Small Cap Value Securities
 Fund.......................................         N/A*                 N/A               N/A               N/A
FT VIP Mutual Shares Securities Fund........      10/6/00               -2.11%              N/A              3.15%
FT VIP Templeton Foreign Securities Fund....         N/A*                 N/A               N/A               N/A
INVESCO VIF Dynamics Fund...................      10/6/00              -37.03%              N/A            -40.39%
INVESCO VIF Health Sciences Fund............      10/6/00              -20.07%              N/A            -14.50%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              TABLE 1A (CONTINUED)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                  FOR YEAR                              SINCE
                                               SUB-ACCOUNT          ENDED                           INCEPTION OF
                                              INCEPTION DATE      12/31/01           5 YEARS         SUB-ACCOUNT
                                              --------------   ---------------   ---------------   ---------------
Janus Aspen Aggressive Growth Portfolio.....      10/6/00              -44.76%              N/A            -51.32%
Janus Aspen Growth Portfolio................      10/6/00              -31.33%              N/A            -35.43%
Janus Aspen Growth and Income Portfolio.....      10/6/00              -20.97%              N/A            -23.20%
Janus Aspen International Growth
 Portfolio..................................      10/6/00              -29.99%              N/A            -32.77%
MFS-Registered Trademark- Mid Cap Growth
 Series.....................................         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery
 Series.....................................         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return
 Series.....................................         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities
 Series.....................................         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA....         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.......         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income
 Fund/ VA...................................         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA.....         N/A*                 N/A               N/A               N/A
Pioneer Fund VCT Portfolio..................       5/1/01                 N/A               N/A            -16.61%
Pioneer Real Estate Shares VCT Portfolio....       5/1/01                 N/A               N/A             -0.25%
SVS Dreman Financial Services Portfolio.....      10/6/00              -38.19%              N/A            -47.71%
Scudder Technology Growth Portfolio.........      10/6/00              -12.98%              N/A             -2.97%
T. Rowe Price International Stock
 Portfolio..................................       5/1/95              -29.03%            -3.75%            -0.16%



*This is a new Sub-Account so no historical figures are available.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                  FOR YEAR                              SINCE
                                               SUB-ACCOUNT          ENDED                           INCEPTION OF
                                              INCEPTION DATE      12/31/01           5 YEARS         SUB-ACCOUNT
                                              --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund........................         N/A*                 N/A               N/A               N/A
AIT Equity Index Fund.......................      10/6/00              -13.25%              N/A            -15.45%
AIT Government Bond Fund....................         N/A*                 N/A               N/A               N/A
AIT Money Market Fund.......................      10/8/92                2.82%             3.90%             3.49%
AIT Select Aggressive Growth Fund...........      9/8/92*              -22.73%             0.07%             8.14%
AIT Select Capital Appreciation Fund........      4/28/95               -2.52%             9.94%            13.90%
AIT Select Emerging Markets Fund............      2/20/98              -10.40%              N/A             -8.72%
AIT Select Growth Fund......................       9/8/92              -25.76%             6.34%             8.57%
AIT Select Growth and Income Fund...........       9/8/92              -12.98%             4.39%             8.00%
AIT Select International Equity Fund........       5/3/94              -22.62%             1.35%             4.97%
AIT Select Investment Grade Income Fund.....       9/8/92                6.43%             5.15%             4.84%
AIT Select Strategic Growth Fund............      2/20/98              -30.28%              N/A            -17.43%
AIT Select Strategic Income Fund............      10/6/00                5.45%              N/A              7.93%
AIT Select Value Opportunity Fund...........      2/20/98               11.11%              N/A              7.61%
AIM V.I. Aggressive Growth Fund.............      10/6/00              -27.10%              N/A            -29.18%
AIM V.I. Blue Chip Fund.....................      10/6/00              -23.62%              N/A            -25.17%
AIM V.I. Premier Equity Fund................      10/6/00              -13.79%              N/A            -15.88%
AIM V.I. Basic Value Fund...................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund...........         N/A*                 N/A               N/A               N/A
Alliance Premier Growth Portfolio...........     10/15/99              -18.37%              N/A             -8.06%
AllianceBernstein Small Cap Value
 Portfolio..................................         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio...........         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio........      10/6/00               -1.25%              N/A              1.69%
Alliance Technology Portfolio...............         N/A*                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index Fund.........      10/6/00              -25.74%              N/A            -23.61%
Deutsche VIT Small Cap Index Fund...........      10/6/00                0.64%              N/A             -0.82%
Eaton Vance VT Floating-Rate Income Fund....       5/1/01                 N/A               N/A              0.35%
Eaton Vance VT Worldwide Health Sciences
 Fund.......................................       5/1/01                 N/A               N/A             14.91%
Fidelity VIP Equity-Income Portfolio........       5/1/95               -6.29%             7.88%            10.62%
Fidelity VIP Growth Portfolio...............       5/1/95              -18.80%            10.10%            13.00%
Fidelity VIP High Income Portfolio..........       5/1/95              -12.97%            -4.93%            -0.65%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.......................      10/6/00              -13.47%              N/A            -13.52%
Fidelity VIP III Growth & Income
 Portfolio..................................      10/6/00              -10.03%              N/A            -10.01%
Fidelity VIP III Mid Cap Portfolio..........      10/6/00               -4.57%              N/A             -0.18%
Fidelity VIP III Value Strategies
 Portfolio..................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Large Cap Growth Securities
 Fund.......................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund..............      10/6/00              -16.44%              N/A            -23.31%
FT VIP Franklin Small Cap Value Securities
 Fund.......................................         N/A*                 N/A               N/A               N/A
FT VIP Mutual Shares Securities Fund........      10/6/00                5.54%              N/A              9.65%
FT VIP Templeton Foreign Securities Fund....         N/A*                 N/A               N/A               N/A
INVESCO VIF Dynamics Fund...................      10/6/00              -32.10%              N/A            -36.62%
INVESCO VIF Health Sciences Fund............      10/6/00              -13.81%              N/A             -9.09%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              TABLE 1B (CONTINUED)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                  FOR YEAR                              SINCE
                                               SUB-ACCOUNT          ENDED                           INCEPTION OF
                                              INCEPTION DATE      12/31/01           5 YEARS         SUB-ACCOUNT
                                              --------------   ---------------   ---------------   ---------------
Janus Aspen Aggressive Growth Portfolio.....      10/6/00              -40.44%              N/A            -48.23%
Janus Aspen Growth Portfolio................      10/6/00              -25.95%              N/A            -31.32%
Janus Aspen Growth and Income Portfolio.....      10/6/00              -14.79%              N/A            -18.34%
Janus Aspen International Growth
 Portfolio..................................      10/6/00              -24.50%              N/A            -28.51%
MFS-Registered Trademark- Mid Cap Growth
 Series.....................................         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery
 Series.....................................         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return
 Series.....................................         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities
 Series.....................................         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA....         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.......         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income
 Fund/ VA...................................         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA.....         N/A*                 N/A               N/A               N/A
Pioneer Fund VCT Portfolio..................       5/1/01                 N/A               N/A            -10.11%
Pioneer Real Estate Shares VCT Portfolio....       5/1/01                 N/A               N/A              7.52%
SVS Dreman Financial Services Portfolio.....      10/6/00              -33.34%              N/A            -44.38%
Scudder Technology Growth Portfolio.........      10/6/00               -6.19%              N/A              3.13%
T. Rowe Price International Stock
 Portfolio..................................       5/1/95              -23.30%            -1.05%             2.00%



*This is a new Sub-Account so no historical figures are available.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                        10 YEARS OR
                                                                                                           SINCE
                                                                                                       INCEPTION OF
                                                   UNDERLYING        FOR YEAR                           UNDERLYING
                                                      FUND             ENDED                               FUND
                                                 INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                                 --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund*..........................      4/29/85              -23.99%             5.03%             8.70%
AIT Equity Index Fund*.........................      9/28/90              -19.54%             7.74%            10.91%
AIT Government Bond Fund*......................      8/26/91               -1.55%             3.73%             4.68%
AIT Money Market Fund*.........................      4/29/85               -4.72%             1.06%             0.83%
AIT Select Aggressive Growth Fund*.............      8/21/92              -28.53%            -2.53%             6.59%
AIT Select Capital Appreciation Fund*..........      4/28/95               -9.75%             7.41%            12.17%
AIT Select Emerging Markets Fund*..............      2/20/98              -17.02%              N/A            -10.68%
AIT Select Growth Fund*........................      8/21/92              -31.13%             5.14%             8.52%
AIT Select Growth and Income Fund*.............      8/21/92              -19.49%             1.77%             6.05%
AIT Select International Equity Fund*..........       5/2/94              -28.40%            -1.39%             2.92%
AIT Select Investment Grade Income Fund*.......      4/29/85               -1.42%             2.34%             2.54%
AIT Select Strategic Growth Fund*..............      2/20/98              -35.46%              N/A            -19.24%
AIT Select Strategic Income Fund*..............       7/3/00               -2.18%              N/A              1.78%
AIT Select Value Opportunity Fund*.............      4/30/93                2.90%             8.89%            10.30%
AIM V.I. Aggressive Growth Fund................       5/1/98              -32.39%              N/A             -1.18%
AIM V.I. Blue Chip Fund........................     12/29/99              -29.18%              N/A            -19.91%
AIM V.I. Premier Equity Fund...................       5/5/93              -20.06%             7.04%            11.76%
AIM V.I. Basic Value Fund*.....................      9/10/01                 N/A               N/A             -6.12%
AIM V.I. Capital Development Fund*.............       5/1/98              -15.92%              N/A              1.37%
Alliance Premier Growth Portfolio..............      6/26/92              -24.54%             8.97%            12.58%
AllianceBernstein Small Cap Value Portfolio*...       5/1/01                 N/A               N/A              2.01%
AllianceBernstein Value Portfolio*.............       5/1/01                 N/A               N/A             -8.11%
Alliance Growth and Income Portfolio*..........      1/14/91               -8.44%            11.86%            13.04%
Alliance Technology Portfolio*.................      1/11/96              -31.79%             9.57%             9.62%
Deutsche VIT EAFE Equity Index Fund............      8/22/97              -31.11%              N/A             -4.96%
Deutsche VIT Small Cap Index Fund..............      8/22/97               -6.63%              N/A              1.52%
Eaton Vance VT Floating-Rate Income Fund.......       5/1/01                 N/A               N/A             -6.91%
Eaton Vance VT Worldwide Health Sciences
 Fund..........................................       5/1/01                 N/A               N/A              6.60%
Fidelity VIP Equity-Income Portfolio...........      10/9/86              -13.27%             5.41%            10.42%
Fidelity VIP Growth Portfolio..................      10/9/86              -24.95%             7.79%             9.94%
Fidelity VIP High Income Portfolio.............      9/19/85              -19.41%            -7.49%             2.09%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................       1/3/95              -19.76%             7.81%            13.80%
Fidelity VIP III Growth & Income Portfolio.....     12/31/96              -16.55%             7.25%             7.25%
Fidelity VIP III Mid Cap Portfolio.............     12/28/98              -11.50%              N/A             22.04%
Fidelity VIP III Value Strategies Portfolio....          N/A                 N/A               N/A               N/A
FT VIP Franklin Large Cap Growth Securities
 Fund*.........................................       5/1/96              -19.03%             9.06%            10.17%
FT VIP Franklin Small Cap Fund*................      11/1/95              -22.50%             7.91%           -11.37%
FT VIP Franklin Small Cap Value Securities
 Fund*.........................................       5/1/98                3.84%              N/A             -0.69%
FT VIP Mutual Shares Securities Fund*..........      11/8/96               -2.11%             7.53%             8.16%
FT VIP Templeton Foreign Securities Fund*......       5/1/92              -23.35%             1.55%             7.76%
INVESCO VIF Dynamics Fund......................      8/25/97              -37.03%              N/A              2.74%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              TABLE 2A (CONTINUED)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                        10 YEARS OR
                                                                                                           SINCE
                                                                                                       INCEPTION OF
                                                   UNDERLYING        FOR YEAR                           UNDERLYING
                                                      FUND             ENDED                               FUND
                                                 INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                                 --------------   ---------------   ---------------   ---------------
INVESCO VIF Health Sciences Fund...............      5/22/97              -20.07%              N/A             12.11%
Janus Aspen Aggressive Growth Portfolio........      9/13/93              -44.76%             4.06%            10.58%
Janus Aspen Growth Portfolio...................      9/13/93              -31.33%             6.07%             9.85%
Janus Aspen Growth and Income Portfolio........       5/1/98              -20.97%              N/A              9.07%
Janus Aspen International Growth Portfolio.....       5/2/94              -29.99%             6.93%            11.64%
MFS-Registered Trademark- Mid Cap Growth
 Series*.......................................       5/1/00              -24.59%              N/A            -17.58%
MFS-Registered Trademark- New Discovery
 Series*.......................................       5/1/98              -13.14%              N/A             11.14%
MFS-Registered Trademark- Total Return
 Series*.......................................       1/3/95               -8.29%             7.67%            11.11%
MFS-Registered Trademark- Utilities Series*....       1/3/95              -30.66%             7.91%            12.70%
Oppenheimer Capital Appreciation Fund/VA*......       4/3/85              -20.03%            11.64%            13.59%
Oppenheimer Global Securities Fund/VA*.........     11/12/90              -19.54%            12.88%            12.31%
Oppenheimer High Income Fund/VA*...............      4/30/86               -6.72%             0.11%             7.20%
Oppenheimer Main Street Growth & Income
 Fund/VA*......................................       7/5/95              -17.81%             3.96%            10.79%
Oppenheimer Multiple Strategies Fund/VA*.......       2/9/87               -6.50%             6.07%             8.66%
Pioneer Fund VCT Portfolio*....................     10/31/97              -18.67%              N/A              2.84%
Pioneer Real Estate Shares VCT Portfolio.......       3/1/95               -1.64%             2.62%             9.10%
SVS Dreman Financial Services Portfolio........       5/3/99              -38.19%              N/A             -6.27%
Scudder Technology Growth Portfolio............       5/4/98              -12.98%              N/A             -0.30%
T. Rowe Price International Stock Portfolio....      3/31/94              -29.03%            -3.75%             0.09%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                                                     10 YEARS OR
                                                                                                        SINCE
                                                                                                    INCEPTION OF
                                                UNDERLYING        FOR YEAR                           UNDERLYING
                                                   FUND             ENDED                               FUND
                                              INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                              --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund*.......................      4/29/85              -18.06%             6.24%             8.70%
AIT Equity Index Fund*......................      9/28/90              -13.25%             8.84%            10.91%
AIT Government Bond Fund*...................      8/26/91                6.12%             5.00%             4.69%
AIT Money Market Fund*......................      4/29/85                2.82%             3.90%             3.41%
AIT Select Aggressive Growth Fund*..........      8/21/92               22.73%             0.07%             8.10%
AIT Select Capital Appreciation Fund*.......      4/28/95               -2.52%             9.94%            13.89%
AIT Select Emerging Markets Fund*...........      2/20/98              -10.40%              N/A             -8.72%
AIT Select Growth Fund*.....................      8/21/92              -25.76%             6.34%             8.52%
AIT Select Growth and Income Fund*..........      8/21/92              -12.98%             4.39%             7.96%
AIT Select International Equity Fund*.......       5/2/94              -22.62%             1.35%             4.97%
AIT Select Investment Grade Income Fund*....      4/29/85                6.43%             5.15%             4.82%
AIT Select Strategic Growth Fund*...........      2/20/98              -30.28%              N/A            -17.43%
AIT Select Strategic Income Fund*...........       7/3/00                5.45%              N/A              7.02%
AIT Select Value Opportunity Fund*..........      4/30/93               11.11%            11.32%            12.15%
AIM V.I. Aggressive Growth Fund.............       5/1/98              -27.10%              N/A              0.88%
AIM V.I. Blue Chip Fund.....................     12/29/99              -23.62%              N/A            -16.80%
AIM V.I. Premier Equity Fund................       5/5/93              -13.79%             8.17%            11.84%
AIM V.I. Basic Value Fund*..................      9/10/01                 N/A               N/A              1.19%
AIM V.I. Capital Development Fund*..........       5/1/98               -9.37%              N/A              3.47%
Alliance Premier Growth Portfolio...........      6/26/92              -18.37%            11.13%            14.22%
AllianceBernstein Small Cap Value
 Portfolio*.................................       5/1/01                 N/A               N/A              9.96%
AllianceBernstein Value Portfolio*..........       5/1/01                 N/A               N/A             -0.95%
Alliance Growth and Income Portfolio*.......      1/14/91               -1.25%            12.81%            13.04%
Alliance Technology Portfolio*..............      1/11/96              -26.48%            10.59%            10.30%
Deutsche VIT EAFE Equity Index Fund.........      8/22/97              -25.74%              N/A             -3.51%
Deutsche VIT Small Cap Index Fund...........      8/22/97                0.64%              N/A              3.06%
Eaton Vance VT Floating-Rate Income Fund....       5/1/01                 N/A               N/A              0.35%
Eaton Vance VT Worldwide Health Sciences
 Fund.......................................       5/1/01                 N/A               N/A             14.91%
Fidelity VIP Equity-Income Portfolio........      10/9/86               -6.29%             7.88%            12.12%
Fidelity VIP Growth Portfolio...............      10/9/86              -18.80%            10.10%            11.82%
Fidelity VIP High Income Portfolio..........      9/19/85              -12.97%            -4.93%             3.82%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.......................       1/3/95              -13.47%             8.91%            14.16%
Fidelity VIP III Growth & Income
 Portfolio..................................     12/31/96              -10.03%             8.37%             8.37%
Fidelity VIP III Mid Cap Portfolio..........     12/28/98               -4.57%              N/A             23.93%
Fidelity VIP III Value Strategies
 Portfolio..................................          N/A                 N/A               N/A               N/A
FT VIP Franklin Large Cap Growth Securities
 Fund*......................................       5/1/96              -12.72%            10.10%            11.00%
FT VIP Franklin Small Cap Fund*.............      11/1/95              -16.44%             8.99%            11.88%
FT VIP Franklin Small Cap Value Securities
 Fund*......................................       5/1/98               11.93%              N/A              1.37%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                5.54%             8.64%             9.07%
FT VIP Templeton Foreign Securities Fund*...       5/1/92              -17.38%             2.90%             7.77%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              TABLE 2B (CONTINUED)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                     10 YEARS OR
                                                                                                        SINCE
                                                                                                    INCEPTION OF
                                                UNDERLYING        FOR YEAR                           UNDERLYING
                                                   FUND             ENDED                               FUND
                                              INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                              --------------   ---------------   ---------------   ---------------
INVESCO VIF Dynamics Fund...................      8/25/97              -32.10%              N/A              4.28%
INVESCO VIF Health Sciences Fund............      5/22/97              -13.81%              N/A             13.18%
Janus Aspen Aggressive Growth Portfolio.....      9/13/93              -40.44%             5.31%            10.67%
Janus Aspen Growth Portfolio................      9/13/93              -25.95%             7.24%             9.94%
Janus Aspen Growth and Income Portfolio.....       5/1/98              -14.79%              N/A             10.88%
Janus Aspen International Growth
 Portfolio..................................       5/2/94              -24.50%             8.06%            11.86%
MFS-Registered Trademark- Mid Cap Growth
 Series*....................................       5/1/00              -18.71%              N/A            -13.78%
MFS-Registered Trademark- New Discovery
 Series*....................................       5/1/98               -6.37%              N/A             12.85%
MFS-Registered Trademark- Total Return
 Series*....................................       1/3/95               -1.14%             8.77%            11.60%
MFS-Registered Trademark- Utilities
 Series*....................................       1/3/95              -25.26%             9.00%            13.15%
Oppenheimer Capital Appreciation Fund/VA*...       4/3/85              -13.80%            12.59%            13.59%
Oppenheimer Global Securities Fund/VA*......     11/12/90              -13.27%            13.79%            12.31%
Oppenheimer High Income Fund/VA*............      4/30/86                0.54%             1.44%             7.20%
Oppenheimer Main Street Growth & Income
 Fund/ VA*..................................       7/5/95              -11.41%             5.22%            11.35%
Oppenheimer Multiple Strategies Fund/VA*....       2/9/87                0.78%             7.23%             8.66%
Pioneer Fund VCT Portfolio*.................     10/31/97              -12.33%              N/A              6.47%
Pioneer Real Estate Shares VCT Portfolio....       3/1/95                6.02%             3.94%             9.58%
SVS Dreman Financial Services Portfolio.....       5/3/99              -33.34%              N/A             -3.57%
Scudder Technology Growth Portfolio.........       5/4/98               -6.19%              N/A              1.77%
T. Rowe Price International Stock
 Portfolio..................................      3/31/94              -23.30%            -1.05%             2.21%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 3A
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                  FOR YEAR                              SINCE
                                               SUB-ACCOUNT          ENDED                           INCEPTION OF
                                              INCEPTION DATE      12/31/01           5 YEARS         SUB-ACCOUNT
                                              --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund                                 N/A*                 N/A               N/A               N/A
AIT Equity Index Fund.......................      10/6/00              -16.19%              N/A            -17.92%
AIT Government Bond Fund....................         N/A*                 N/A               N/A               N/A
AIT Money Market Fund.......................      10/8/92               -1.12%             2.36%             2.75%
AIT Select Aggressive Growth Fund...........      9/8/92*              -27.06%            -2.61%             6.37%
AIT Select Capital Appreciation Fund........      4/28/95               -7.11%             7.94%            12.27%
AIT Select Emerging Markets Fund............      2/20/98              -14.31%              N/A            -10.91%
AIT Select Growth Fund......................       9/8/92              -27.74%             6.18%             9.08%
AIT Select Growth and Income Fund...........       9/8/92              -17.56%             1.84%             6.23%
AIT Select International Equity Fund........       5/3/94              -26.64%            -1.01%             3.31%
AIT Select Investment Grade Income Fund.....        9/8/9               21.92%             3.22%             3.63%
AIT Select Strategic Growth Fund............      2/20/98              -33.70%              N/A            -19.60%
AIT Select Strategic Income Fund............      10/6/00                2.57%              N/A              5.51%
AIT Select Value Opportunity Fund...........      2/20/98                6.26%              N/A              5.23%
AIM V.I. Aggressive Growth Fund.............      10/6/00              -29.24%              N/A            -30.92%
AIM V.I. Blue Chip Fund.....................      10/6/00              -26.00%              N/A            -27.13%
AIM V.I. Premier Equity Fund................      10/6/00              -16.46%              N/A            -18.09%
AIM V.I. Basic Value Fund...................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund...........         N/A*                 N/A               N/A               N/A
Alliance Premier Growth Portfolio...........     10/15/99              -23.39%              N/A            -12.04%
AllianceBernstein Small Cap Value
 Portfolio..................................         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio...........         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio........      10/6/00               -4.42%              N/A             -1.06%
Alliance Technology Portfolio...............         N/A*                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index Fund.........      10/6/00              -27.71%              N/A            -25.26%
Deutsche VIT Small Cap Index Fund...........      10/6/00               -2.00%              N/A             -2.95%
Eaton Vance VT Floating-Rate Income Fund....       5/1/01                 N/A               N/A             -2.35%
Eaton Vance VT Worldwide Health Sciences
 Fund.......................................       5/1/01                 N/A               N/A             12.09%
Fidelity VIP Equity-Income Portfolio........       5/1/95              -11.00%             5.56%             8.69%
Fidelity VIP Growth Portfolio...............       5/1/95              -23.88%             7.21%            10.45%
Fidelity VIP High Income Portfolio..........       5/1/95              -16.85%            -6.88%            -2.26%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.......................      10/6/00              -16.04%              N/A            -15.67%
Fidelity VIP III Growth & Income
 Portfolio..................................      10/6/00              -12.58%              N/A            -12.12%
Fidelity VIP III Mid Cap Portfolio..........      10/6/00               -7.43%              N/A             -2.66%
Fidelity VIP III Value Strategies
 Portfolio..................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Large Cap Growth Securities
 Fund.......................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund..............      10/6/00              -18.86%              N/A            -25.18%
FT VIP Franklin Small Cap Value Securities
 Fund.......................................         N/A*                 N/A               N/A               N/A
FT VIP Mutual Shares Securities Fund........      10/6/00                2.52%              N/A              7.05%
FT VIP Templeton Foreign Securities Fund....         N/A*                 N/A               N/A               N/A
INVESCO VIF Dynamics Fund...................      10/6/00              -34.05%              N/A            -38.14%
INVESCO VIF Health Sciences Fund............      10/6/00              -16.39%              N/A            -11.35%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              TABLE 3A (CONTINUED)
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                  FOR YEAR                              SINCE
                                               SUB-ACCOUNT          ENDED                           INCEPTION OF
                                              INCEPTION DATE      12/31/01           5 YEARS         SUB-ACCOUNT
                                              --------------   ---------------   ---------------   ---------------
Janus Aspen Aggressive Growth Portfolio.....      10/6/00              -42.21%              N/A            -49.55%
Janus Aspen Growth Portfolio................      10/6/00              -28.23%              N/A            -33.13%
Janus Aspen Growth and Income Portfolio.....      10/6/00              -17.27%              N/A            -20.33%
Janus Aspen International Growth
 Portfolio..................................      10/6/00              -26.76%              N/A            -30.31%
MFS-Registered Trademark- Mid Cap Growth
 Series.....................................         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery
 Series.....................................         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return
 Series.....................................         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities
 Series.....................................         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA....         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.......         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income
 Fund/ VA...................................         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA.....         N/A*                 N/A               N/A               N/A
Pioneer Fund VCT Portfolio..................       5/1/01                 N/A               N/A            -12.47%
Pioneer Real Estate Shares VCT Portfolio....       5/1/01                 N/A               N/A              4.70%
SVS Dreman Financial Services Portfolio.....      10/6/00              -35.38%              N/A            -45.86%
Scudder Technology Growth Portfolio.........      10/6/00               -8.81%              N/A              0.77%
T. Rowe Price International Stock
 Portfolio..................................       5/1/95              -27.25%            -3.35%             0.07%



*This is a new Sub-Account so no historical figures are available.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 4A
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                     10 YEARS OR
                                                                                                        SINCE
                                                                                                    INCEPTION OF
                                                UNDERLYING        FOR YEAR                           UNDERLYING
                                                   FUND             ENDED                               FUND
                                              INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                              --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund*.......................      4/29/85              -20.17%             6.14%             9.25%
AIT Equity Index Fund*......................      9/28/90              -16.19%             8.15%            10.75%
AIT Government Bond Fund*...................      8/26/91                3.39%             4.81%             5.21%
AIT Money Market Fund*......................      4/29/85               -1.12%             2.36%             2.63%
AIT Select Aggressive Growth Fund*..........      8/21/92              -27.06%            -2.61%             6.24%
AIT Select Capital Appreciation Fund*.......      4/28/95               -7.11%             7.94%            12.25%
AIT Select Emerging Markets Fund*...........      2/20/98              -14.31%              N/A            -10.91%
AIT Select Growth Fund*.....................      8/21/92              -27.74%             6.18%             9.03%
AIT Select Growth and Income Fund*..........      8/21/92              -17.56%             1.84%             6.19%
AIT Select International Equity Fund*.......       5/2/94              -26.64%            -1.01%             3.30%
AIT Select Investment Grade Income Fund*....      4/29/85                1.92%             3.22%             3.26%
AIT Select Strategic Growth Fund*...........      2/20/98              -33.70%              N/A            -19.60%
AIT Select Strategic Income Fund*...........       7/3/00                2.57%              N/A              5.03%
AIT Select Value Opportunity Fund*..........      4/30/93                6.26%             9.47%            10.72%
AIM V.I. Aggressive Growth Fund.............       5/1/98              -29.24%              N/A             -0.10%
AIM V.I. Blue Chip Fund.....................     12/29/99              -26.00%              N/A            -18.26%
AIM V.I. Premier Equity Fund................       5/5/93              -16.46%             7.71%            11.95%
AIM V.I. Basic Value Fund*..................      9/10/01                 N/A               N/A             -1.71%
AIM V.I. Capital Development Fund*..........       5/1/98              -11.69%              N/A              2.92%
Alliance Premier Growth Portfolio...........      6/26/92              -23.39%             8.35%            11.89%
AllianceBernstein Small Cap Value
 Portfolio*.................................       5/1/01                 N/A               N/A             -4.59%
AllianceBernstein Value Portfolio*..........       5/1/01                 N/A               N/A             -2.74%
Alliance Growth and Income Portfolio*.......      1/14/91               -4.42%            12.39%            12.97%
Alliance Technology Portfolio*..............      1/11/96              -28.36%            10.72%            10.59%
Deutsche VIT EAFE Equity Index Fund.........      8/22/97              -27.71%              N/A             -3.93%
Deutsche VIT Small Cap Index Fund...........      8/22/97               -2.00%              N/A              2.64%
Eaton Vance VT Floating-Rate Income Fund....       5/1/01                 N/A               N/A             -2.35%
Eaton Vance VT Worldwide Health Sciences
 Fund.......................................       5/1/01                 N/A               N/A             12.09%
Fidelity VIP Equity-Income Portfolio........      10/9/86              -11.00%             5.56%            10.38%
Fidelity VIP Growth Portfolio...............      10/9/86              -23.88%             7.21%             9.40%
Fidelity VIP High Income Portfolio..........      9/19/85              -16.85%            -6.88%             2.70%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.......................          N/A                 N/A               N/A               N/A
Fidelity VIP III Growth & Income
 Portfolio..................................       1/3/95              -16.04%             8.60%            14.27%
Fidelity VIP III Mid Cap Portfolio..........     12/31/96              -12.58%             8.14%             8.28%
Fidelity VIP III Value Strategies
 Portfolio..................................     12/28/98               -7.43%              N/A             23.73%
FT VIP Franklin Large Cap Growth Securities
 Fund*......................................       5/1/96              -14.96%            10.21%            11.42%
FT VIP Franklin Small Cap Fund*.............      11/1/95              -18.86%             8.76%            12.01%
FT VIP Franklin Small Cap Value Securities
 Fund*......................................       5/1/98                9.34%              N/A              1.08%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                2.52%             8.35%             8.94%
FT VIP Templeton Foreign Securities Fund*...       5/1/92              -19.30%             2.89%             8.67%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              TABLE 4A (CONTINUED)
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                     10 YEARS OR
                                                                                                        SINCE
                                                                                                    INCEPTION OF
                                                UNDERLYING        FOR YEAR                           UNDERLYING
                                                   FUND             ENDED                               FUND
                                              INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                              --------------   ---------------   ---------------   ---------------
INVESCO VIF Dynamics Fund...................      8/25/97              -34.05%              N/A              3.79%
INVESCO VIF Health Sciences Fund............      5/22/97              -16.39%              N/A             13.00%
Janus Aspen Aggressive Growth Portfolio.....      9/13/93              -42.21%             4.91%            11.00%
Janus Aspen Growth Portfolio................      9/13/93              -28.23%             6.82%            10.14%
Janus Aspen Growth and Income Portfolio.....       5/1/98              -17.27%              N/A             10.35%
Janus Aspen International Growth
 Portfolio..................................       5/2/94              -26.76%             7.73%            12.05%
MFS-Registered Trademark- Mid Cap Growth
 Series*....................................       5/1/00              -20.80%              N/A            -14.88%
MFS-Registered Trademark- New Discovery
 Series*....................................       5/1/98               -8.77%              N/A             12.89%
MFS-Registered Trademark- Total Return
 Series*....................................       1/3/95               -3.68%             8.81%            12.01%
MFS-Registered Trademark- Utilities
 Series*....................................       1/3/95              -27.18%             9.05%            13.60%
Oppenheimer Capital Appreciation Fund/VA*...       4/3/85              -16.01%            12.80%            14.17%
Oppenheimer Global Securities Fund/VA*......     11/12/90              -15.50%            14.05%            12.88%
Oppenheimer High Income Fund/VA*............      4/30/86               -2.04%             1.11%             7.74%
Oppenheimer Main Street Growth & Income
 Fund/ VA*..................................       7/5/95              -13.68%             5.06%            11.88%
Oppenheimer Multiple Strategies Fund/VA*....       2/9/87               -1.81%             7.19%             9.21%
Pioneer Fund VCT Portfolio*.................     10/31/97              -14.64%              N/A              6.23%
Pioneer Real Estate Shares VCT Portfolio....       3/1/95                3.24%             3.65%             9.85%
SVS Dreman Financial Services Portfolio.....       5/3/99              -35.38%              N/A             -4.82%
Scudder Technology Growth Portfolio.........       5/4/98               -8.81%              N/A              0.85%
T. Rowe Price International Stock
 Portfolio..................................      3/31/94              -27.25%            -3.35%             0.51%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                   APPENDIX E
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract.

The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values:

          HYPOTHETICAL     WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED   WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE        CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------------  ----------  ---------
    1        $56,700         $ 7,500          8.5%       $4,182
    2         61,236           8,736          8.5%        4,250
    3         66,135          13,635          8.5%        4,250
    4         71,426          18,926          8.5%        4,250
    5         77,140          24,640          7.5%        3,750
    6         83.311          30,811          6.5%        3,250
    7         89,976          37,476          5.5%        2,750
    8         97,174          44,674          3.5%        1,750
    9        104,948          52,448          1.5%          750
   10        113,344          60,844          0.0%            0

WITHDRAWALS -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume that there are withdrawals as detailed below. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract less that portion of any prior withdrawal(s) of payments that are subject to the surrender charge table.

The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

          HYPOTHETICAL                  WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED                WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE      WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------  -----------------  ----------  ---------
    1        $56,700      $     0         $ 7,500          8.5%       $  0
    2         61,236            0           8,736          8.5%          0
    3         66,135            0          13,635          8.5%          0
    4         71,426       30,000          18,926          8.5%        941
    5         44,740       10,000           5,839          7.5%        312
    6         37,519        5,000           5,215          6.5%          0
    7         35,120       10,000           5,215          5.5%        263
    8         27,130       15,000           4,497          3.5%        368
    9         13,100        5,000           2.921          1.5%         31
   10          8,748        5,000           2,610          0.0%          0

PART 2: MARKET VALUE ADJUSTMENT



The market value factor is: [(1+i)/(1+j)]n/365 - 1



For purposes of the examples below:



  i   =   the guaranteed interest rate being credited to the guarantee period.

  j   =   the guaranteed interest rate on the date of surrender for
          the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

  n   =   the number of days from the date of surrender to the
          expiration date of the guarantee period.



The following examples assume:



    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.



    2. The date of surrender is seven years (2,555 days) from the expiration date.



    3. The value of the Guarantee Period Account is equal to $66,134.88 at the end of three years.



    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.



    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.



NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*



Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10



    The market value factor    =  [(1+i)/(1+j)] - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $66,134.88

                               =  -$7,971.71



*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)**



Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17452

The market value adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17452 X $66,134.88 or -$8,766.71)

                               =  Maximum (-$11,542.00 or -$8,766.71)

                               =  -$8,766.71



**Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.



POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED) *



Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06728

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $66,134.88

                               =  $4,449.79



*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.



POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)**



Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857) TO THE POWER OF 7 - 1

                               =  .21798

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $66,134.88 or $8,766.71)

                               =  Minimum of ($14,416.27 or $8,766.71)

                               =  $8,766.71



**Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX F
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                           2001       2000       1999       1998       1997       1996       1995
                                                         --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..................................    0.937      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.813      0.937        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................   16,661      1,156        N/A        N/A        N/A        N/A        N/A
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..................................    1.334      1.272      1.227      1.179      1.133      1.091      1.045
  End of Period........................................    1.372      1.334      1.272      1.227      1.179      1.133      1.091
Number of Units Outstanding at End of Period (in
 thousands)............................................  165,467    134,660    127,048     92,796     65,441     60,691     45,589
AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..................................    2.683      3.606      2.637      2.419      2.066      1.768      1.354
  End of Period........................................    2.073      2.683      3.606      2.637      2.419      2.066      1.768
Number of Units Outstanding at End of Period (in
 thousands)............................................   81,046     95,694     85,192     86,699     81,233     64,262     51,006
AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period..................................    2.444      2.321      1.878      1.672      1.484      1.383      1.000
  End of Period........................................    2.383      2.444      2.321      1.878      1.672      1.484      1.383
Number of Units Outstanding at End of Period (in
 thousands)............................................   64,079     74,845     62,949     54,789     43,733     24,257      5,424
AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period..................................    0.785      1.268      0.776      1.000        N/A        N/A        N/A
  End of Period........................................    0.703      0.785      1.268      0.776        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................   28,152     27,272     14,502      5,209        N/A        N/A        N/A

                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------
                                                           1994       1993       1992
                                                         --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................      N/A        N/A        N/A
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................      N/A        N/A        N/A
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................      N/A        N/A        N/A
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..................................    1.019      1.003      1.000
  End of Period........................................    1.045      1.019      1.003
Number of Units Outstanding at End of Period (in
 thousands)............................................   31,836     19,802      1,447
AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..................................    1.405      1.192      1.192
  End of Period........................................    1.354      1.405      1.192
Number of Units Outstanding at End of Period (in
 thousands)............................................   36,330     17,538      5,123
AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................      N/A        N/A        N/A
AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                           2001       2000       1999       1998       1997       1996       1995
                                                         --------   --------   --------   --------   --------   --------   --------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..................................    2.897      3.575      2.793      2.091      1.582      1.315      1.069
  End of Period........................................    2.151      2.897      3.575      2.793      2.091      1.582      1.315
Number of Units Outstanding at End of Period (in
 thousands)............................................  111,852    135,289    134,059    120,538     98,533     68,193     53,073
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..................................    2.354      2.676      2.292      1.996      1.652      1.382      1.074
  End of Period........................................    2.048      2.354      2.676      2.292      1.996      1.652      1.382
Number of Units Outstanding at End of Period (in
 thousands)............................................  132,913    154,179    140,727    129,119    106,800     77,919     61,942
AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period..................................    1.875      2.089      1.608      1.400      1.357      1.128      0.956
  End of Period........................................    1.451      1.875      2.089      1.608      1.400      1.357      1.128
Number of Units Outstanding at End of Period (in
 thousands)............................................  107,611    123,129    109,511    103,028     93,170     60,304     35,558
AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period..................................    1.459      1.340      1.371      1.301      1.208      1.186      1.028
  End of Period........................................    1.553      1.459      1.340      1.371      1.301      1.208      1.186
Number of Units Outstanding at End of Period (in
 thousands)............................................  127,566    114,184    110,437    102,171     72,394     58,751     46,845
AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period..................................    0.685      1.103      0.964      1.000        N/A        N/A        N/A
  End of Period........................................    0.477      0.685      1.103      0.964        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................   44,140     36,127     17,712      8,709        N/A        N/A        N/A
AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period..................................    1.042      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    1.099      1.042        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................   13,766        716        N/A        N/A        N/A        N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..................................    1.195      0.929      0.989      1.000        N/A        N/A        N/A
  End of Period........................................    1.327      1.195      0.929      0.989        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   91,948     78,804     43,839     18,240        N/A        N/A        N/A

                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------
                                                           1994       1993       1992
                                                         --------   --------   --------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..................................    1.101      1.104      1.000
  End of Period........................................    1.069      1.101      1.104
Number of Units Outstanding at End of Period (in
 thousands)............................................   38,752     20,366      5,246
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..................................    1.082      0.994      1.000
  End of Period........................................    1.074      1.082      0.994
Number of Units Outstanding at End of Period (in
 thousands)............................................   43,292     20,983     22,339
AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period..................................    1.000        N/A        N/A
  End of Period........................................    0.956        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................   22,183        N/A        N/A
AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period..................................    1.095     1.0011
  End of Period........................................    1.028      1.095      1.001
Number of Units Outstanding at End of Period (in
 thousands)............................................   32,823     18,320      5,372
AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................      N/A        N/A        N/A
AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)............................................      N/A        N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT


                                                                                  YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                           2001       2000       1999       1998       1997       1996       1995
                                                         --------   --------   --------   --------   --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..................................    0.896      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.653      0.896        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   13,106      2,982        N/A        N/A        N/A        N/A        N/A
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..................................    0.915      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.699      0.915        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   18,589      2,625        N/A        N/A        N/A        N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..................................    0.937      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.808      0.937        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   25,862      2,405        N/A        N/A        N/A        N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.887        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......    7,890        N/A        N/A        N/A        N/A        N/A        N/A

                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------
                                                           1994       1993       1992
                                                         --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT


                                                                                  YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                           2001       2000       1999       1998       1997       1996       1995
                                                         --------   --------   --------   --------   --------   --------   --------
ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period..................................    1.034      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    1.021      1.034        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   49,134      3,477        N/A        N/A        N/A        N/A        N/A
ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
DEUTSCHE VIT EAFE EQUITY INDEX FUND
Unit Value:
  Beginning of Period..................................    0.965      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.717      0.965        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......    2,329        926        N/A        N/A        N/A        N/A        N/A
DEUTSCHE VIT SMALL CAP INDEX FUND
Unit Value:
  Beginning of Period..................................    0.984      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.990      0.984        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......    3,904         87        N/A        N/A        N/A        N/A        N/A
EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period..................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    1.003        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......    8,027        N/A        N/A        N/A        N/A        N/A        N/A
EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    1.149        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......    5,703        N/A        N/A        N/A        N/A        N/A        N/A

                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------
                                                           1994       1993       1992
                                                         --------   --------   --------
ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
DEUTSCHE VIT EAFE EQUITY INDEX FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
DEUTSCHE VIT SMALL CAP INDEX FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT


                                                                                  YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                           2001       2000       1999       1998       1997       1996       1995
                                                         --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period..................................    2.092      1.957      1.867      1.696      1.342      1.191      1.000
  End of Period........................................    1.961      2.092      1.957      1.867      1.696      1.342      1.191
Units Outstanding at End of Period (in thousands)......  119,522    122,812    114,059     95,537     65,130     31,681      9,213
FIDELITY VIP GROWTH PORTFLIO
Unit Value:
  Beginning of Period..................................    2.783      3.171      2.340      1.701      1.397      1.235      1.000
  End of Period........................................    2.260      2.783      3.171      2.340      1.701      1.397      1.235
Units Outstanding at End of Period (in thousands)......   95,897    111,920     90,071     63,055     45,772     24,745      6,677
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..................................    1.100      1.439      1.350      1.430      1.233      1.096      1.000
  End of Period........................................    0.957      1.100      1.439      1.350      1.430      1.233      1.096
Units Outstanding at End of Period (in thousands)......  103,705     99,327     87,413     74,986     50,470     23,051      6,714
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period..................................    0.966      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.836      0.966        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   16,731      4,509        N/A        N/A        N/A        N/A        N/A
FIDELITY VIP III GROWTH & INCOME PORTFOLIO
Unit Value:
  Beginning of Period..................................    0.976      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.878      0.976        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   14,337      1,485        N/A        N/A        N/A        N/A        N/A
FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..................................    1.046      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.998      1.046        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   19,368      2,914        N/A        N/A        N/A        N/A        N/A
FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------
                                                           1994       1993       1992
                                                         --------   --------   --------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
FIDELITY VIP GROWTH PORTFLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
FIDELITY VIP III GROWTH & INCOME PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                           2001       2000       1999       1998       1997       1996       1995
                                                         --------   --------   --------   --------   --------   --------   --------
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..................................    0.862      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.720      0.862        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   12,372      1,055        N/A        N/A        N/A        N/A        N/A
FT VIP SMALL CAP VALUE SECURITIES FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period..................................    1.062      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    1.121      1.062        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   22,617      1,151        N/A        N/A        N/A        N/A        N/A
FT TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
INVESCO VIF DYNAMICS FUND
Unit Value:
  Beginning of Period..................................    0.838      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.569      0.838        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   10,159      1,664        N/A        N/A        N/A        N/A        N/A
INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..................................    1.031      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.889      1.031        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......    9,811      2,059        N/A        N/A        N/A        N/A        N/A

                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------
                                                           1994       1993       1992
                                                         --------   --------   --------
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
FT VIP SMALL CAP VALUE SECURITIES FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
FT TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
INVESCO VIF DYNAMICS FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                           2001       2000       1999       1998       1997       1996       1995
                                                         --------   --------   --------   --------   --------   --------   --------
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..................................    0.744      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.443      0.744        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   12,347      1,707        N/A        N/A        N/A        N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..................................    0.849      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.629      0.849        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   16,948      3,332        N/A        N/A        N/A        N/A        N/A
JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period..................................    0.914      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.778      0.914        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   14,985      2,409        N/A        N/A        N/A        N/A        N/A
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A      0.875        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A      3,263        N/A        N/A        N/A        N/A        N/A
MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------
                                                           1994       1993       1992
                                                         --------   --------   --------
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                           2001       2000       1999       1998       1997       1996       1995
                                                         --------   --------   --------   --------   --------   --------   --------
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------
                                                           1994       1993       1992
                                                         --------   --------   --------
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                           2001       2000       1999       1998       1997       1996       1995
                                                         --------   --------   --------   --------   --------   --------   --------
PIONEER FUND VCT PORTFOLIO
Unit Value:                                                1.000        N/A        N/A        N/A        N/A        N/A        N/A
  Beginning of Period..................................    0.899        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................
Units Outstanding at End of Period (in thousands)......    3,277        N/A        N/A        N/A        N/A        N/A        N/A
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:                                                1.000        N/A        N/A        N/A        N/A        N/A        N/A
  Beginning of Period..................................    1.075        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period........................................
Units Outstanding at End of Period (in thousands)......    3,475        N/A        N/A        N/A        N/A        N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..................................    0.727      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    0.484      0.727        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......   12,020      4,507        N/A        N/A        N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period..................................    1.107      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period........................................    1.039      1.107        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......    5,736        679        N/A        N/A        N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period..................................    1.488      1.837      1.398      1.223      1.203      1.065      1.000
  End of Period........................................    1.142      1.488      1.837      1.398      1.223      1.203      1.065
Units Outstanding at End of Period (in thousands)......   65,264     62,055     49,814     41,458     33,977     16,510      4,066

                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------
                                                           1994       1993       1992
                                                         --------   --------   --------
PIONEER FUND VCT PORTFOLIO
Unit Value:                                                  N/A        N/A        N/A
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:                                                  N/A        N/A        N/A
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period..................................      N/A        N/A        N/A
  End of Period........................................      N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)......      N/A        N/A        N/A


No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

                                   APPENDIX G
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.4 %).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of Future Guaranteed Annuity Benefit Payments = $119,961.92

       Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (89,971.44/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

       Last Monthly Annuity Benefit Payment = $1,436.50
       Withdrawal Amount = $14,365.00 (10 X 1,436.50)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of Future Annuity Benefit Payments = $234,482.77

       Annuity Units after withdrawal = 1,286.07 (1,370 X (1 -
       (14,365.00/234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Benefit Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 X 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Annuity Benefit Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370 X (1 -
       (18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of future Guaranteed Annuity Benefit Payments = $119,961.92

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,255.80 (1,370 X (1 -
       (10,000/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of future Annuity Benefit Payments = $234,482.77

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,311.57 (1,370 X (1 -
       (10,000/$234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT REWARD PROSPECTUS OF ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 2002 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.

                                DATED MAY 1, 2002


AFLIAC Select Reward

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                             2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY              3

SERVICES                                                                    4

UNDERWRITERS                                                                4

ANNUITY BENEFIT PAYMENTS                                                    5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                 6

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                               7

PERFORMANCE INFORMATION                                                     9

FINANCIAL STATEMENTS                                                      F-1

                         GENERAL INFORMATION AND HISTORY


Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone
(508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $17.9 billion in assets and over $26.9 billion of life insurance in force. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica, originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries (including the Company) had over $24.3 billion in combined assets and over $38.1 billion in life insurance in force.

Currently, 60 Sub-Accounts of the Variable Account are available under the Allmerica Select Reward contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), "), MFS Variable Insurance Trust (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contract Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

AIT, AIM, Alliance, Deutsche VIT, EVVT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, MFS Trust, Oppenheimer, Janus Aspen, Pioneer VCT, SVS, and T. Rowe Price, are open-end, diversified management investment companies. Fourteen different funds of the Trust are available under the
Contract: the AIT Core Equity Fund, AIT Equity Index Fund, AIT Government
Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT
Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT
Select Growth Fund, AIT Select Growth and Income Fund, AIT Select
International Equity Fund, AIT Select Investment Grade Income Fund, AIT
Select Strategic Growth Fund, AIT Select Strategic Income Fund, and AIT
Select Value Opportunity Fund. Five funds of AIM are available under the
Contract: the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM
V.I. Premier Equity Fund. Five portfolios of Alliance are available under the
Contract: the Alliance Premier Growth Portfolio, the AllianceBernstein Small Cap Value Portfolio, the AllianceBernstein Value Portfolio, Alliance Growth and Income Portfolio, the Alliance Technology Portfolio (Class B). Two funds of Deutsche VIT are available under the Contract: the Deutsche VIT EAFE
Equity Index Fund and the Deutsche VIT Small Cap Index Fund. Two portfolios of Eaton Vance VT are available under the Contract: the Eaton Vance VT Floating-Rate Income Fund and the Eaton Vance VT Worldwide Health Sciences Fund. Three portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and the Fidelity VIP High Income Portfolio. One portfolio of Fidelity VIP II is available under the Contract: the Fidelity VIP II Contrafund(R) Portfolio. Three Fidelity VIP III portfolios are available under the Contract: the Fidelity VIP III Growth & Income Portfolio, the Fidelity VIP III Mid Cap Portfolio, and the Fidelity VIP III Value Strategies Portfolio. Five FT VIP funds are available under the Contract: the FT VIP Franklin Large Cap Growth Securities Fund, the FT VIP Franklin Small Cap Fund, the FT VIP Franklin
Small Cap Value Securities Fund, the FT VIP Mutual Shares Securities Fund, and the FT VIP Templeton Foreign Securities Fund. Two funds of INVESCO VIF are available under the Contract: the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund. Four Janus Aspen portfolios are available under the Contract: the Janus Aspen Aggressive Growth Portfolio, the Janus Aspen Growth Portfolio, the Janus Aspen Growth and Income Portfolio, and the Janus Aspen International Growth Portfolio. Four MFS Trust funds are available under the Contract: the MFS(R) Mid Cap Growth Series, the MFS(R)
New Discovery Series, the MFS(R) Total Return Series, and the MFS(R)
Utilities Series. Five Oppenheimer funds are available under the Contract:
the Oppenheimer Capital Appreciation Fund/VA, the Oppenheimer Global
Securities Fund/VA, the Oppenheimer High Income Fund/VA, the Oppenheimer Main Street Growth & Income Fund/VA, and the Oppenheimer Multiple Strategies Fund/VA. Two portfolios are available under the Contract: the Pioneer Fund
VCT Portfolio and the Pioneer Real Estate Shares VCT Portfolio. Two SVS portfolios are available under the Contract: the SVS Dreman Financial
Services Portfolio and the Scudder Technology Growth Portfolio. The T. Rowe Price International Stock Portfolio of T. Rowe Price is available under the Contract. Each fund and portfolio available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.



                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of the Allmerica Select Separate Account of the Company as of December 31, 2001 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1999, 2000, and 2001 were $29,686,895, $34,798,995.27 and $42,287,846.98.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:


(1)  Accumulation Unit Value - Previous Valuation Period             $ 1.135000

(2)  Value of Assets - Beginning of Valuation Period                $ 5,000,000

(3)  Excess of Investment Income and Net Gains                          $ 1,675
     Over Capital Losses

(4)  Adjusted Gross Investment Rate for the                            0.000335
     Valuation Period (3) divided by (2)

(5)  Annual Charge (one-day equivalent of 1.40% per annum)             0.000039

(6)  Net Investment Rate (4) - (5)                                     0.000296

(7)  Net Investment Factor 1.000000 + (6)                              1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)             $ 1.135336


Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-    must be new payments to the Contract, including the initial payment,

-    must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub- Accounts over a specified time period and

-    will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program. Payments made to the Contract during the same month will be part of the same Enhanced Automatic Transfer Program if the length of the time period is the same and the enhanced rate is the same. The allocation for all of the amounts in the same program will be in accordance with the instructions for the most recent payment to this program. The monthly transfer will be made on the date designated for the initial payment to this program. The amount allocated will be determined by dividing the amount in the program by the number of remaining months. For example, for a six-month program, the first automatic transfer will be 1/6th of the balance; the second automatic transfer will be 1/5th of the balance, and so on.

Payments to different Enhanced Automatic Transfer Programs will be handled in accordance with the instructions for each particular program.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP)
                                 RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value on the Policy Anniversary that the M-GAP Benefit Base is being determined;

(b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

(c) the highest Accumulated Value on any Policy anniversary since the Rider effective date, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                      amount of the withdrawal
           -----------------------------------------------------------
              Accumulated Value determined immediately prior to the
                                 withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Policy anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Policy.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Policy anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Policy anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Policy or the date that a death benefit is payable if the Policy is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" (see THE VARIABLE ANNUITY POLICIES).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Policy during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


                                        MINIMUM
POLICY                MINIMUM           GUARANTEED
ANNIVERSARY           GUARANTEED        ANNUAL
AT EXERCISE           BENEFIT BASE      INCOME(1)
--------------------  ---------------   -------------------
10                    $162,889          $12,153
15                    $207,892          $17,695


(1)Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified period that would equate the initial amount invested to the ending redeemable values, according to the following formula:


  P(1 + T) TO THE POWER OF (n)  =    ERV

  Where:        P    =   a hypothetical initial payment to the Variable
                         Account of $1,000

                T    =   average annual total return

                n    =   number of years

                ERV  =   the ending redeemable value of the $1,000 payment at
                         the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:


  YEARS FROM DATE OF PAYMENT TO        CHARGE AS PERCENTAGE OF NEW PURCHASE
         DATE OF WITHDRAWAL                     PAYMENTS WITHDRAWN
         ------------------                     ------------------
            Less than 4                               8.5%
            Less than 5                               7.5%
            Less than 6                               6.5%

                                      9


            Less than 7                               5.5%
            Less than 8                               3.5%
            Less than 9                               1.5%
            Thereafter                                  0


* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

         P(1 + T) TO THE POWER OF (n)  =  EV

  Where:      P        =  a hypothetical initial payment to the Variable
                          Account of $1,000

              T        =  average annual total return

              n        =  number of years

              EV       =  the ending value of the $1,000 payment at the end of
                          the specified period.

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of Supplemental Total Return does not include the deduction of the $35 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2001:

                  Yield                              0.70%
                  Effective Yield                    0.70%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

  Effective Yield   =   [(base period return + 1) TO THE POWER OF (365/7) ] - 1

The calculations of yield and effective yield reflect the $35 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001


                                                                                                AIT              AIT
                                                                                              EQUITY            MONEY
                                                                                               INDEX            MARKET
                                                                                           --------------  ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $ 16,007,212    $ 237,536,432
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -            2,778
                                                                                           --------------  ---------------
    Total assets                                                                              16,007,212      237,539,210

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------  ---------------
    Net assets                                                                              $ 16,007,212    $ 237,539,210
                                                                                           ==============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 13,541,125    $ 227,046,584
  Allmerica Select Acclaim                                                                     2,466,087       10,492,626
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                -
                                                                                           --------------  ---------------
                                                                                            $ 16,007,212    $ 237,539,210
                                                                                           ==============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        16,660,812      165,466,552
  Net asset value per unit, December 31, 2001                                               $   0.812753    $    1.372160

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         2,888,904       10,141,056
  Net asset value per unit, December 31, 2001                                               $   0.853641    $    1.034668


                                                                                                AIT              AIT
                                                                                               SELECT          SELECT
                                                                                             AGGRESSIVE        CAPITAL
                                                                                               GROWTH        APPRECIATION
                                                                                           ---------------  ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $ 169,132,430    $ 154,223,560
Investments in shares of AIM Variable Insurance Funds                                                   -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                -
Investments in shares of Eaton Vance Variable Trust                                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                -
Investments in shares of Janus Aspen Series (Service Shares)                                            -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                -
Investments in shares of Scudder Variable Series II                                                     -                -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                -
                                                                                           ---------------  ---------------
    Total assets                                                                              169,132,430      154,223,560

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                -
                                                                                           ---------------  ---------------
    Net assets                                                                              $ 169,132,430    $ 154,223,560
                                                                                           ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 167,999,496    $ 152,684,603
  Allmerica Select Acclaim                                                                      1,132,934        1,538,957
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                -
                                                                                           ---------------  ---------------
                                                                                            $ 169,132,430    $ 154,223,560
                                                                                           ===============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         81,045,517       64,078,804
  Net asset value per unit, December 31, 2001                                               $    2.072903    $    2.382763

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          1,496,015        1,526,589
  Net asset value per unit, December 31, 2001                                               $    0.757301    $    1.008102


                                                                                                AIT
                                                                                               SELECT            AIT
                                                                                              EMERGING          SELECT
                                                                                               MARKETS          GROWTH
                                                                                           --------------  ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $ 20,315,366    $ 242,316,695
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------  ---------------
    Total assets                                                                              20,315,366      242,316,695

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -            8,202
                                                                                           --------------  ---------------
    Net assets                                                                              $ 20,315,366    $ 242,308,493
                                                                                           ==============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 19,797,949    $ 240,596,900
  Allmerica Select Acclaim                                                                       517,417        1,711,593
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                -
                                                                                           --------------  ---------------
                                                                                            $ 20,315,366    $ 242,308,493
                                                                                           ==============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        28,151,518      111,851,534
  Net asset value per unit, December 31, 2001                                               $   0.703264    $    2.151038

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                           615,957        2,375,662
  Net asset value per unit, December 31, 2001                                               $   0.840021    $    0.720470


                                                                                                                 AIT
                                                                                                AIT             SELECT
                                                                                           SELECT GROWTH    INTERNATIONAL
                                                                                             AND INCOME         EQUITY
                                                                                           --------------  ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $274,272,444    $ 158,277,262
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------  ---------------
    Total assets                                                                             274,272,444      158,277,262

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                5,939                -
                                                                                           --------------  ---------------
    Net assets                                                                              $274,266,505    $ 158,277,262
                                                                                           ==============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $272,235,345    $ 156,100,669
  Allmerica Select Acclaim                                                                     2,031,160        2,176,593
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                           -                -
                                                                                           --------------  ---------------
                                                                                            $274,266,505    $ 158,277,262
                                                                                           ==============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                       132,913,461      107,610,956
  Net asset value per unit, December 31, 2001                                               $   2.048215    $    1.450602

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         2,372,016        2,714,589
  Net asset value per unit, December 31, 2001                                               $   0.856301    $    0.801813


                                                                                                  AIT             AIT
                                                                                                SELECT          SELECT
                                                                                              INVESTMENT       STRATEGIC
                                                                                             GRADE INCOME       GROWTH
                                                                                           ---------------  --------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $ 207,028,655    $ 21,585,108
Investments in shares of AIM Variable Insurance Funds                                                   -               -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -               -
Investments in shares of Deutsche Asset Management VIT Funds                                            -               -
Investments in shares of Eaton Vance Variable Trust                                                     -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -               -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -               -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -               -
Investments in shares of Janus Aspen Series (Service Shares)                                            -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -               -
Investments in shares of Scudder Variable Series II                                                     -               -
Investment in shares of T. Rowe Price International Series, Inc.                                        -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                 3,441               -
                                                                                           ---------------  --------------
    Total assets                                                                              207,032,096      21,585,108

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -               -
                                                                                           ---------------  --------------
    Net assets                                                                              $ 207,032,096    $ 21,585,108
                                                                                           ===============  ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 198,153,558    $ 21,073,351
  Allmerica Select Acclaim                                                                      8,878,538         511,757
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -               -
                                                                                           ---------------  --------------
                                                                                            $ 207,032,096    $ 21,585,108
                                                                                           ===============  ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        127,566,449      44,140,067
  Net asset value per unit, December 31, 2001                                               $    1.553336    $   0.477420

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          8,121,307         814,180
  Net asset value per unit, December 31, 2001                                               $    1.093240    $   0.628555


                                                                                               AIT               AIT
                                                                                              SELECT           SELECT
                                                                                             STRATEGIC          VALUE
                                                                                              INCOME         OPPORTUNITY
                                                                                           --------------  ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $ 17,873,164    $ 123,934,540
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -              231
                                                                                           --------------  ---------------
    Total assets                                                                              17,873,164      123,934,771

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------  ---------------
    Net assets                                                                              $ 17,873,164    $ 123,934,771
                                                                                           ==============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 15,126,905    $ 122,036,830
  Allmerica Select Acclaim                                                                     2,746,259        1,897,941
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                                          -                -
                                                                                           --------------  ---------------
                                                                                            $ 17,873,164    $ 123,934,771
                                                                                           ==============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        13,765,960       91,947,686
  Net asset value per unit, December 31, 2001                                               $   1.098863    $    1.327242

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         2,530,839        1,572,687
  Net asset value per unit, December 31, 2001                                               $   1.085118    $    1.206814



                                                                                                 AIM             AIM
                                                                                           V.I. AGGRESSIVE    V.I. BLUE
                                                                                               GROWTH            CHIP
                                                                                           ---------------  --------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                          $         -     $          -
Investments in shares of AIM Variable Insurance Funds                                          9,477,955       14,542,247
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                            -------------   --------------
    Total assets                                                                               9,477,955       14,542,247

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  323                -
                                                                                            -------------   --------------
    Net assets                                                                               $ 9,477,632     $ 14,542,247
                                                                                            =============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 8,557,274     $ 12,992,541
  Allmerica Select Acclaim                                                                       920,358        1,549,706
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                           -                -
                                                                                            -------------   --------------
                                                                                             $ 9,477,632     $ 14,542,247
                                                                                            =============   ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        13,106,081       18,589,133
  Net asset value per unit, December 31, 2001                                                $  0.652924     $   0.698932

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         1,300,067        2,072,805
  Net asset value per unit, December 31, 2001                                                $  0.707931     $   0.747637



                                                                                                              ALLIANCE
                                                                                                AIM           PREMIER
                                                                                             V.I. VALUE        GROWTH
                                                                                           --------------  --------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $          -    $          -
Investments in shares of AIM Variable Insurance Funds                                         23,898,148               -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -      48,202,990
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -               -
Investments in shares of Deutsche Asset Management VIT Funds                                           -               -
Investments in shares of Eaton Vance Variable Trust                                                    -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -               -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -               -
Investments in shares of Janus Aspen Series (Service Shares)                                           -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -               -
Investments in shares of Scudder Variable Series II                                                    -               -
Investment in shares of T. Rowe Price International Series, Inc.                                       -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -               -
                                                                                           --------------  --------------
    Total assets                                                                              23,898,148      48,202,990

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  372              73
                                                                                           --------------  --------------
    Net assets                                                                              $ 23,897,776    $ 48,202,917
                                                                                           ==============  ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 20,887,519    $ 48,202,917
  Allmerica Select Acclaim                                                                     3,010,257               -
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -               -
                                                                                           --------------  --------------
                                                                                            $ 23,897,776    $ 48,202,917
                                                                                           ==============  ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        25,861,740      58,048,248
  Net asset value per unit, December 31, 2001                                               $   0.807661    $   0.830394

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         3,504,623               -
  Net asset value per unit, December 31, 2001                                               $   0.858939    $          -


                                                                                              ALLIANCE        ALLIANCE
                                                                                               GROWTH          PREMIER
                                                                                             AND INCOME        GROWTH
                                                                                               CLASS B         CLASS B
                                                                                           --------------  --------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $          -    $          -
Investments in shares of AIM Variable Insurance Funds                                                  -               -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                57,587,389      10,848,399
Investments in shares of Deutsche Asset Management VIT Funds                                           -               -
Investments in shares of Eaton Vance Variable Trust                                                    -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -               -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -               -
Investments in shares of Janus Aspen Series (Service Shares)                                           -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -               -
Investments in shares of Scudder Variable Series II                                                    -               -
Investment in shares of T. Rowe Price International Series, Inc.                                       -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -               -
                                                                                           --------------  --------------
    Total assets                                                                              57,587,389      10,848,399

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  312               -
                                                                                           --------------  --------------
    Net assets                                                                              $ 57,587,077    $ 10,848,399
                                                                                           ==============  ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 50,165,305    $  7,000,660
  Allmerica Select Acclaim                                                                     7,421,772       3,847,739
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -               -
                                                                                           --------------  --------------
                                                                                            $ 57,587,077    $ 10,848,399
                                                                                           ==============  ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        49,134,464       7,890,336
  Net asset value per unit, December 31, 2001                                               $   1.020980    $   0.887245

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         7,134,796       4,859,821
  Net asset value per unit, December 31, 2001                                               $   1.040222    $   0.791745

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.


                                                                                              DEUTSCHE        DEUTSCHE
                                                                                              VIT EAFE           VIT
                                                                                            EQUITY INDEX      SMALL CAP
                                                                                           --------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $        -      $         -
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                         -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                        -                -
Investments in shares of Deutsche Asset Management VIT Funds                                  1,798,847        4,006,192
Investments in shares of Eaton Vance Variable Trust                                                   -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                         -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                            ------------    -------------
    Total assets                                                                              1,798,847        4,006,192

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                            ------------    -------------
    Net assets                                                                               $1,798,847      $ 4,006,192
                                                                                            ============    =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $1,669,648      $ 3,864,282
  Allmerica Select Acclaim                                                                      127,681          141,910
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                       1,518                -
                                                                                            ------------    -------------
                                                                                             $1,798,847      $ 4,006,192
                                                                                            ============    =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        2,328,888        3,903,961
  Net asset value per unit, December 31, 2001                                                $ 0.716929      $  0.989836

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          170,263          137,093
  Net asset value per unit, December 31, 2001                                                $ 0.758821      $  1.035138



                                                                                             EATON VANCE      EATON VANCE
                                                                                             VT FLOATING     VT WORLDWIDE
                                                                                             RATE-INCOME    HEALTH SCIENCES
                                                                                           ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $         -      $         -
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                            9,141,989        7,137,189
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   33                -
                                                                                            -------------    -------------
    Total assets                                                                               9,142,022        7,137,189

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                            -------------    -------------
    Net assets                                                                               $ 9,142,022      $ 7,137,189
                                                                                            =============    =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 8,054,292      $ 6,552,774
  Allmerica Select Acclaim                                                                     1,087,730          584,415
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                -
                                                                                            -------------    -------------
                                                                                             $ 9,142,022      $ 7,137,189
                                                                                            =============    =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         8,026,511        5,702,503
  Net asset value per unit, December 31, 2001                                                $  1.003461      $  1.149105

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         1,083,570          508,378
  Net asset value per unit, December 31, 2001                                                $  1.003839      $  1.149567




                                                                                             FIDELITY VIP     FIDELITY VIP
                                                                                            EQUITY-INCOME        GROWTH
                                                                                           ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $           -    $           -
Investments in shares of AIM Variable Insurance Funds                                                   -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                -
Investments in shares of Eaton Vance Variable Trust                                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund                            234,329,559      216,695,693
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                -
Investments in shares of Scudder Variable Series II                                                     -                -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -              213
                                                                                           ---------------  ---------------
    Total assets                                                                              234,329,559      216,695,906

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                -
                                                                                           ---------------  ---------------
    Net assets                                                                              $ 234,329,559    $ 216,695,906
                                                                                           ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 234,329,559    $ 216,695,906
  Allmerica Select Acclaim                                                                              -                -
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                -
                                                                                           ---------------  ---------------
                                                                                            $ 234,329,559    $ 216,695,906
                                                                                           ===============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        119,522,297       95,897,147
  Net asset value per unit, December 31, 2001                                               $    1.960551    $    2.259670

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                                  -                -
  Net asset value per unit, December 31, 2001                                               $           -    $           -



                                                                                                            FIDELITY VIP
                                                                                             FIDELITY VIP   EQUITY-INCOME
                                                                                             HIGH INCOME   SERVICE CLASS 2
                                                                                           --------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $          -     $         -
Investments in shares of AIM Variable Insurance Funds                                                  -               -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -               -
Investments in shares of Deutsche Asset Management VIT Funds                                           -               -
Investments in shares of Eaton Vance Variable Trust                                                    -               -
Investments in shares of Fidelity Variable Insurance Products Fund                            99,297,526               -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -       4,945,276
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -               -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -               -
Investments in shares of Scudder Variable Series II                                                    -               -
Investment in shares of T. Rowe Price International Series, Inc.                                       -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  108               -
                                                                                           --------------   -------------
    Total assets                                                                              99,297,634       4,945,276

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -               -
                                                                                           --------------   -------------
    Net assets                                                                              $ 99,297,634     $ 4,945,276
                                                                                           ==============   =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 99,297,634     $         -
  Allmerica Select Acclaim                                                                             -       4,945,276
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -               -
                                                                                           --------------   -------------
                                                                                            $ 99,297,634     $ 4,945,276
                                                                                           ==============   =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                       103,705,425               -
  Net asset value per unit, December 31, 2001                                               $   0.957497     $         -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                                 -       5,067,987
  Net asset value per unit, December 31, 2001                                               $          -     $  0.975787



                                                                                            FIDELITY VIP     FIDELITY VIP
                                                                                               GROWTH        HIGH INCOME
                                                                                           SERVICE CLASS 2  SERVICE CLASS 2
                                                                                           ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $         -      $         -
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)           3,526,173        2,530,258
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                            -------------    -------------
    Total assets                                                                               3,526,173        2,530,258

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                            -------------    -------------
    Net assets                                                                               $ 3,526,173      $ 2,530,258
                                                                                            =============    =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $         -      $         -
  Allmerica Select Acclaim                                                                     3,526,173        2,530,258
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                -
                                                                                            -------------    -------------
                                                                                             $ 3,526,173      $ 2,530,258
                                                                                            =============    =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                                 -                -
  Net asset value per unit, December 31, 2001                                                $         -      $         -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         4,508,152        3,024,432
  Net asset value per unit, December 31, 2001                                                $  0.782177      $  0.836606



                                                                                                            FIDELITY VIP II
                                                                                           FIDELITY VIP II    CONTRAFUND
                                                                                             CONTRAFUND     SERVICE CLASS 2
                                                                                           ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $          -      $         -
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                          13,981,258                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -        1,958,501
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------    -------------
    Total assets                                                                              13,981,258        1,958,501

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------    -------------
    Net assets                                                                              $ 13,981,258      $ 1,958,501
                                                                                           ==============    =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 13,981,258      $         -
  Allmerica Select Acclaim                                                                             -        1,958,501
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                -
                                                                                           --------------    -------------
                                                                                            $ 13,981,258      $ 1,958,501
                                                                                           ==============    =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        16,731,019                -
  Net asset value per unit, December 31, 2001                                               $   0.835649      $         -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                                 -        2,235,038
  Net asset value per unit, December 31, 2001                                               $          -      $  0.876272



                                                                                           FIDELITY VIP III
                                                                                               GROWTH        FIDELITY VIP III
                                                                                              & INCOME            MID CAP
                                                                                           ----------------  ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -      $          -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investments in shares of Eaton Vance Variable Trust                                                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                         12,584,675        19,326,191
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    27                 -
                                                                                            --------------    --------------
    Total assets                                                                               12,584,702        19,326,191

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------    --------------
    Net assets                                                                               $ 12,584,702      $ 19,326,191
                                                                                            ==============    ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 12,584,702      $ 19,326,191
  Allmerica Select Acclaim                                                                              -                 -
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                 -
                                                                                            --------------    --------------
                                                                                             $ 12,584,702      $ 19,326,191
                                                                                            ==============    ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         14,336,884        19,368,355
  Net asset value per unit, December 31, 2001                                                $   0.877785      $   0.997823

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                                  -                 -
  Net asset value per unit, December 31, 2001                                                $          -      $          -


                                                                                           FIDELITY VIP III
                                                                                               GROWTH        FIDELITY VIP III
                                                                                              & INCOME           MID CAP
                                                                                           SERVICE CLASS 2   SERVICE CLASS 2
                                                                                           ----------------  ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $         -       $         -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investments in shares of Eaton Vance Variable Trust                                                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)        1,455,532         2,316,675
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                             -------------     -------------
    Total assets                                                                                1,455,532         2,316,675

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                             -------------     -------------
    Net assets                                                                                $ 1,455,532       $ 2,316,675
                                                                                             =============     =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                  $         -       $         -
  Allmerica Select Acclaim                                                                      1,455,532         2,316,675
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                 -
                                                                                             -------------     -------------
                                                                                              $ 1,455,532       $ 2,316,675
                                                                                             =============     =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                                  -                 -
  Net asset value per unit, December 31, 2001                                                 $         -       $         -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          1,629,393         2,271,524
  Net asset value per unit, December 31, 2001                                                 $  0.893297       $  1.019877


                                                                                               FT VIP
                                                                                              FRANKLIN
                                                                                             SMALL CAP
                                                                                              CLASS 2
                                                                                           --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $         -
Investments in shares of AIM Variable Insurance Funds                                                  -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -
Investments in shares of Deutsche Asset Management VIT Funds                                           -
Investments in shares of Eaton Vance Variable Trust                                                    -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                 10,445,668
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -
Investments in shares of Scudder Variable Series II                                                    -
Investment in shares of T. Rowe Price International Series, Inc.                                       -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -
                                                                                            -------------
    Total assets                                                                              10,445,668

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -
                                                                                            -------------
    Net assets                                                                               $10,445,668
                                                                                            =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 8,912,813
  Allmerica Select Acclaim                                                                     1,532,855
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -
                                                                                            -------------
                                                                                             $10,445,668
                                                                                            =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        12,372,137
  Net asset value per unit, December 31, 2001                                                $  0.720394

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         1,885,748
  Net asset value per unit, December 31, 2001                                                $  0.812863

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                               FT VIP
                                                                                            MUTUAL SHARES
                                                                                             SECURITIES        INVESCO VIF
                                                                                               CLASS 2           DYNAMICS
                                                                                            --------------    -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -      $         -
Investments in shares of AIM Variable Insurance Funds                                                   -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                -
Investments in shares of Eaton Vance Variable Trust                                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                  27,603,906                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -        6,637,452
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                -
Investments in shares of Scudder Variable Series II                                                     -                -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    31                -
                                                                                            --------------    -------------
    Total assets                                                                               27,603,937        6,637,452

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                -
                                                                                            --------------    -------------
    Net assets                                                                               $ 27,603,937      $ 6,637,452
                                                                                            ==============    =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 25,342,613      $ 5,783,240
  Allmerica Select Acclaim                                                                      2,261,324          854,212
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                -
                                                                                            --------------    -------------
                                                                                             $ 27,603,937      $ 6,637,452
                                                                                            ==============    =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         22,616,691       10,159,240
  Net asset value per unit, December 31, 2001                                                $   1.120527      $  0.569259

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          2,025,428        1,281,677
  Net asset value per unit, December 31, 2001                                                $   1.116467      $  0.666480


                                                                                                               JANUS ASPEN
                                                                                             INVESCO VIF        AGGRESSIVE
                                                                                                HEALTH            GROWTH
                                                                                               SCIENCES       SERVICE SHARES
                                                                                            --------------    --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -      $          -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investments in shares of Eaton Vance Variable Trust                                                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                         10,155,002                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -         6,936,368
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------    --------------
    Total assets                                                                               10,155,002         6,936,368

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------    --------------
    Net assets                                                                               $ 10,155,002      $  6,936,368
                                                                                            ==============    ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $  8,721,547      $  5,473,300
  Allmerica Select Acclaim                                                                      1,433,455         1,463,068
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                 -
                                                                                            --------------    --------------
                                                                                             $ 10,155,002      $  6,936,368
                                                                                            ==============    ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                          9,811,464        12,347,052
  Net asset value per unit, December 31, 2001                                                $   0.888914      $   0.443288

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          1,535,654         2,626,632
  Net asset value per unit, December 31, 2001                                                $   0.933449      $   0.557013


                                                                                                               JANUS ASPEN
                                                                                             JANUS ASPEN          GROWTH
                                                                                                GROWTH          AND INCOME
                                                                                            SERVICE SHARES    SERVICE SHARES
                                                                                            --------------    --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -      $          -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investments in shares of Eaton Vance Variable Trust                                                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                  13,231,461        13,091,732
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------    --------------
    Total assets                                                                               13,231,461        13,091,732

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------    --------------
    Net assets                                                                               $ 13,231,461      $ 13,091,732
                                                                                            ==============    ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 10,653,074      $ 11,665,710
  Allmerica Select Acclaim                                                                      2,578,387         1,426,022
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                 -
                                                                                            --------------    --------------
                                                                                             $ 13,231,461      $ 13,091,732
                                                                                            ==============    ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         16,948,193        14,984,992
  Net asset value per unit, December 31, 2001                                                $   0.628567      $   0.778493

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          3,709,034         1,699,399
  Net asset value per unit, December 31, 2001                                                $   0.695164      $   0.839133


                                                                                             JANUS ASPEN
                                                                                            INTERNATIONAL        PIONEER
                                                                                                GROWTH           FUND VCT
                                                                                            SERVICE SHARES       CLASS II
                                                                                            --------------     -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -       $         -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investments in shares of Eaton Vance Variable Trust                                                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                  10,977,129                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -         3,944,544
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------     -------------
    Total assets                                                                               10,977,129         3,944,544

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------     -------------
    Net assets                                                                               $ 10,977,129       $ 3,944,544
                                                                                            ==============     =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $  8,907,206       $ 2,945,855
  Allmerica Select Acclaim                                                                      2,069,923           998,689
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                 -
                                                                                            --------------     -------------
                                                                                             $ 10,977,129       $ 3,944,544
                                                                                            ==============     =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         13,483,836         3,277,196
  Net asset value per unit, December 31, 2001                                                $   0.660584       $  0.898895

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          2,843,805         1,110,674
  Net asset value per unit, December 31, 2001                                                $   0.727871       $  0.899174


                                                                                               PIONEER             SVS
                                                                                             REAL ESTATE          DREMAN
                                                                                             GROWTH VCT         FINANCIAL
                                                                                              CLASS II         SERVICES (a)
                                                                                            -------------      -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $         -        $         -
Investments in shares of AIM Variable Insurance Funds                                                  -                  -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                  -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                  -
Investments in shares of Eaton Vance Variable Trust                                                    -                  -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                  -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                  -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                  -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                          3,980,324                  -
Investments in shares of Scudder Variable Series II                                                    -          7,242,926
Investment in shares of T. Rowe Price International Series, Inc.                                       -                  -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                  -
                                                                                            -------------      -------------
    Total assets                                                                               3,980,324          7,242,926

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                  -
                                                                                            -------------      -------------
    Net assets                                                                               $ 3,980,324        $ 7,242,926
                                                                                            =============      =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 3,735,840        $ 5,958,054
  Allmerica Select Acclaim                                                                       242,333          1,284,872
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                        2,151                  -
                                                                                            -------------      -------------
                                                                                             $ 3,980,324        $ 7,242,926
                                                                                            =============      =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         3,474,534          5,735,566
  Net asset value per unit, December 31, 2001                                                $  1.075206        $  1.038791

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                           227,301          1,216,375
  Net asset value per unit, December 31, 2001                                                $  1.075594        $  1.056312



                                                                                               SCUDDER         T. ROWE PRICE
                                                                                              TECHNOLOGY       INTERNATIONAL
                                                                                              GROWTH (a)           STOCK
                                                                                            -------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $         -       $          -
Investments in shares of AIM Variable Insurance Funds                                                  -                  -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                  -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                  -
Investments in shares of Eaton Vance Variable Trust                                                    -                  -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                  -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                  -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                  -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                  -
Investments in shares of Scudder Variable Series II                                            7,087,545                  -
Investment in shares of T. Rowe Price International Series, Inc.                                       -         77,622,471
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                  -
                                                                                            -------------     --------------
    Total assets                                                                               7,087,545         77,622,471

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                  -
                                                                                            -------------     --------------
    Net assets                                                                               $ 7,087,545       $ 77,622,471
                                                                                            =============     ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 5,822,939       $ 74,502,102
  Allmerica Select Acclaim                                                                     1,264,606          3,120,369
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                  -
                                                                                            -------------     --------------
                                                                                             $ 7,087,545       $ 77,622,471
                                                                                            =============     ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        12,020,410         65,264,442
  Net asset value per unit, December 31, 2001                                                $  0.484421       $   1.141542

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         2,181,329          4,017,030
  Net asset value per unit, December 31, 2001                                                $  0.579741       $   0.776785

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2001

                                                                                                        AIT              AIT
                                                                     AIT              AIT              SELECT           SELECT
                                                                   EQUITY            MONEY           AGGRESSIVE         CAPITAL
                                                                   INDEX            MARKET             GROWTH         APPRECIATION
                                                                 -----------     -------------     --------------    ---------------
INVESTMENT INCOME:
  Dividends                                                        $ 89,105       $ 8,470,962      $           -        $         -
                                                                 -----------     -------------     --------------    ---------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                    81,214         2,545,042          2,513,514          2,003,154
  Administrative expense fees                                         9,745           305,405            301,622            240,379
                                                                 -----------     -------------     --------------    ---------------
    Total expenses                                                   90,959         2,850,447          2,815,136          2,243,533
                                                                 -----------     -------------     --------------    ---------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                    10,819            60,605              7,497              8,529
  Administrative expense fees                                         1,353             7,576                937              1,067
                                                                 -----------     -------------     --------------    ---------------
    Total expenses                                                   12,172            68,181              8,434              9,596
                                                                 -----------     -------------     --------------    ---------------
           Total expenses                                           103,131         2,918,628          2,823,570          2,253,129
                                                                 -----------     -------------     --------------    ---------------
    Net investment income (loss)                                    (14,026)        5,552,334         (2,823,570)        (2,253,129)
                                                                 -----------     -------------     --------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                540,890                 -         46,210,643         12,067,212
  Net realized gain (loss) from sales of investments               (827,956)                -        (70,606,236)           263,398
                                                                 -----------     -------------     --------------    ---------------
    Net realized gain (loss)                                       (287,066)                -        (24,395,593)        12,330,610
  Net unrealized gain (loss)                                       (490,260)                -        (31,511,467)       (16,870,771)
                                                                 -----------     -------------     --------------    ---------------
    Net realized and unrealized gain (loss)                        (777,326)                -        (55,907,060)        (4,540,161)
                                                                 -----------     -------------     --------------    ---------------
    Net increase (decrease) in net assets from operations        $ (791,352)      $ 5,552,334      $ (58,730,630)       $(6,793,290)
                                                                 ===========     =============     ==============    ===============
                                                                      AIT                                                 AIT
                                                                     SELECT            AIT               AIT             SELECT
                                                                    EMERGING         SELECT        SELECT GROWTH      INTERNATIONAL
                                                                    MARKETS         GROWTH           AND INCOME          EQUITY
                                                                 --------------   --------------   ---------------    --------------
INVESTMENT INCOME:
  Dividends                                                       $          -    $           -     $   1,677,483     $   2,894,621
                                                                 --------------   --------------   ---------------    --------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                      257,708        3,673,480         3,911,886         2,383,032
  Administrative expense fees                                           30,925          440,817           469,426           285,964
                                                                 --------------   --------------   ---------------    --------------
    Total expenses                                                     288,633        4,114,297         4,381,312         2,668,996
                                                                 --------------   --------------   ---------------    --------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                        2,625            5,740            13,864            10,776
  Administrative expense fees                                              328              718             1,733             1,347
                                                                 --------------   --------------   ---------------    --------------
    Total expenses                                                       2,953            6,458            15,597            12,123
                                                                 --------------   --------------   ---------------    --------------
           Total expenses                                              291,586        4,120,755         4,396,909         2,681,119
                                                                 --------------   --------------   ---------------    --------------
    Net investment income (loss)                                      (291,586)      (4,120,755)       (2,719,426)          213,502
                                                                 --------------   --------------   ---------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                         -       14,912,798                 -        33,682,462
  Net realized gain (loss) from sales of investments                (5,071,198)      (8,435,068)      (11,661,994)      (74,575,921)
                                                                 --------------   --------------   ---------------    --------------
    Net realized gain (loss)                                        (5,071,198)       6,477,730       (11,661,994)      (40,893,459)
  Net unrealized gain (loss)                                         3,220,166     (100,066,359)      (32,868,897)       (5,886,869)
                                                                 --------------   --------------   ---------------    --------------
    Net realized and unrealized gain (loss)                         (1,851,032)     (93,588,629)      (44,530,891)      (46,780,328)
                                                                 --------------   --------------   ---------------    --------------
    Net increase (decrease) in net assets from operations         $ (2,142,618)   $ (97,709,384)    $ (47,250,317)    $ (46,566,826)
                                                                 ==============   ==============   ===============    ==============
                                                                     AIT                AIT              AIT            AIT
                                                                   SELECT             SELECT           SELECT         SELECT
                                                                 INVESTMENT          STRATEGIC        STRATEGIC        VALUE
                                                                GRADE INCOME          GROWTH           INCOME       OPPORTUNITY
                                                               ----------------  ------------------  ------------  --------------
INVESTMENT INCOME:
  Dividends                                                       $ 10,876,107    $              -     $ 260,168       $ 700,462
                                                               ----------------  ------------------  ------------  --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                    2,278,941             262,360        66,624       1,392,535
  Administrative expense fees                                          273,473              31,483         7,995         167,104
                                                               ----------------  ------------------  ------------  --------------
    Total expenses                                                   2,552,414             293,843        74,619       1,559,639
                                                               ----------------  ------------------  ------------  --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                       36,128               2,888         7,575           9,830
  Administrative expense fees                                            4,516                 361           947           1,228
                                                               ----------------  ------------------  ------------  --------------
    Total expenses                                                      40,644               3,249         8,522          11,058
                                                               ----------------  ------------------  ------------  --------------
           Total expenses                                            2,593,058             297,092        83,141       1,570,697
                                                               ----------------  ------------------  ------------  --------------
    Net investment income (loss) .                                   8,283,049            (297,092)      177,027        (870,235)
                                                               ----------------  ------------------  ------------  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                         -                   -       281,445      11,830,984
  Net realized gain (loss) from sales of investments .                  66,517          (2,843,210)        1,671       2,271,396
                                                               ----------------  ------------------  ------------  --------------
    Net realized gain (loss)                                            66,517          (2,843,210)      283,116      14,102,380
  Net unrealized gain (loss)                                         2,758,954          (4,801,518)     (401,879)     (2,104,084)
                                                               ----------------  ------------------  ------------  --------------
    Net realized and unrealized gain (loss)                          2,825,471          (7,644,728)     (118,763)     11,998,296
                                                               ----------------  ------------------  ------------  --------------
                                                               ----------------  ------------------  ------------  --------------
    Net increase (decrease) in net assets from operations         $ 11,108,520        $ (7,941,820)     $ 58,264    $ 11,128,061
                                                               ================  ==================  ============  ==============
                                                                        AIM                   AIM
                                                                  V.I. AGGRESSIVE          V.I. BLUE
                                                                      GROWTH                 CHIP
                                                                 ------------------     -------------
INVESTMENT INCOME:
  Dividends                                                            $          -           $ 1,956
                                                                 -------------------     -------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                            71,728           104,662
  Administrative expense fees                                                 8,607            12,559
                                                                 -------------------     -------------
    Total expenses                                                           80,335           117,221
                                                                 -------------------     -------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                             3,342             7,595
  Administrative expense fees                                                   418               950
                                                                 -------------------     -------------
    Total expenses                                                            3,760             8,545
                                                                 -------------------     -------------
           Total expenses                                                    84,095           125,766
                                                                 -------------------     -------------
    Net investment income (loss)                                            (84,095)         (123,810)
                                                                 -------------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                              -                 -
  Net realized gain (loss) from sales of investments                     (1,111,491)         (618,240)
                                                                 -------------------     -------------
    Net realized gain (loss)                                             (1,111,491)         (618,240)
  Net unrealized gain (loss)                                                 36,922        (1,151,126)
                                                                 -------------------     -------------
    Net realized and unrealized gain (loss)                              (1,074,569)       (1,769,366)
                                                                 -------------------     -------------
    Net increase (decrease) in net assets from operations              $ (1,158,664)     $ (1,893,176)
                                                                 ===================     =============

* For the period 5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

For the Year Ended December 31, 2001

                                                                                                    ALLIANCE         ALLIANCE
                                                                                     ALLIANCE        GROWTH           PREMIER
                                                                     AIM             PREMIER       AND INCOME          GROWTH
                                                                  V.I. VALUE         GROWTH         CLASS B           CLASS B
                                                                -------------     -------------    -----------     -----------
INVESTMENT INCOME:
  Dividends                                                     $     30,682      $          -     $  109,619      $        -
                                                                -------------     -------------    -----------     -----------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                    140,045           572,081        276,745          39,647
  Administrative expense fees                                         16,805            68,650         33,209           4,757
                                                                -------------     -------------    -----------     -----------
    Total expenses                                                   156,850           640,731        309,954          44,404
                                                                -------------     -------------    -----------     -----------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                     14,870                 -         34,800          18,448
  Administrative expense fees                                          1,858                 -          4,350           2,306
                                                                -------------     -------------    -----------     -----------
    Total expenses                                                    16,728                 -         39,150          20,754
                                                                -------------     -------------    -----------     -----------
           Total expenses                                            173,578           640,731        349,104          65,158
                                                                -------------     -------------    -----------     -----------
    Net investment income (loss)                                    (142,896)         (640,731)      (239,485)        (65,158)
                                                                -------------     -------------    -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                 465,752         2,440,246        849,123         288,776
  Net realized gain (loss) from sales of investments                (641,985)       (2,668,546)      (228,718)       (336,919)
                                                                -------------     -------------    -----------     -----------
    Net realized gain (loss)                                        (176,233)         (228,300)       620,405         (48,143)
  Net unrealized gain (loss)                                        (813,715)       (8,812,245)      (938,156)       (453,243)
                                                                -------------     -------------    -----------     -----------
    Net realized and unrealized gain (loss)                         (989,948)       (9,040,545)      (317,751)       (501,386)
                                                                -------------     -------------    -----------     -----------
    Net increase (decrease) in net assets from operations       $ (1,132,844)     $ (9,681,276)    $ (557,236)     $ (566,544)
                                                                =============     =============    ===========     ===========
                                                                  DEUTSCHE      DEUTSCHE      EATON VANCE          EATON VANCE
                                                                  VIT EAFE         VIT        VT FLOATING         VT WORLDWIDE
                                                                EQUITY INDEX    SMALL CAP    RATE-INCOME*        HEALTH SCIENCES*
                                                               --------------   ---------    --------------    -------------------
INVESTMENT INCOME:
  Dividends                                                        $       -    $ 22,183          $ 43,928              $       -
                                                               --------------   ---------    --------------    -------------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                     20,310      11,645            37,637                 14,762
  Administrative expense fees                                          2,437       1,397             4,517                  1,771
                                                               --------------   ---------    --------------    -------------------
    Total expenses                                                    22,747      13,042            42,154                 16,533
                                                               --------------   ---------    --------------    -------------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                        767         657             2,119                  1,418
  Administrative expense fees                                             96          82               265                    178
                                                               --------------   ---------    --------------    -------------------
    Total expenses                                                       863         739             2,384                  1,596
                                                               --------------   ---------    --------------    -------------------
           Total expenses                                             23,610      13,781            44,538                 18,129
                                                               --------------   ---------    --------------    -------------------
    Net investment income (loss)                                     (23,610)      8,402              (610)               (18,129)
                                                               --------------   ---------    --------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -     178,583                 -                      -
  Net realized gain (loss) from sales of investments                 512,135    (116,231)                -                  4,507
                                                               --------------   ---------    --------------    -------------------
    Net realized gain (loss)                                         512,135      62,352                 -                  4,507
  Net unrealized gain (loss)                                         (20,555)      2,769                 -                466,307
                                                               --------------   ---------    --------------    -------------------
    Net realized and unrealized gain (loss)                          491,580      65,121                 -                470,814
                                                               --------------   ---------    --------------    -------------------
    Net increase (decrease) in net assets from operations          $ 467,970    $ 73,523          $   (610)             $ 452,685
                                                               ==============   =========    ==============    ===================
                                                                                                                     FIDELITY VIP
                                                                 FIDELITY VIP    FIDELITY VIP        FIDELITY VIP   EQUITY-INCOME
                                                                 EQUITY-INCOME     GROWTH             HIGH INCOME   SERVICE CLASS 2
                                                               --------------   --------------     --------------   ---------------
INVESTMENT INCOME:
  Dividends                                                    $   4,256,760    $     213,244        $13,674,292           $ 2,950
                                                               --------------   --------------     --------------   ---------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                  3,054,636        3,105,555          1,331,184                 -
  Administrative expense fees                                        366,557          372,666            159,742                 -
                                                               --------------   --------------     --------------   ---------------
    Total expenses                                                 3,421,193        3,478,221          1,490,926                 -
                                                               --------------   --------------     --------------   ---------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                          -                -                  -            19,958
  Administrative expense fees                                              -                -                  -             2,494
                                                               --------------   --------------     --------------   ---------------
    Total expenses                                                         -                -                  -            22,452
                                                               --------------   --------------     --------------   ---------------
           Total expenses                                          3,421,193        3,478,221          1,490,926            22,452
                                                               --------------   --------------     --------------   ---------------
    Net investment income (loss)                                     835,567       (3,264,977)        12,183,366           (19,502)
                                                               --------------   --------------     --------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor              11,959,470       20,044,966                  -             8,491
  Net realized gain (loss) from sales of investments                (650,236)     (10,623,184)       (28,960,065)          (46,662)
                                                               --------------   --------------     --------------   ---------------
    Net realized gain (loss)                                      11,309,234        9,421,782        (28,960,065)          (38,171)
  Net unrealized gain (loss)                                     (28,738,538)     (64,005,977)         2,264,574            (1,591)
                                                               --------------   --------------     --------------   ---------------
    Net realized and unrealized gain (loss)                      (17,429,304)     (54,584,195)       (26,695,491)          (39,762)
                                                               --------------   --------------     --------------   ---------------
    Net increase (decrease) in net assets from operations      $ (16,593,737)   $ (57,849,172)     $ (14,512,125)        $ (59,264)
                                                               ==============   ==============     ==============   ===============
                                                                  FIDELITY VIP
                                                                   GROWTH
                                                               SERVICE CLASS 2
                                                               ----------------
INVESTMENT INCOME:
  Dividends                                                         $       66
                                                               ----------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                            -
  Administrative expense fees                                                -
                                                               ----------------
    Total expenses                                                           -
                                                               ----------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                       23,625
  Administrative expense fees                                            2,953
                                                               ----------------
    Total expenses                                                      26,578
                                                               ----------------
           Total expenses                                               26,578
                                                               ----------------
    Net investment income (loss)                                       (26,512)
                                                               ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     6,157
  Net realized gain (loss) from sales of investments                   (50,749)
                                                               ----------------
    Net realized gain (loss)                                           (44,592)
  Net unrealized gain (loss)                                          (185,949)
                                                               ----------------
    Net realized and unrealized gain (loss)                           (230,541)
                                                               ----------------
    Net increase (decrease) in net assets from operations           $ (257,053)
                                                               ================

* For the period 5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

For the Year Ended December 31, 2001

                                                              FIDELITY VIP                      FIDELITY VIP II     FIDELITY VIP III
                                                              HIGH INCOME     FIDELITY VIP II     CONTRAFUND            GROWTH
                                                            SERVICE CLASS 2      CONTRAFUND     SERVICE CLASS 2        & INCOME
                                                            ---------------   ---------------  ------------------   ---------------
INVESTMENT INCOME:
  Dividends                                                     $   17,987        $   22,351           $     556        $   45,859
                                                            ---------------   ---------------  ------------------   ---------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                        -            79,679                   -            69,143
  Administrative expense fees                                            -             9,561                   -             8,297
                                                            ---------------   ---------------  ------------------   ---------------
    Total expenses                                                       -            89,240                   -            77,440
                                                            ---------------   ---------------  ------------------   ---------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                   14,303                 -               8,199                 -
  Administrative expense fees                                        1,788                 -               1,025                 -
                                                            ---------------   ---------------  ------------------   ---------------
    Total expenses                                                  16,091                 -               9,224                 -
                                                            ---------------   ---------------  ------------------   ---------------
           Total expenses                                           16,091            89,240               9,224            77,440
                                                            ---------------   ---------------  ------------------   ---------------
    Net investment income (loss)                                     1,896           (66,889)             (8,668)          (31,581)
                                                            ---------------   ---------------  ------------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -            78,887               2,087           147,232
  Net realized gain (loss) from sales of investments               (35,129)         (278,872)             (7,277)         (435,119)
                                                            ---------------   ---------------  ------------------   ---------------
    Net realized gain (loss)                                       (35,129)         (199,985)             (5,190)         (287,887)
  Net unrealized gain (loss)                                      (168,826)         (123,136)              2,220            10,278
                                                            ---------------   ---------------  ------------------   ---------------
    Net realized and unrealized gain (loss)                       (203,955)         (323,121)             (2,970)         (277,609)
                                                            ---------------   ---------------  ------------------   ---------------
    Net increase (decrease) in net assets from operations       $ (202,059)       $ (390,010)          $ (11,638)       $ (309,190)
                                                            ===============   ===============  ==================  ===============
                                                                                 FIDELITY VIP III                           FT VIP
                                                                                      GROWTH        FIDELITY VIP III       FRANKLIN
                                                            FIDELITY VIP III         & INCOME            MID CAP           SMALL CAP
                                                                  MID CAP        SERVICE CLASS 2     SERVICE CLASS 2        CLASS 2
                                                            ----------------     -----------------  -----------------    -----------
INVESTMENT INCOME:
  Dividends                                                       $       -                 $ 603    $             -       $ 15,735
                                                            ----------------     -----------------  -----------------    -----------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                   123,619                     -                  -         50,019
  Administrative expense fees                                        14,834                     -                  -          6,002
                                                            ----------------     -----------------  -----------------    -----------
    Total expenses                                                  138,453                     -                  -         56,021
                                                            ----------------     -----------------  -----------------    -----------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                         -                 7,276             12,789          9,357
  Administrative expense fees                                             -                   910              1,599          1,170
                                                            ----------------     -----------------  -----------------    -----------
    Total expenses                                                        -                 8,186             14,388         10,527
                                                            ----------------     -----------------  -----------------    -----------
           Total expenses                                           138,453                 8,186             14,388         66,548
                                                            ----------------     -----------------  -----------------    -----------
    Net investment income (loss)                                   (138,453)               (7,583)           (14,388)       (50,813)
                                                            ----------------     -----------------  -----------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -                 1,936                  -              -
  Net realized gain (loss) from sales of investments               (113,553)               (1,175)            (9,915)      (575,927)
                                                            ----------------     -----------------  -----------------    -----------
    Net realized gain (loss)                                       (113,553)                  761             (9,915)      (575,927)
  Net unrealized gain (loss)                                        650,821                 4,752             97,326        433,003
                                                            ----------------     -----------------  -----------------    -----------
    Net realized and unrealized gain (loss)                         537,268                 5,513             87,411       (142,924)
                                                            ----------------     -----------------  -----------------    -----------
    Net increase (decrease) in net assets from operations         $ 398,815              $ (2,070)          $ 73,023     $ (193,737)
                                                            ===============     =================   ================     ==========

                                                               FT VIP        FT VIP TEMPLETON
                                                            MUTUAL SHARES     PACIFIC GROWTH                       INVESCO VIF
                                                             SECURITIES         SECURITIES          INVESCO VIF      HEALTH
                                                                CLASS 2         CLASS 2 (b)           DYNAMICS       SCIENCES
                                                            -------------    -----------------    -------------    -----------
INVESTMENT INCOME:
  Dividends                                                     $133,977             $      -     $          -       $ 33,730
                                                            -------------    -----------------    -------------    -----------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                131,554                  449           51,311         72,139
  Administrative expense fees                                     15,787                   53            6,158          8,656
                                                            -------------    -----------------    -------------    -----------
    Total expenses                                               147,341                  502           57,469         80,795
                                                            -------------    -----------------    -------------    -----------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                  9,121                    4            4,378          8,253
  Administrative expense fees                                      1,140                    -              547          1,031
                                                            -------------    -----------------    -------------    -----------
    Total expenses                                                10,261                    4            4,925          9,284
                                                            -------------    -----------------    -------------    -----------
           Total expenses                                        157,602                  506           62,394         90,079
                                                            -------------    -----------------    -------------    -----------
    Net investment income (loss)                                 (23,625)                (506)         (62,394)       (56,349)
                                                            -------------    -----------------    -------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor             450,431                    -                -              -
  Net realized gain (loss) from sales of investments            (483,437)              31,440       (1,042,814)       (93,264)
                                                            -------------    -----------------    -------------    -----------
    Net realized gain (loss)                                     (33,006)              31,440       (1,042,814)       (93,264)
  Net unrealized gain (loss)                                      57,039                 (394)         (14,240)       (40,829)
                                                            -------------    -----------------    -------------    -----------
    Net realized and unrealized gain (loss)                       24,033               31,046       (1,057,054)      (134,093)
                                                            -------------    -----------------    -------------    -----------
    Net increase (decrease) in net assets from operations          $ 408             $ 30,540     $ (1,119,448)    $ (190,442)
                                                            ============     =================    =============    ===========
                                                              JANUS ASPEN
                                                               AGGRESSIVE
                                                                 GROWTH
                                                            SERVICE SHARES
                                                           ----------------
INVESTMENT INCOME:
  Dividends                                                  $           -
                                                           ----------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                   49,123
  Administrative expense fees                                        5,895
                                                           ----------------
    Total expenses                                                  55,018
                                                           ----------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                    8,014
  Administrative expense fees                                        1,002
                                                           ----------------
    Total expenses                                                   9,016
                                                           ----------------
           Total expenses                                           64,034
                                                           ----------------
    Net investment income (loss)                                   (64,034)
                                                           ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -
  Net realized gain (loss) from sales of investments            (2,119,713)
                                                           ----------------
    Net realized gain (loss)                                    (2,119,713)
  Net unrealized gain (loss)                                      (166,904)
                                                           ----------------
    Net realized and unrealized gain (loss)                     (2,286,617)
                                                           ----------------
    Net increase (decrease) in net assets from operations     $ (2,350,651)
                                                           ================

* For the period 5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

For the Year Ended December 31, 2001

                                                                                  JANUS ASPEN      JANUS ASPEN
                                                                JANUS ASPEN          GROWTH       INTERNATIONAL      PIONEER
                                                                   GROWTH           AND INCOME         GROWTH        FUND VCT
                                                              SERVICE SHARES     SERVICE SHARES   SERVICE SHARES    CLASS II*
                                                              ---------------    --------------   --------------    ----------
INVESTMENT INCOME:
  Dividends                                                     $          -        $   87,867       $   60,005      $ 10,053
                                                              ---------------    --------------   --------------    ----------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                     82,291            79,746           80,200        11,686
  Administrative expense fees                                          9,875             9,569            9,624         1,402
                                                              ---------------    --------------   --------------    ----------
    Total expenses                                                    92,166            89,315           89,824        13,088
                                                              ---------------    --------------   --------------    ----------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                      9,895             8,708           13,921         2,810
  Administrative expense fees                                          1,237             1,088            1,740           351
                                                              ---------------    --------------   --------------    ----------
    Total expenses                                                    11,132             9,796           15,661         3,161
                                                              ---------------    --------------   --------------    ----------
           Total expenses                                            103,298            99,111          105,485        16,249
                                                              ---------------    --------------   --------------    ----------
    Net investment income (loss)                                    (103,298)          (11,244)         (45,480)       (6,196)
                                                              ---------------    --------------   --------------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  15,397                 -                -        33,596
  Net realized gain (loss) from sales of investments                (410,657)         (427,603)        (945,501)      (17,273)
                                                              ---------------    --------------   --------------    ----------
    Net realized gain (loss)                                        (395,260)         (427,603)        (945,501)       16,323
  Net unrealized gain (loss)                                      (1,589,611)         (315,211)         205,973       (61,670)
                                                              ---------------    --------------   --------------    ----------
    Net realized and unrealized gain (loss)                       (1,984,871)         (742,814)        (739,528)      (45,347)
                                                              ---------------    --------------   --------------    ----------
    Net increase (decrease) in net assets from operations       $ (2,088,169)       $ (754,058)      $ (785,008)    $ (51,543)
                                                              ===============    ==============   ==============    ==========
                                                                 PIONEER           SVS
                                                               REAL ESTATE        DREMAN         SCUDDER         T. ROWE PRICE
                                                               GROWTH VCT        FINANCIAL      TECHNOLOGY        INTERNATIONAL
                                                               CLASS II*        SERVICES (a)    GROWTH (a)            STOCK
                                                              -------------     ------------   -------------     ---------------
INVESTMENT INCOME:
  Dividends                                                       $ 64,985         $ 22,782         $ 5,392         $ 1,610,804
                                                              -------------     ------------   -------------     ---------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                   11,205           41,557          56,798           1,002,418
  Administrative expense fees                                        1,345            4,987           6,816             120,290
                                                              -------------     ------------   -------------     ---------------
    Total expenses                                                  12,550           46,544          63,614           1,122,708
                                                              -------------     ------------   -------------     ---------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                      329            6,044           6,653              10,177
  Administrative expense fees                                           41              755             832               1,272
                                                              -------------     ------------   -------------     ---------------
    Total expenses                                                     370            6,799           7,485              11,449
                                                              -------------     ------------   -------------     ---------------
           Total expenses                                           12,920           53,343          71,099           1,134,157
                                                              -------------     ------------   -------------     ---------------
    Net investment income (loss)                                    52,065          (30,561)        (65,707)            476,647
                                                              -------------     ------------   -------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -            8,762               -                   -
  Net realized gain (loss) from sales of investments                (2,412)         (44,215)     (1,650,921)        (26,733,887)
                                                              -------------     ------------   -------------     ---------------
    Net realized gain (loss)                                        (2,412)         (35,453)     (1,650,921)        (26,733,887)
  Net unrealized gain (loss)                                        38,788           12,232        (352,354)          6,026,364
                                                              -------------     ------------   -------------     ---------------
    Net realized and unrealized gain (loss)                         36,376          (23,221)     (2,003,275)        (20,707,523)
                                                              -------------     ------------   -------------     ---------------
    Net increase (decrease) in net assets from operations         $ 88,441        $ (53,782)   $ (2,068,982)       $(20,230,876)
                                                              =============     ============   =============     ===============

* For the period 5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         AIT
                                                                                    EQUITY INDEX
                                                                           YEAR ENDED           PERIOD FROM
                                                                            12/31/01       10/6/00* TO 12/31/00
                                                                         --------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (14,026)    $                748
    Net realized gain (loss)                                                  (287,066)                      (3)
    Net unrealized gain (loss)                                                (490,260)                 (27,474)
                                                                         --------------   ----------------------
    Net increase (decrease) in net assets from operations                     (791,352)                 (26,729)
                                                                         --------------   ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    9,808,215                  860,467
    Withdrawals                                                               (371,420)                  (5,254)
    Contract benefits                                                         (169,797)                       -
    Contract charges                                                           (11,879)                    (168)
    Transfers between sub-accounts (including fixed account), net            4,201,967                        -
    Other transfers from (to) the General Account                            2,246,157                  266,862
    Net increase (decrease) in investment by Sponsor                            (1,926)                   2,069
                                                                         --------------   ----------------------
    Net increase (decrease) in net assets from contract transactions        15,701,317                1,123,976
                                                                         --------------   ----------------------
    Net increase (decrease) in net assets                                   14,909,965                1,097,247

NET ASSETS:
  Beginning of year                                                          1,097,247                        -
                                                                         --------------   ----------------------
  End of year                                                             $ 16,007,212     $          1,097,247
                                                                         ==============   ======================


                                                                                       AIT
                                                                                   MONEY MARKET
                                                                              YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                               2001            2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $   5,552,334    $   7,550,317
    Net realized gain (loss)                                                          -                -
    Net unrealized gain (loss)                                                        -                -
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                     5,552,334        7,550,317
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   114,966,200       95,578,569
    Withdrawals                                                             (80,093,802)     (40,554,043)
    Contract benefits                                                        (6,717,217)      (5,084,019)
    Contract charges                                                           (158,930)         (60,264)
    Transfers between sub-accounts (including fixed account), net            25,742,593      (14,206,017)
    Other transfers from (to) the General Account                            (1,455,337)     (25,130,403)
    Net increase (decrease) in investment by Sponsor                             (2,044)           2,000
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions         52,281,463       10,545,823
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                    57,833,797       18,096,140

NET ASSETS:
  Beginning of year                                                         179,705,413      161,609,273
                                                                         ---------------  ---------------
  End of year                                                             $ 237,539,210    $ 179,705,413
                                                                         ===============  ===============


                                                                                   AIT SELECT
                                                                                AGGRESSIVE GROWTH
                                                                              YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                               2001            2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $  (2,823,570)   $  (4,459,152)
    Net realized gain (loss)                                                (24,395,593)      78,124,152
    Net unrealized gain (loss)                                              (31,511,467)    (160,129,082)
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                   (58,730,630)     (86,464,082)
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    10,851,832       50,710,109
    Withdrawals                                                             (20,289,967)     (28,563,756)
    Contract benefits                                                        (3,579,659)      (2,517,960)
    Contract charges                                                           (149,698)        (138,507)
    Transfers between sub-accounts (including fixed account), net           (17,927,028)       8,227,636
    Other transfers from (to) the General Account                             2,244,040        8,284,461
    Net increase (decrease) in investment by Sponsor                             (1,829)           2,000
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions        (28,852,309)      36,003,983
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                   (87,582,939)     (50,460,099)

NET ASSETS:
  Beginning of year                                                         256,715,369      307,175,468
                                                                         ---------------  ---------------
  End of year                                                             $ 169,132,430    $ 256,715,369
                                                                         ===============  ===============


                                                                                    AIT SELECT
                                                                               CAPITAL APPRECIATION
                                                                              YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                              2001              2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $  (2,253,129)   $  (2,381,049)
    Net realized gain (loss)                                                 12,330,610       15,470,817
    Net unrealized gain (loss)                                              (16,870,771)      (5,464,280)
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                    (6,793,290)       7,625,488
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    11,012,729       37,566,689
    Withdrawals                                                             (12,262,301)     (13,075,787)
    Contract benefits                                                        (3,558,784)      (2,240,307)
    Contract charges                                                           (114,604)         (73,143)
    Transfers between sub-accounts (including fixed account), net           (16,161,623)         255,714
    Other transfers from (to) the General Account                              (846,920)       6,790,723
    Net increase (decrease) in investment by Sponsor                             (2,108)           2,000
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions        (21,933,611)      29,225,889
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                   (28,726,901)      36,851,377

NET ASSETS:
  Beginning of year                                                         182,950,461      146,099,084
                                                                         ---------------  ---------------
  End of year                                                             $ 154,223,560    $ 182,950,461
                                                                         ===============  ===============


                                                                                   AIT SELECT
                                                                                EMERGING MARKETS
                                                                             YEAR ENDED DECEMBER 31,
                                                                         ------------------------------
                                                                              2001            2000
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $   (291,586)   $   (309,561)
    Net realized gain (loss)                                                (5,071,198)     (1,491,741)
    Net unrealized gain (loss)                                               3,220,166      (9,800,228)
                                                                         --------------  --------------
    Net increase (decrease) in net assets from operations                   (2,142,618)    (11,601,530)
                                                                         --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    3,955,952      12,163,638
    Withdrawals                                                             (1,264,681)     (2,131,916)
    Contract benefits                                                         (447,310)       (223,807)
    Contract charges                                                           (22,665)        (16,087)
    Transfers between sub-accounts (including fixed account), net           (1,317,883)      2,818,599
    Other transfers from (to) the General Account                              145,045       2,010,397
    Net increase (decrease) in investment by Sponsor                            (1,869)          2,000
                                                                         --------------  --------------
    Net increase (decrease) in net assets from contract transactions         1,046,589      14,622,824
                                                                         --------------  --------------
    Net increase (decrease) in net assets                                   (1,096,029)      3,021,294

NET ASSETS:
  Beginning of year                                                         21,411,395      18,390,101
                                                                         --------------  --------------
  End of year                                                             $ 20,315,366    $ 21,411,395
                                                                         ==============  ==============


                                                                                        AIT
                                                                                   SELECT GROWTH
                                                                              YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------
                                                                               2001             2000
                                                                         ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $  (4,120,755)   $  (6,476,958)
    Net realized gain (loss)                                                  6,477,730       75,550,949
    Net unrealized gain (loss)                                             (100,066,359)    (161,000,263)
                                                                         ---------------  ----------------
    Net increase (decrease) in net assets from operations                   (97,709,384)     (91,926,272)
                                                                         ---------------  ----------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    12,207,744       33,315,912
    Withdrawals                                                             (28,711,221)     (38,521,559)
    Contract benefits                                                        (6,579,885)      (5,573,255)
    Contract charges                                                           (134,904)        (135,640)
    Transfers between sub-accounts (including fixed account), net           (26,262,455)       5,956,343
    Other transfers from (to) the General Account                            (2,481,598)       9,655,319
    Net increase (decrease) in investment by Sponsor                             (1,738)           2,000
                                                                         ---------------  ----------------
    Net increase (decrease) in net assets from contract transactions        (51,964,057)       4,699,120
                                                                         ---------------  ----------------
    Net increase (decrease) in net assets                                  (149,673,441)     (87,227,152)

NET ASSETS:
  Beginning of year                                                         391,981,934      479,209,086
                                                                         ---------------  ----------------
  End of year                                                             $ 242,308,493    $ 391,981,934
                                                                         ===============  ================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.

                                                                                                          AIT
                                                                                               SELECT GROWTH AND INCOME
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                           --------------------------------
                                                                                                 2001            2000
                                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $  (2,719,426)   $  (2,632,245)
    Net realized gain (loss)                                                                  (11,661,994)      66,908,386
    Net unrealized gain (loss)                                                                (32,868,897)    (112,914,716)
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                                     (47,250,317)     (48,638,575)
                                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                      19,753,410       58,756,567
    Withdrawals                                                                               (30,895,518)     (33,381,767)
    Contract benefits                                                                          (8,248,147)      (5,258,530)
    Contract charges                                                                             (195,392)        (144,082)
    Transfers between sub-accounts (including fixed account), net                             (24,646,952)         180,984
    Other transfers from (to) the General Account                                               2,832,741       14,774,477
    Net increase (decrease) in investment by Sponsor                                               (1,944)           2,000
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions                          (41,401,802)      34,929,649
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                                     (88,652,119)     (13,708,926)

NET ASSETS:
  Beginning of year                                                                           362,918,624      376,627,550
                                                                                           ---------------  ---------------
  End of year                                                                               $ 274,266,505    $ 362,918,624
                                                                                           ===============  ===============


                                                                                                      AIT SELECT
                                                                                                 INTERNATIONAL EQUITY
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                           --------------------------------
                                                                                                2001             2000
                                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $     213,502    $  (2,234,121)
    Net realized gain (loss)                                                                  (40,893,459)      33,047,125
    Net unrealized gain (loss)                                                                 (5,886,869)     (51,404,667)
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                                     (46,566,826)     (20,591,663)
                                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                      19,922,666       40,082,007
    Withdrawals                                                                               (18,008,606)     (18,860,651)
    Contract benefits                                                                          (4,007,719)      (2,544,795)
    Contract charges                                                                             (121,406)         (92,961)
    Transfers between sub-accounts (including fixed account), net                             (21,702,014)      (2,704,798)
    Other transfers from (to) the General Account                                              (2,080,228)       6,809,432
    Net increase (decrease) in investment by Sponsor                                               (1,870)           2,000
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions                          (25,999,177)      22,690,234
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                                     (72,566,003)       2,098,571

NET ASSETS:
  Beginning of year                                                                           230,843,265      228,744,694
                                                                                           ---------------  ---------------
  End of year                                                                               $ 158,277,262    $ 230,843,265
                                                                                           ===============  ===============


                                                                                                      AIT SELECT
                                                                                              INVESTMENT GRADE INCOME (c)
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                           --------------------------------
                                                                                                2001             2000
                                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $   8,283,049    $   8,229,132
    Net realized gain (loss)                                                                       66,517         (688,267)
    Net unrealized gain (loss)                                                                  2,758,954        5,900,383
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                                      11,108,520       13,441,248
                                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                      41,698,714       31,550,312
    Withdrawals                                                                               (17,993,327)     (15,536,337)
    Contract benefits                                                                          (4,228,792)      (2,778,035)
    Contract charges                                                                             (131,755)         (64,780)
    Transfers between sub-accounts (including fixed account), net                               7,165,569       (9,967,216)
    Other transfers from (to) the General Account                                               2,755,383        2,038,406
    Net increase (decrease) in investment by Sponsor                                               (2,085)           2,000
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions                           29,263,707        5,244,350
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                                      40,372,227       18,685,598

NET ASSETS:
  Beginning of year                                                                           166,659,869      147,974,271
                                                                                           ---------------  ---------------
  End of year                                                                               $ 207,032,096    $ 166,659,869
                                                                                           ===============  ===============


                                                                                                     AIT SELECT
                                                                                                  STRATEGIC GROWTH
                                                                                               YEAR ENDED DECEMBER 31,
                                                                                           --------------------------------
                                                                                                2001             2000
                                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $    (297,092)   $    (360,931)
    Net realized gain (loss)                                                                   (2,843,210)         840,035
    Net unrealized gain (loss)                                                                 (4,801,518)     (13,611,759)
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                                      (7,941,820)     (13,132,655)
                                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                       4,565,133       12,517,412
    Withdrawals                                                                                (1,285,292)      (1,631,730)
    Contract benefits                                                                            (602,646)        (359,023)
    Contract charges                                                                              (21,731)         (17,432)
    Transfers between sub-accounts (including fixed account), net                                 560,683        4,866,929
    Other transfers from (to) the General Account                                               1,570,948        2,962,728
    Net increase (decrease) in investment by Sponsor                                               (1,672)           2,000
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions                            4,785,423       18,340,884
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                                      (3,156,397)       5,208,229

NET ASSETS:
  Beginning of year                                                                            24,741,505       19,533,276
                                                                                           ---------------  ---------------
  End of year                                                                               $  21,585,108    $  24,741,505
                                                                                           ===============  ===============



                                                                                                         AIT SELECT
                                                                                                      STRATEGIC INCOME
                                                                                              YEAR ENDED         PERIOD FROM
                                                                                               12/31/01      10/6/00* TO 12/31/00
                                                                                           ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $     177,027    $             10,203
    Net realized gain (loss)                                                                      283,116                     383
    Net unrealized gain (loss)                                                                   (401,879)                  2,914
                                                                                           ---------------  ----------------------
    Net increase (decrease) in net assets from operations                                          58,264                  13,500
                                                                                           ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                       8,367,813                 584,870
    Withdrawals                                                                                  (301,774)                 (4,235)
    Contract benefits                                                                             (54,468)                      -
    Contract charges                                                                               (7,568)                   (106)
    Transfers between sub-accounts (including fixed account), net                               7,304,501                       -
    Other transfers from (to) the General Account                                               1,760,489                 152,038
    Net increase (decrease) in investment by Sponsor                                               (2,093)                  1,933
                                                                                           ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions                           17,066,900                 734,500
                                                                                           ---------------  ----------------------
    Net increase (decrease) in net assets                                                      17,125,164                 748,000

NET ASSETS:
  Beginning of year                                                                               748,000                       -
                                                                                           ---------------  ----------------------
  End of year                                                                               $  17,873,164    $            748,000
                                                                                           ===============  ======================


                                                                                                     AIT SELECT
                                                                                                  VALUE OPPORTUNITY
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                           --------------------------------
                                                                                                 2001             2000
                                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $    (870,235)   $    (677,817)
    Net realized gain (loss)                                                                   14,102,380        2,606,571
    Net unrealized gain (loss)                                                                 (2,104,084)      15,629,593
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                                      11,128,061       17,558,347
                                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                      18,931,741       25,251,760
    Withdrawals                                                                                (7,208,452)      (3,401,881)
    Contract benefits                                                                          (2,775,570)        (580,201)
    Contract charges                                                                             (102,316)         (34,171)
    Transfers between sub-accounts (including fixed account), net                               9,405,367        7,624,022
    Other transfers from (to) the General Account                                                 409,458        6,997,486
    Net increase (decrease) in investment by Sponsor                                               (2,433)           2,000
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions                           18,657,795       35,859,015
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                                      29,785,856       53,417,362

NET ASSETS:
  Beginning of year                                                                            94,148,915       40,731,553
                                                                                           ---------------  ---------------
  End of year                                                                               $ 123,934,771    $  94,148,915
                                                                                           ===============  ===============

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.


                                                                                   AIM V.I. AGGRESSIVE
                                                                                         GROWTH
                                                                           YEAR ENDED          PERIOD FROM
                                                                            12/31/01       10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (84,095)   $             (3,173)
    Net realized gain (loss)                                                 (1,111,491)                (13,295)
    Net unrealized gain (loss)                                                   36,922                 (69,294)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (1,158,664)                (85,762)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     4,824,891               1,672,882
    Withdrawals                                                                (872,774)                 (7,560)
    Contract benefits                                                          (133,425)                      -
    Contract charges                                                             (9,992)                   (481)
    Transfers between sub-accounts (including fixed account), net             3,040,488                       -
    Other transfers from (to) the General Account                             1,111,188               1,096,388
    Net increase (decrease) in investment by Sponsor                             (1,702)                  2,155
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          7,958,674               2,763,384
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     6,800,010               2,677,622

NET ASSETS:
  Beginning of year                                                           2,677,622                       -
                                                                         ---------------  ----------------------
  End of year                                                             $   9,477,632    $          2,677,622
                                                                         ===============  ======================



                                                                                           AIM
                                                                                      V.I. BLUE CHIP
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (123,810)   $             (3,063)
    Net realized gain (loss)                                                   (618,240)                   (764)
    Net unrealized gain (loss)                                               (1,151,126)                (87,016)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (1,893,176)                (90,843)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    10,015,393               1,758,859
    Withdrawals                                                                (399,523)                 (3,953)
    Contract benefits                                                           (92,778)                      -
    Contract charges                                                            (16,021)                   (374)
    Transfers between sub-accounts (including fixed account), net             1,982,345                       -
    Other transfers from (to) the General Account                             2,531,249                 750,751
    Net increase (decrease) in investment by Sponsor                             (1,781)                  2,099
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         14,018,884               2,507,382
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    12,125,708               2,416,539

NET ASSETS:
  Beginning of year                                                           2,416,539                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  14,542,247    $          2,416,539
                                                                         ===============  ======================




                                                                                    AIM V.I. VALUE
                                                                           YEAR ENDED         PERIOD FROM
                                                                            12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (142,896)   $               (857)
    Net realized gain (loss)                                                   (176,233)                (25,415)
    Net unrealized gain (loss)                                                 (813,715)                 (7,046)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (1,132,845)                (33,318)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    13,959,685               2,087,831
    Withdrawals                                                                (650,775)                 (9,942)
    Contract benefits                                                          (261,957)                      -
    Contract charges                                                            (18,903)                   (205)
    Transfers between sub-accounts (including fixed account), net             5,890,528                       -
    Other transfers from (to) the General Account                             3,854,115                 213,414
    Net increase (decrease) in investment by Sponsor                             (1,951)                  2,099
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         22,770,742               2,293,197
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    21,637,897               2,259,879

NET ASSETS:
  Beginning of year                                                           2,259,879                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  23,897,776    $          2,259,879
                                                                         ===============  ======================


                                                                                ALLIANCE PREMIER
                                                                                     GROWTH
                                                                             YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                             2001              2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (640,731)   $    (488,967)
    Net realized gain (loss)                                                   (228,300)         971,536
    Net unrealized gain (loss)                                               (8,812,245)     (10,234,075)
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                    (9,681,276)      (9,751,506)
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    14,882,352       49,789,132
    Withdrawals                                                              (2,007,213)      (1,788,137)
    Contract benefits                                                          (949,966)        (355,977)
    Contract charges                                                           (112,884)         (88,206)
    Transfers between sub-accounts (including fixed account), net              (508,594)               -
    Other transfers from (to) the General Account                            (1,715,685)       3,924,691
    Net increase (decrease) in investment by Sponsor                                  -                -
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions          9,588,010       51,481,503
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                       (93,266)      41,729,997

NET ASSETS:
  Beginning of year                                                          48,296,183        6,566,186
                                                                         ---------------  ---------------
  End of year                                                             $  48,202,917    $  48,296,183
                                                                         ===============  ===============


                                                                                       ALLIANCE
                                                                                  GROWTH AND INCOME
                                                                                        CLASS B
                                                                           YEAR ENDED         PERIOD FROM
                                                                            12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (239,485)   $             (4,326)
    Net realized gain (loss)                                                    620,405                      (7)
    Net unrealized gain (loss)                                                 (938,156)                117,774
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (557,236)                113,441
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    29,286,998               2,485,652
    Withdrawals                                                              (1,035,409)                 (3,664)
    Contract benefits                                                          (311,897)                      -
    Contract charges                                                            (37,139)                   (670)
    Transfers between sub-accounts (including fixed account), net            18,368,042                       -
    Other transfers from (to) the General Account                             8,278,571               1,000,702
    Net increase (decrease) in investment by Sponsor                             (2,292)                  1,978
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         54,546,874               3,483,998
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    53,989,638               3,597,439

NET ASSETS:
  Beginning of year                                                           3,597,439                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  57,587,077    $          3,597,439
                                                                         ===============  ======================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.

                                                                                          ALLIANCE
                                                                                       PREMIER GROWTH
                                                                                          CLASS B
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (65,158)   $                (10)
    Net realized gain (loss)                                                    (48,143)                      -
    Net unrealized gain (loss)                                                 (453,243)                   (678)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (566,544)                   (688)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     5,324,720                  17,660
    Withdrawals                                                                (297,741)                      -
    Contract benefits                                                           (58,755)                      -
    Contract charges                                                             (4,545)                      -
    Transfers between sub-accounts (including fixed account), net             6,023,973                       -
    Other transfers from (to) the General Account                               410,283                       1
    Net increase (decrease) in investment by Sponsor                             (1,965)                  2,000
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         11,395,970                  19,661
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    10,829,426                  18,973

NET ASSETS:
  Beginning of year                                                              18,973                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  10,848,399    $             18,973
                                                                         ===============  ======================



                                                                                    DEUTSCHE VIT EAFE
                                                                                      EQUITY INDEX
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (23,610)   $             (1,334)
    Net realized gain (loss)                                                    512,135                  (8,920)
    Net unrealized gain (loss)                                                  (20,555)                 23,119
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                       467,970                  12,865
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       830,432                  81,139
    Withdrawals                                                                 (93,769)                 (2,861)
    Contract benefits                                                                 -                       -
    Contract charges                                                             (1,012)                    (26)
    Transfers between sub-accounts (including fixed account), net             2,624,382                       -
    Other transfers from (to) the General Account                            (2,925,188)                802,845
    Net increase (decrease) in investment by Sponsor                                  -                   2,070
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions            434,845                 883,167
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                       902,815                 896,032

NET ASSETS:
  Beginning of year                                                             896,032                       -
                                                                         ---------------  ----------------------
  End of year                                                             $   1,798,847    $            896,032
                                                                         ===============  ======================



                                                                                     DEUTSCHE VIT
                                                                                       SMALL CAP
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $       8,402    $               (547)
    Net realized gain (loss)                                                     62,352                 (11,189)
    Net unrealized gain (loss)                                                    2,769                  (1,432)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                        73,523                 (13,168)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     2,606,408                  76,469
    Withdrawals                                                                 (32,545)                      -
    Contract benefits                                                           (18,916)                      -
    Contract charges                                                               (867)                    (13)
    Transfers between sub-accounts (including fixed account), net               258,945                       -
    Other transfers from (to) the General Account                             1,036,501                  19,862
    Net increase (decrease) in investment by Sponsor                             (4,007)                  4,000
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          3,845,519                 100,318
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     3,919,042                  87,150

NET ASSETS:
  Beginning of year                                                              87,150                       -
                                                                         ---------------  ----------------------
  End of year                                                             $   4,006,192    $             87,150
                                                                         ===============  ======================


                                                                              EATON VANCE             EATON VANCE
                                                                              VT FLOATING            VT WORLDWIDE
                                                                              RATE-INCOME           HEALTH SCIENCES
                                                                              PERIOD FROM             PERIOD FROM
                                                                          5/1/01* TO 12/31/01     5/1/01* TO 12/31/01
                                                                         ----------------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $               (610)   $            (18,129)
    Net realized gain (loss)                                                                 -                   4,507
    Net unrealized gain (loss)                                                               -                 466,307
                                                                         ----------------------  ----------------------
    Net increase (decrease) in net assets from operations                                 (610)                452,685
                                                                         ----------------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                            7,849,346               4,765,938
    Withdrawals                                                                       (587,167)                (43,568)
    Contract benefits                                                                        -                       -
    Contract charges                                                                    (3,657)                 (1,984)
    Transfers between sub-accounts (including fixed account), net                    1,984,878               1,574,459
    Other transfers from (to) the General Account                                     (100,755)                389,878
    Net increase (decrease) in investment by Sponsor                                       (13)                   (219)
                                                                         ----------------------  ----------------------
    Net increase (decrease) in net assets from contract transactions                 9,142,632               6,684,504
                                                                         ----------------------  ----------------------
    Net increase (decrease) in net assets                                            9,142,022               7,137,189

NET ASSETS:
  Beginning of year                                                                          -                       -
                                                                         ----------------------  ----------------------
  End of year                                                             $          9,142,022    $          7,137,189
                                                                         ======================  ======================



                                                                           FIDELITY VIP EQUITY-INCOME
                                                                             YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                               2001            2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     835,567    $     502,351
    Net realized gain (loss)                                                 11,309,234       15,178,503
    Net unrealized gain (loss)                                              (28,738,538)       1,171,838
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                   (16,593,737)      16,852,692
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    24,042,406       42,318,526
    Withdrawals                                                             (19,163,797)     (17,635,182)
    Contract benefits                                                        (7,978,840)      (4,178,769)
    Contract charges                                                           (157,626)         (90,954)
    Transfers between sub-accounts (including fixed account), net            (7,095,817)     (12,267,584)
    Other transfers from (to) the General Account                             4,343,900        8,721,543
    Net increase (decrease) in investment by Sponsor                                  -                -
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions         (6,009,774)      16,867,580
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                   (22,603,511)      33,720,272

NET ASSETS:
  Beginning of year                                                         256,933,070      223,212,798
                                                                         ---------------  ---------------
  End of year                                                             $ 234,329,559    $ 256,933,070
                                                                         ===============  ===============

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.


                                                                                FIDELITY VIP GROWTH
                                                                              YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                               2001            2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $  (3,264,977)   $  (4,316,729)
    Net realized gain (loss)                                                  9,421,782       34,962,376
    Net unrealized gain (loss)                                              (64,005,977)     (75,694,842)
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                   (57,849,172)     (45,049,195)
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    17,316,833       76,855,476
    Withdrawals                                                             (18,194,671)     (28,419,441)
    Contract benefits                                                        (6,463,303)      (4,558,251)
    Contract charges                                                           (193,892)        (155,917)
    Transfers between sub-accounts (including fixed account), net           (24,977,726)      13,397,110
    Other transfers from (to) the General Account                            (4,412,472)      13,815,152
    Net increase (decrease) in investment by Sponsor                                  -                -
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions        (36,925,231)      70,934,129
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                   (94,774,403)      25,884,934

NET ASSETS:
  Beginning of year                                                         311,470,309      285,585,375
                                                                         ---------------  ---------------
  End of year                                                             $ 216,695,906    $ 311,470,309
                                                                         ===============  ===============



                                                                             FIDELITY VIP HIGH INCOME
                                                                              YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                              2001             2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $  12,183,366    $   6,683,543
    Net realized gain (loss)                                                (28,960,065)      (3,654,859)
    Net unrealized gain (loss)                                                2,264,574      (34,768,594)
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                   (14,512,125)     (31,739,910)
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    15,838,256       25,861,832
    Withdrawals                                                              (8,846,557)      (9,515,829)
    Contract benefits                                                        (2,937,580)      (2,780,482)
    Contract charges                                                            (75,032)         (46,735)
    Transfers between sub-accounts (including fixed account), net               907,535       (3,746,814)
    Other transfers from (to) the General Account                              (353,877)       5,433,534
    Net increase (decrease) in investment by Sponsor                                  -                -
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions          4,532,745       15,205,506
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                    (9,979,380)     (16,534,404)

NET ASSETS:
  Beginning of year                                                         109,277,014      125,811,418
                                                                         ---------------  ---------------
  End of year                                                             $  99,297,634    $ 109,277,014
                                                                         ===============  ===============


                                                                                      FIDELITY VIP
                                                                                      EQUITY-INCOME
                                                                                     SERVICE CLASS 2
                                                                           YEAR ENDED           PERIOD FROM
                                                                            12/31/01       11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (19,502)   $                  (9)
    Net realized gain (loss)                                                    (38,171)                       -
    Net unrealized gain (loss)                                                   (1,591)                     173
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                       (59,264)                     164
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     4,444,554                   25,420
    Withdrawals                                                                 (90,707)                       -
    Contract benefits                                                           (43,033)                       -
    Contract charges                                                             (2,921)                       -
    Transfers between sub-accounts (including fixed account), net               296,859                        -
    Other transfers from (to) the General Account                               374,345                        -
    Net increase (decrease) in investment by Sponsor                             (2,141)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          4,976,956                   27,420
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     4,917,692                   27,584

NET ASSETS:
  Beginning of year                                                              27,584                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   4,945,276    $              27,584
                                                                         ===============  =======================



                                                                                   FIDELITY VIP GROWTH
                                                                                     SERVICE CLASS 2
                                                                            YEAR ENDED          PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (26,512)   $                  (9)
    Net realized gain (loss)                                                    (44,592)                       -
    Net unrealized gain (loss)                                                 (185,949)                    (454)
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                      (257,053)                    (463)
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     3,610,629                    8,220
    Withdrawals                                                                 (57,623)                       -
    Contract benefits                                                           (91,364)                       -
    Contract charges                                                             (3,752)                       -
    Transfers between sub-accounts (including fixed account), net               114,348                        -
    Other transfers from (to) the General Account                               203,073                        -
    Net increase (decrease) in investment by Sponsor                             (1,842)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          3,773,469                   10,220
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     3,516,416                    9,757

NET ASSETS:
  Beginning of year                                                               9,757                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   3,526,173    $               9,757
                                                                         ===============  =======================



                                                                                FIDELITY VIP HIGH INCOME
                                                                                    SERVICE CLASS 2
                                                                            YEAR ENDED          PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $       1,896    $                 (11)
    Net realized gain (loss)                                                    (35,129)                       -
    Net unrealized gain (loss)                                                 (168,826)                     200
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                      (202,059)                     189
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     2,192,572                   11,600
    Withdrawals                                                                 (62,503)                       -
    Contract benefits                                                           (27,609)                       -
    Contract charges                                                             (2,047)                       -
    Transfers between sub-accounts (including fixed account), net               616,281                        -
    Other transfers from (to) the General Account                                 3,704                        -
    Net increase (decrease) in investment by Sponsor                             (1,870)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          2,718,528                   13,600
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     2,516,469                   13,789

NET ASSETS:
  Beginning of year                                                              13,789                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   2,530,258    $              13,789
                                                                         ===============  =======================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.


                                                                                    FIDELITY VIP II
                                                                                      CONTRAFUND
                                                                            YEAR ENDED          PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (66,889)   $             (4,043)
    Net realized gain (loss)                                                   (199,985)                (18,779)
    Net unrealized gain (loss)                                                 (123,136)                108,056
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (390,010)                 85,234
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     9,737,305                 977,794
    Withdrawals                                                                (276,265)                (15,876)
    Contract benefits                                                           (22,591)                      -
    Contract charges                                                             (8,992)                   (141)
    Transfers between sub-accounts (including fixed account), net             2,585,378                       -
    Other transfers from (to) the General Account                            (1,998,592)              3,307,941
    Net increase (decrease) in investment by Sponsor                                  -                      73
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         10,016,243               4,269,791
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     9,626,233               4,355,025

NET ASSETS:
  Beginning of year                                                           4,355,025                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  13,981,258    $          4,355,025
                                                                         ===============  ======================



                                                                               FIDELITY VIP II CONTRAFUND
                                                                                     SERVICE CLASS 2
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $      (8,668)   $                  (7)
    Net realized gain (loss)                                                     (5,190)                       -
    Net unrealized gain (loss)                                                    2,220                       (1)
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                       (11,638)                      (8)
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     1,716,736                   17,000
    Withdrawals                                                                 (13,551)                       -
    Contract benefits                                                           (20,267)                       -
    Contract charges                                                             (1,236)                       -
    Transfers between sub-accounts (including fixed account), net               135,200                        -
    Other transfers from (to) the General Account                               136,141                        1
    Net increase (decrease) in investment by Sponsor                             (1,877)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          1,951,146                   19,001
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     1,939,508                   18,993

NET ASSETS:
  Beginning of year                                                              18,993                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   1,958,501    $              18,993
                                                                         ===============  =======================



                                                                                  FIDELITY VIP III GROWTH
                                                                                         & INCOME
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (31,581)   $             (1,357)
    Net realized gain (loss)                                                   (287,887)                 35,760
    Net unrealized gain (loss)                                                   10,278                  (7,890)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (309,190)                 26,513
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     5,397,911               1,286,268
    Withdrawals                                                                (327,815)                 (4,768)
    Contract benefits                                                          (123,244)                      -
    Contract charges                                                             (8,250)                   (113)
    Transfers between sub-accounts (including fixed account), net             5,438,700                       -
    Other transfers from (to) the General Account                             1,067,402                 141,281
    Net increase (decrease) in investment by Sponsor                                  -                       7
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         11,444,704               1,422,675
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    11,135,514               1,449,188

NET ASSETS:
  Beginning of year                                                           1,449,188                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  12,584,702    $          1,449,188
                                                                         ===============  ======================




                                                                                 FIDELITY VIP III MID CAP
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (138,453)   $              7,889
    Net realized gain (loss)                                                   (113,553)                 82,327
    Net unrealized gain (loss)                                                  650,821                  73,520
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                       398,815                 163,736
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    11,465,934               1,120,867
    Withdrawals                                                                (564,457)                (11,863)
    Contract benefits                                                           (71,445)                      -
    Contract charges                                                            (14,511)                   (301)
    Transfers between sub-accounts (including fixed account), net             5,581,925                       -
    Other transfers from (to) the General Account                              (516,702)              1,774,209
    Net increase (decrease) in investment by Sponsor                                  -                     (16)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         15,880,744               2,882,896
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    16,279,559               3,046,632

NET ASSETS:
  Beginning of year                                                           3,046,632                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  19,326,191    $          3,046,632
                                                                         ===============  ======================


                                                                                     FIDELITY VIP III
                                                                                     GROWTH & INCOME
                                                                                     SERVICE CLASS 2
                                                                            YEAR ENDED           PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $      (7,583)   $                  (3)
    Net realized gain (loss)                                                        761                        -
    Net unrealized gain (loss)                                                    4,752                       (7)
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                        (2,070)                     (10)
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       998,943                   12,000
    Withdrawals                                                                 (21,714)                       -
    Contract benefits                                                                 -                        -
    Contract charges                                                               (908)                       -
    Transfers between sub-accounts (including fixed account), net               153,633                        -
    Other transfers from (to) the General Account                               315,586                        -
    Net increase (decrease) in investment by Sponsor                             (1,928)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          1,443,612                   14,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     1,441,542                   13,990

NET ASSETS:
  Beginning of year                                                              13,990                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   1,455,532    $              13,990
                                                                         ===============  =======================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.


                                                                                   FIDELITY VIP III MID CAP
                                                                                       SERVICE CLASS 2
                                                                            YEAR ENDED          PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (14,388)   $                  27
    Net realized gain (loss)                                                     (9,915)                       -
    Net unrealized gain (loss)                                                   97,326                      414
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                        73,023                      441
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     1,845,066                   10,000
    Withdrawals                                                                 (31,591)                       -
    Contract benefits                                                           (25,607)                       -
    Contract charges                                                             (2,175)                       -
    Transfers between sub-accounts (including fixed account), net               206,371                        -
    Other transfers from (to) the General Account                               241,165                        -
    Net increase (decrease) in investment by Sponsor                             (2,018)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          2,231,211                   12,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     2,304,234                   12,441

NET ASSETS:
  Beginning of year                                                              12,441                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   2,316,675    $              12,441
                                                                         ===============  =======================


                                                                                         FT VIP
                                                                                    FRANKLIN SMALL CAP
                                                                                         CLASS 2
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (50,813)   $             (1,655)
    Net realized gain (loss)                                                   (575,927)                (67,852)
    Net unrealized gain (loss)                                                  433,003                 (20,621)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (193,737)                (90,128)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     6,762,621                 645,922
    Withdrawals                                                                (112,115)                 (4,516)
    Contract benefits                                                          (141,581)                      -
    Contract charges                                                             (6,521)                   (115)
    Transfers between sub-accounts (including fixed account), net             1,255,568                       -
    Other transfers from (to) the General Account                             1,971,743                 358,134
    Net increase (decrease) in investment by Sponsor                             (1,824)                  2,217
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          9,727,891               1,001,642
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     9,534,154                 911,514

NET ASSETS:
  Beginning of year                                                             911,514                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  10,445,668    $            911,514
                                                                         ===============  ======================


                                                                                         FT VIP
                                                                               MUTUAL SHARES SECURITIES
                                                                                        CLASS 2
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (23,625)   $             (2,450)
    Net realized gain (loss)                                                    (33,006)                (38,565)
    Net unrealized gain (loss)                                                   57,039                  46,096
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                           408                   5,081
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    11,432,654                 273,351
    Withdrawals                                                                (824,931)                 (8,197)
    Contract benefits                                                          (221,855)                      -
    Contract charges                                                            (15,651)                   (215)
    Transfers between sub-accounts (including fixed account), net            12,192,770                       -
    Other transfers from (to) the General Account                             3,819,062                 951,872
    Net increase (decrease) in investment by Sponsor                             (2,341)                  1,929
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         26,379,708               1,218,740
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    26,380,116               1,223,821

NET ASSETS:
  Beginning of year                                                           1,223,821                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  27,603,937    $          1,223,821
                                                                         ===============  ======================


                                                                                        FT VIP TEMPLETON
                                                                                    PACIFIC GROWTH SECURITIES
                                                                                              CLASS 2
                                                                                PERIOD FROM            PERIOD FROM
                                                                           1/1/01 TO 2/28/01(b)    10/6/00* TO 12/31/00
                                                                         -----------------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $                (506)   $               (948)
    Net realized gain (loss)                                                             31,440                  57,715
    Net unrealized gain (loss)                                                             (394)                    394
                                                                         -----------------------  ----------------------
    Net increase (decrease) in net assets from operations                                30,540                  57,161
                                                                         -----------------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                41,419                 105,852
    Withdrawals                                                                             (10)                    (29)
    Contract benefits                                                                         -                       -
    Contract charges                                                                        (20)                     (4)
    Transfers between sub-accounts (including fixed account), net                             -                       -
    Other transfers from (to) the General Account                                      (178,333)                (56,770)
    Net increase (decrease) in investment by Sponsor                                     (3,806)                  4,000
                                                                         -----------------------  ----------------------
    Net increase (decrease) in net assets from contract transactions                   (140,750)                 53,049
                                                                         -----------------------  ----------------------
    Net increase (decrease) in net assets                                              (110,210)                110,210

NET ASSETS:
  Beginning of year                                                                     110,210                       -
                                                                         -----------------------  ----------------------
  End of year                                                             $                   -    $            110,210
                                                                         =======================  ======================



                                                                                      INVESCO VIF
                                                                                       DYNAMICS
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (62,394)   $             (2,814)
    Net realized gain (loss)                                                 (1,042,814)               (159,118)
    Net unrealized gain (loss)                                                  (14,240)                (39,437)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (1,119,448)               (201,369)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     3,283,336                 891,193
    Withdrawals                                                                (223,456)                 (8,996)
    Contract benefits                                                           (18,477)                      -
    Contract charges                                                             (6,731)                   (330)
    Transfers between sub-accounts (including fixed account), net             2,720,830                       -
    Other transfers from (to) the General Account                               605,965                 714,416
    Net increase (decrease) in investment by Sponsor                             (1,708)                  2,227
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          6,359,759               1,598,510
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     5,240,311               1,397,141

NET ASSETS:
  Beginning of year                                                           1,397,141                       -
                                                                         ---------------  ----------------------
  End of year                                                             $   6,637,452    $          1,397,141
                                                                         ===============  ======================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.


                                                                                         INVESCO VIF
                                                                                           HEALTH
                                                                                          SCIENCES
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (56,349)   $             (2,138)
    Net realized gain (loss)                                                    (93,264)                 14,241
    Net unrealized gain (loss)                                                  (40,829)                 41,102
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (190,442)                 53,205
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     5,448,239               1,136,132
    Withdrawals                                                                (252,517)                 (5,930)
    Contract benefits                                                            (2,694)                      -
    Contract charges                                                            (14,128)                   (497)
    Transfers between sub-accounts (including fixed account), net             2,057,780                       -
    Other transfers from (to) the General Account                               984,628                 941,150
    Net increase (decrease) in investment by Sponsor                             (1,905)                  1,981
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          8,219,403               2,072,836
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     8,028,961               2,126,041

NET ASSETS:
  Beginning of year                                                           2,126,041                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  10,155,002    $          2,126,041
                                                                         ===============  ======================


                                                                                      JANUS ASPEN
                                                                                       AGGRESSIVE
                                                                                         GROWTH
                                                                                     SERVICE SHARES
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (64,034)   $             (1,703)
    Net realized gain (loss)                                                 (2,119,713)                 (9,180)
    Net unrealized gain (loss)                                                 (166,904)               (136,869)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (2,350,651)               (147,752)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     3,896,178               1,083,808
    Withdrawals                                                                (157,527)                 (6,738)
    Contract benefits                                                          (110,561)                      -
    Contract charges                                                             (6,831)                   (155)
    Transfers between sub-accounts (including fixed account), net               545,968                       -
    Other transfers from (to) the General Account                             3,844,416                 345,347
    Net increase (decrease) in investment by Sponsor                             (1,508)                  2,374
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          8,010,135               1,424,636
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     5,659,484               1,276,884

NET ASSETS:
  Beginning of year                                                           1,276,884                       -
                                                                         ---------------  ----------------------
  End of year                                                             $   6,936,368    $          1,276,884
                                                                         ===============  ======================



                                                                                     JANUS ASPEN
                                                                                        GROWTH
                                                                                    SERVICE SHARES
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (103,298)   $             (3,558)
    Net realized gain (loss)                                                   (395,260)                (65,970)
    Net unrealized gain (loss)                                               (1,589,611)               (135,281)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (2,088,169)               (204,809)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     9,140,313               2,553,218
    Withdrawals                                                                (373,489)                 (7,800)
    Contract benefits                                                           (75,627)                      -
    Contract charges                                                            (11,928)                   (308)
    Transfers between sub-accounts (including fixed account), net             2,486,325                       -
    Other transfers from (to) the General Account                             1,308,253                 505,124
    Net increase (decrease) in investment by Sponsor                             (1,806)                  2,164
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         12,472,041               3,052,398
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    10,383,872               2,847,589

NET ASSETS:
  Beginning of year                                                           2,847,589                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  13,231,461    $          2,847,589
                                                                         ===============  ======================


                                                                                      JANUS ASPEN
                                                                                         GROWTH
                                                                                       AND INCOME
                                                                                     SERVICE SHARES
                                                                            YEAR ENDED          PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (11,244)   $                524
    Net realized gain (loss)                                                   (427,603)                 (6,441)
    Net unrealized gain (loss)                                                 (315,211)                (63,194)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (754,058)                (69,111)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    10,308,577               1,400,208
    Withdrawals                                                                (325,909)                 (6,267)
    Contract benefits                                                          (173,356)                      -
    Contract charges                                                            (11,454)                   (557)
    Transfers between sub-accounts (including fixed account), net               749,440                       -
    Other transfers from (to) the General Account                             1,097,965                 876,090
    Net increase (decrease) in investment by Sponsor                             (1,925)                  2,089
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         11,643,338               2,271,563
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    10,889,280               2,202,452

NET ASSETS:
  Beginning of year                                                           2,202,452                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  13,091,732    $          2,202,452
                                                                         ===============  ======================


                                                                                    JANUS ASPEN
                                                                                    INTERNATIONAL
                                                                                        GROWTH
                                                                                    SERVICE SHARES
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (45,480)   $              1,068
    Net realized gain (loss)                                                   (945,501)                (53,524)
    Net unrealized gain (loss)                                                  205,973                 (70,837)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (785,008)               (123,293)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     6,373,261               1,569,408
    Withdrawals                                                                (320,691)                (11,213)
    Contract benefits                                                           (62,980)                      -
    Contract charges                                                            (10,015)                   (378)
    Transfers between sub-accounts (including fixed account), net             5,652,714                       -
    Other transfers from (to) the General Account                            (2,725,387)              1,420,320
    Net increase (decrease) in investment by Sponsor                             (1,764)                  2,155
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          8,905,138               2,980,292
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     8,120,130               2,856,999

NET ASSETS:
  Beginning of year                                                           2,856,999                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  10,977,129    $          2,856,999
                                                                         ===============  ======================



                                                                                PIONEER
                                                                               FUND VCT
                                                                               CLASS II
                                                                              PERIOD FROM
                                                                          5/01/01* TO 12/31/01
                                                                         ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $             (6,196)
    Net realized gain (loss)                                                            16,323
    Net unrealized gain (loss)                                                         (61,670)
                                                                         ----------------------
    Net increase (decrease) in net assets from operations                              (51,543)
                                                                         ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                            3,464,218
    Withdrawals                                                                        (31,971)
    Contract benefits                                                                  (34,553)
    Contract charges                                                                    (1,964)
    Transfers between sub-accounts (including fixed account), net                      229,944
    Other transfers from (to) the General Account                                      370,178
    Net increase (decrease) in investment by Sponsor                                       235
                                                                         ----------------------
    Net increase (decrease) in net assets from contract transactions                 3,996,087
                                                                         ----------------------
    Net increase (decrease) in net assets                                            3,944,544

NET ASSETS:
  Beginning of year                                                                          -
                                                                         ----------------------
  End of year                                                             $          3,944,544
                                                                         ======================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.

                                                                             PIONEER REAL ESTATE
                                                                                 GROWTH VCT
                                                                                  CLASS II
                                                                                 PERIOD FROM
                                                                            5/01/01* TO 12/31/01
                                                                           ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                            $             52,065
    Net realized gain (loss)                                                              (2,412)
    Net unrealized gain (loss)                                                            38,788
                                                                           ----------------------
    Net increase (decrease) in net assets from operations                                 88,441
                                                                           ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                              1,634,978
    Withdrawals                                                                          (47,503)
    Contract benefits                                                                     (7,006)
    Contract charges                                                                        (864)
    Transfers between sub-accounts (including fixed account), net                      1,763,705
    Other transfers from (to) the General Account                                        546,750
    Net increase (decrease) in investment by Sponsor                                       1,823
                                                                           ----------------------
    Net increase (decrease) in net assets from contract transactions                   3,891,883
                                                                           ----------------------
    Net increase (decrease) in net assets                                              3,980,324

NET ASSETS:
  Beginning of year                                                                            -
                                                                           ----------------------
  End of year                                                               $          3,980,324
                                                                           ======================



                                                                                       SVS DREMAN
                                                                                  FINANCIAL SERVICES (a)
                                                                              YEAR ENDED          PERIOD FROM
                                                                               12/31/01       10/6/00* TO 12/31/00
                                                                           ---------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                            $     (30,561)    $               (797)
    Net realized gain (loss)                                                      (35,453)                  43,379
    Net unrealized gain (loss)                                                     12,232                   18,236
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets from operations                         (53,782)                  60,818
                                                                           ---------------   ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       3,653,275                  304,670
    Withdrawals                                                                  (125,082)                    (785)
    Contract benefits                                                             (18,939)                       -
    Contract charges                                                               (6,926)                    (206)
    Transfers between sub-accounts (including fixed account), net               2,335,429                        -
    Other transfers from (to) the General Account                                 707,013                  387,763
    Net increase (decrease) in investment by Sponsor                               (2,200)                   1,878
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets from contract transactions            6,542,570                  693,320
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets                                       6,488,788                  754,138

NET ASSETS:
  Beginning of year                                                               754,138                        -
                                                                           ---------------   ----------------------
  End of year                                                               $   7,242,926     $            754,138
                                                                           ===============   ======================


                                                                                        SCUDDER
                                                                                       TECHNOLOGY
                                                                                       GROWTH (a)
                                                                              YEAR ENDED          PERIOD FROM
                                                                               12/31/01       10/6/00* TO 12/31/00
                                                                           ---------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                            $     (65,707)    $             (3,965)
    Net realized gain (loss)                                                   (1,650,921)                (200,688)
    Net unrealized gain (loss)                                                   (352,354)                (205,115)
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets from operations                      (2,068,982)                (409,768)
                                                                           ---------------   ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       4,433,846                1,439,278
    Withdrawals                                                                  (277,920)                 (12,719)
    Contract benefits                                                              (7,547)                       -
    Contract charges                                                               (8,670)                    (304)
    Transfers between sub-accounts (including fixed account), net                  34,869                        -
    Other transfers from (to) the General Account                               1,702,369                2,262,226
    Net increase (decrease) in investment by Sponsor                               (1,502)                   2,369
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets from contract transactions            5,875,445                3,690,850
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets                                       3,806,463                3,281,082

NET ASSETS:
  Beginning of year                                                             3,281,082                        -
                                                                           ---------------   ----------------------
  End of year                                                               $   7,087,545     $          3,281,082
                                                                           ===============   ======================



                                                                                   T. ROWE PRICE
                                                                                 INTERNATIONAL STOCK
                                                                               YEAR ENDED DECEMBER 31,
                                                                                2001             2000
                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                            $     476,647    $    (813,517)
    Net realized gain (loss)                                                  (26,733,887)       6,955,229
    Net unrealized gain (loss)                                                  6,026,364      (23,157,547)
                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                     (20,230,876)     (17,015,835)
                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                      15,192,010       24,866,253
    Withdrawals                                                                (5,462,073)      (7,619,560)
    Contract benefits                                                          (1,589,889)      (1,289,962)
    Contract charges                                                              (66,138)         (48,121)
    Transfers between sub-accounts (including fixed account), net              (5,040,525)        (438,433)
    Other transfers from (to) the General Account                               2,448,434        2,392,158
    Net increase (decrease) in investment by Sponsor                               (1,835)           2,000
                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions            5,479,984       17,864,335
                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                     (14,750,892)         848,500

NET ASSETS:
  Beginning of year                                                            92,373,363       91,524,863
                                                                           ---------------  ---------------
  End of year                                                               $  77,622,471    $  92,373,363
                                                                           ===============  ===============

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

       The Allmerica Select Separate Account ("The Separate Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on March 5, 1992 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

       The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers forty-eight Sub-Accounts, of which all had activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                                      INVESTMENT MANAGER
----------                                                                      ------------------
Allmerica Investment Trust ("AIT")                                              Allmerica Financial Investment Management Services,
                                                                                  Inc. ("AFIMS")
AIM Variable Insurance Funds ("AIM V.I.")                                       A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc. (Class A) ("Alliance A")           Alliance Capital Management, L.P.
Alliance Variable Products Series Fund, Inc. (Class B) ("Alliance B")           Alliance Capital Management, L.P.
Deutsche Asset Management VIT Funds ("Deutsche VIT")                            Deutsche Asset Management
Eaton Vance Variable Trust ("Eaton Vance VT")                                   Eaton Vance Management
Fidelity Variable Insurance Products Fund ("Fidelity VIP")                      Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund (Service Class 2)
  ("Fidelity VIP SC")                                                           Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund II ("Fidelity VIP II")                Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund II (Service Class 2)
  ("Fidelity VIP II SC")                                                        Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund III ("Fidelity VIP III")              Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund III (Service Class 2)
  ("Fidelity VIP III SC")                                                       Fidelity Management & Research Company ("FMR")
Franklin Templeton Variable Insurance Products Trust (Class 2)
  ("FT VIP")                                                                    Franklin Mutual Advisors, LLC
INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")                         INVESCO Funds Group, Inc.
Janus Aspen Series (Service Shares) ("Janus Aspen")                             Janus Capital
Pioneer Variable Contracts Trust (Class II) ("Pioneer II")                      Pioneer Investment Management, Inc.
Scudder Variable Series II ("Scudder II")                                       Zurich Scudder Investments, Inc.
T Rowe Price International Series, Inc. ("T Rowe Price")                        T Rowe Price International


       The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is a wholly owned subsidiary of AFLIAC.

       Effective May 1, 2001 Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

       On May 18, 2001 all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

       On February 28, 2001, the FT VIP Templeton Pacific Growth Securities Class 2 fund was closed.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

       The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

       INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

       FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       Under the provisions of Section 817(h) of IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - INVESTMENTS

       The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                                       PORTFOLIO INFORMATION
                                                                        --------------------------------------------------
                                                                                                                NET ASSET
                                                                          NUMBER OF          AGGREGATE           VALUE
INVESTMENT PORTFOLIO                                                        SHARES             COST            PER SHARE
--------------------                                                    ------------      --------------      ------------
AIT Equity Index                                                           5,895,842      $   16,524,946      $      2.715
AIT Money Market                                                         237,536,432         237,536,432             1.000
AIT Select Aggressive Growth                                             135,197,786         263,495,633             1.251
AIT Select Capital Appreciation                                           79,496,680         147,594,031             1.940
AIT Select Emerging Markets                                               28,333,843          22,214,059             0.717
AIT Select Growth                                                        153,754,248         305,204,525             1.576
AIT Select Growth and Income                                             218,892,614         331,580,101             1.253
AIT Select International Equity                                          142,207,782         167,883,599             1.113
AIT Select Investment Grade Income                                       187,186,849         207,222,503             1.106
AIT Select Strategic Growth                                               44,689,665          37,692,930             0.483
AIT Select Strategic Income                                               17,152,748          18,272,129             1.042
AIT Select Value Opportunity                                              62,751,666         111,244,951             1.975
AIM V.I. Aggressive Growth                                                   876,776           9,510,327            10.810
AIM V.I. Blue Chip                                                         2,045,324          15,780,389             7.110
AIM V.I. Value                                                             1,023,475          24,718,909            23.350
Alliance Premier Growth                                                    1,915,858          66,875,907            25.160
Alliance Growth and Income Class B                                         2,614,044          58,407,771            22.030
Alliance Premier Growth Class B                                              433,936          11,302,319            25.000
Deutsche VIT EAFE Equity Index                                               214,404           1,796,283             8.390
Deutsche VIT Small Cap                                                       373,364           4,004,855            10.730
Eaton Vance VT Floating Rate-Income                                          914,199           9,141,989            10.000
Eaton Vance VT Worldwide Health Sciences                                     615,275           6,670,882            11.600
Fidelity VIP Equity-Income                                                10,300,200         238,362,770            22.750
Fidelity VIP Growth                                                        6,447,358         269,821,439            33.610
Fidelity VIP High Income                                                  15,491,034         138,982,255             6.410
Fidelity VIP Equity-Income Service Class 2                                   218,914           4,946,694            22.590
Fidelity VIP Growth Service Class 2                                          105,764           3,712,576            33.340
Fidelity VIP High Income Service Class 2                                     397,839           2,698,884             6.360
Fidelity VIP II Contrafund                                                   694,548          13,996,338            20.130
Fidelity VIP II Contrafund Service Class 2                                    97,925           1,956,282            20.000
Fidelity VIP III Growth & Income                                             954,107          12,582,287            13.190
Fidelity VIP III Mid Cap                                                     986,030          18,601,850            19.600
Fidelity VIP III Growth & Income Service Class 2                             111,364           1,450,787            13.070
Fidelity VIP III Mid Cap Service Class 2                                     118,865           2,218,935            19.490
FT VIP Franklin Small Cap Class 2                                            585,191          10,033,286            17.850
FT VIP Mutual Shares Securities Class 2                                    1,967,492          27,500,771            14.030
INVESCO VIF Dynamics                                                         529,302           6,691,129            12.540
INVESCO VIF Health Sciences                                                  557,967          10,154,729            18.200
Janus Aspen Aggressive Growth Service Shares                                 319,207           7,240,141            21.730
Janus Aspen Growth Service Shares                                            669,608          14,956,353            19.760
Janus Aspen Growth and Income Service Shares                                 880,412          13,470,137            14.870
Janus Aspen International Growth Service Shares                              471,122          10,841,993            23.300
Pioneer Fund VCT Class II                                                    207,063           4,006,214            19.050
Pioneer Real Estate Growth VCT Class II                                      269,852           3,941,536            14.750
SVS Dreman Financial Services (a)                                            671,885           7,212,458            10.780
Scudder Technology Growth (a)                                                757,216           7,645,014             9.360
T. Rowe Price International Stock                                          6,767,434          80,126,142            11.470

(a) Re-branded. See Note 1.

NOTE 4 - EXPENSES AND RELATED PARTY TRANSACTIONS

       AFLIAC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses AFLIAC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

       A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. Subject to state availability, AFLIAC offers a number of optional riders. A separate charge for each rider. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

       The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended are displayed in the table below.


                                                               ALLMERICA SELECT
                                                                   RESOURCE &        ALLMERICA
                                          ALLMERICA SELECT     ALLMERICA SELECT        SELECT         ALLMERICA
VARIABLE ACCOUNT DEDUCTIONS:                   ACCLAIM              CHARTER         RESOURCE II     SELECT REWARD
Mortality and Expense Risk (Annual Rate)        1.20%                1.25%             1.25%            1.25%
Administrative Expense (Annual Rate)            0.15%                0.15%             0.15%            0.15%

Contract Deductions:
Optional Rider Fees (Annual Rate):           0.25%-0.50%          0.15%-0.25%       0.15%-0.25%      0.20%-0.35%
Annual Contract Fee (Maximum)                    $35                  $35               $30              $35

       During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.


       Allmerica Investments, Inc., ("Allmerica Investments"), a wholly-owned subsidiary of AFLIAC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

      Transactions from contractowners and sponsor were as follows:

                                                                 ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD
                                                                                   YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
AIT Equity Index
  Issuance of Units                                       30,802,887    $    25,351,175          1,162,087    $     1,115,469
  Redemption of Units                                    (15,298,356)       (12,158,848)            (5,806)            (5,493)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               15,504,531    $    13,192,327          1,156,281    $     1,109,976
                                                     ===============    ===============    ===============    ===============

AIT Money Market
  Issuance of Units                                    1,474,217,162    $ 1,989,334,090      1,468,322,350    $ 1,911,495,179
  Redemption of Units                                 (1,443,410,706)    (1,947,434,489)    (1,460,710,372)    (1,900,953,956)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               30,806,456    $    41,899,601          7,611,978    $    10,541,223
                                                     ===============    ===============    ===============    ===============

AIT Select Aggressive Growth
  Issuance of Units                                       91,166,797    $   213,502,200        189,799,406    $   643,281,372
  Redemption of Units                                   (105,815,473)      (243,570,783)      (179,297,507)      (607,288,149)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (14,648,676)   $   (30,068,583)        10,501,899    $    35,993,223
                                                     ===============    ===============    ===============    ===============

AIT Select Capital Appreciation
  Issuance of Units                                       12,260,542    $    26,789,787         49,858,361    $   119,572,232
  Redemption of Units                                    (23,027,039)       (50,203,751)       (37,962,329)       (90,357,103)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (10,766,497)   $   (23,413,964)        11,896,032    $    29,215,129
                                                     ===============    ===============    ===============    ===============

AIT Select Emerging Markets
  Issuance of Units                                       57,336,640    $    42,943,004         36,633,119    $    39,183,205
  Redemption of Units                                    (56,456,881)       (42,406,856)       (23,863,553)       (24,566,501)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  879,759    $       536,148         12,769,566    $    14,616,704
                                                     ===============    ===============    ===============    ===============

AIT Select Growth
  Issuance of Units                                       21,514,795    $    51,905,510         45,237,091    $   150,223,929
  Redemption of Units                                    (44,952,309)      (105,638,967)       (44,007,055)      (145,526,809)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (23,437,514)   $   (53,733,457)         1,230,036    $     4,697,120
                                                     ===============    ===============    ===============    ===============

AIT Select Growth and Income
  Issuance of Units                                       24,291,141    $    50,208,268         42,472,707    $   110,691,251
  Redemption of Units                                    (45,556,422)       (93,765,247)       (29,021,235)       (75,774,180)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (21,265,281)   $   (43,556,979)        13,451,472    $    34,917,071
                                                     ===============    ===============    ===============    ===============

AIT Select International Equity
  Issuance of Units                                      486,700,958    $   757,911,042        343,268,620    $   676,227,016
  Redemption of Units                                   (502,219,253)      (786,223,384)      (329,650,517)      (653,552,562)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (15,518,295)   $   (28,312,342)        13,618,103    $    22,674,454
                                                     ===============    ===============    ===============    ===============

AIT Select Investment Grade Income
  Issuance of Units                                       56,179,655    $    84,153,303         36,438,587    $    45,529,358
  Redemption of Units                                    (42,797,478)       (63,636,575)       (32,691,776)       (40,298,608)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               13,382,177    $    20,516,728          3,746,811    $     5,230,750
                                                     ===============    ===============    ===============    ===============

AIT Select Strategic Growth
  Issuance of Units                                       25,308,591    $    13,037,990         25,146,543    $    24,365,957
  Redemption of Units                                    (17,295,049)        (8,782,345)        (6,732,230)        (6,030,293)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                8,013,542    $     4,255,645         18,414,313    $    18,335,664
                                                     ===============    ===============    ===============    ===============

AIT Select Strategic Income
  Issuance of Units                                       16,051,415    $    17,375,321            719,923    $       736,931
  Redemption of Units                                     (3,001,314)        (3,048,665)            (4,064)            (4,431)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               13,050,101    $    14,326,656            715,859    $       732,500
                                                     ===============    ===============    ===============    ===============

                                                                      ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER
                                                                                    AND REWARD (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
AIT Select Value Opportunity
  Issuance of Units                                       62,092,942    $    75,697,376         50,761,081    $    52,608,872
  Redemption of Units                                    (48,949,386)       (58,799,407)       (15,796,321)       (16,762,037)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               13,143,556    $    16,897,969         34,964,760    $    35,846,835
                                                     ===============    ===============    ===============    ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                      109,309,320    $    78,598,490          2,987,024    $     2,760,797
  Redemption of Units                                    (99,185,491)       (71,593,631)            (4,772)            (4,413)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               10,123,829    $     7,004,859          2,982,252    $     2,756,384
                                                     ===============    ===============    ===============    ===============

AIM V.I. Blue Chip
  Issuance of Units                                       24,619,839    $    18,535,868          2,629,023    $     2,496,887
  Redemption of Units                                     (8,656,106)        (6,151,778)            (3,623)            (3,505)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               15,963,733    $    12,384,090          2,625,400    $     2,493,382
                                                     ===============    ===============    ===============    ===============

AIM V.I. Value
  Issuance of Units                                       47,296,994    $    39,364,196          2,415,283    $     2,296,216
  Redemption of Units                                    (23,840,147)       (19,700,145)           (10,390)           (10,019)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               23,456,847    $    19,664,051          2,404,893    $     2,286,197
                                                     ===============    ===============    ===============    ===============

Alliance Premier Growth
  Issuance of Units                                       29,880,646    $    26,557,269         44,324,135    $    53,655,829
  Redemption of Units                                    (19,310,112)       (16,969,259)        (2,155,794)        (2,174,326)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               10,570,534    $     9,588,010         42,168,341    $    51,481,503
                                                     ===============    ===============    ===============    ===============

Alliance Growth and Income Class B
  Issuance of Units                                       68,252,156    $    69,655,356          3,481,594    $     3,486,285
  Redemption of Units                                    (22,595,076)       (22,691,986)            (4,210)            (4,287)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               45,657,080    $    46,963,370          3,477,384    $     3,481,998
                                                     ===============    ===============    ===============    ===============

Alliance Premier Growth Class B
  Issuance of Units                                       11,855,047    $    10,583,594                  -    $             -
  Redemption of Units                                     (3,964,711)        (3,173,590)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                7,890,336    $     7,410,004                  -    $             -
                                                     ===============    ===============    ===============    ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                      167,689,003    $   131,025,324            928,753    $       883,854
  Redemption of Units                                   (166,286,066)      (130,733,999)            (2,802)            (2,687)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                1,402,937    $       291,325            925,951    $       881,167
                                                     ===============    ===============    ===============    ===============

Deutsche VIT Small Cap
  Issuance of Units                                       32,114,448    $    30,513,427             86,534    $        96,348
  Redemption of Units                                    (28,297,007)       (26,804,746)               (14)             1,970
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                3,817,441    $     3,708,681             86,520    $        98,318
                                                     ===============    ===============    ===============    ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                       10,955,410    $    10,993,783                  -    $             -
  Redemption of Units                                     (2,928,899)        (2,939,331)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                8,026,511    $     8,054,452                  -    $             -
                                                     ===============    ===============    ===============    ===============

                                                                      ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER
                                                                                    AND REWARD (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
Eaton Vance VT Worldwide Health Sciences
  Issuance of Units                                        5,953,758    $     6,382,652                  -    $             -
  Redemption of Units                                       (251,255)          (237,954)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                5,702,503    $     6,144,698                  -    $             -
                                                     ===============    ===============    ===============    ===============

Fidelity VIP Equity-Income
  Issuance of Units                                       47,309,494    $    93,330,677         35,394,678    $    70,803,082
  Redemption of Units                                    (50,599,514)       (99,340,452)       (26,641,545)       (53,935,502)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               (3,290,020)   $    (6,009,775)         8,753,133    $    16,867,580
                                                     ===============    ===============    ===============    ===============

Fidelity VIP Growth
  Issuance of Units                                       18,793,833    $    44,867,177         46,603,766    $   144,623,308
  Redemption of Units                                    (34,816,435)       (81,792,409)       (24,755,060)       (73,689,179)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (16,022,602)   $   (36,925,232)        21,848,706    $    70,934,129
                                                     ===============    ===============    ===============    ===============

Fidelity VIP High Income
  Issuance of Units                                       92,311,500    $    95,781,150         36,672,957    $    46,642,215
  Redemption of Units                                    (87,933,281)       (91,248,405)       (24,759,105)       (31,436,709)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                4,378,219    $     4,532,745         11,913,852    $    15,205,506
                                                     ===============    ===============    ===============    ===============

Fidelity VIP II Contrafund
  Issuance of Units                                       29,725,565    $    25,190,614          4,524,264    $     4,284,452
  Redemption of Units                                    (17,503,894)       (15,174,371)           (14,916)           (14,661)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               12,221,671    $    10,016,243          4,509,348    $     4,269,791
                                                     ===============    ===============    ===============    ===============

Fidelity VIP III Growth & Income
  Issuance of Units                                       26,123,903    $    23,257,346          1,489,736    $     1,426,873
  Redemption of Units                                    (13,272,464)       (11,812,642)            (4,291)            (4,198)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               12,851,439    $    11,444,704          1,485,445    $     1,422,675
                                                     ===============    ===============    ===============    ===============

Fidelity VIP III Mid Cap
  Issuance of Units                                       61,839,136    $    59,401,276          2,924,554    $     2,893,806
  Redemption of Units                                    (45,384,668)       (43,520,533)           (10,667)           (10,910)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               16,454,468    $    15,880,743          2,913,887    $     2,882,896
                                                     ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                       40,888,567    $    29,256,532          1,062,326    $     1,005,953
  Redemption of Units                                    (29,571,510)       (21,060,230)            (7,246)            (6,311)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               11,317,057    $     8,196,302          1,055,080    $       999,642
                                                     ===============    ===============    ===============    ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                       44,702,061    $    49,598,966          1,158,880    $     1,224,856
  Redemption of Units                                    (23,236,116)       (25,478,187)            (8,134)            (8,116)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               21,465,945    $    24,120,779          1,150,746    $     1,216,740
                                                     ===============    ===============    ===============    ===============

FT VIP Templeton Pacific Growth
   Securities Class 2 (b)
  Issuance of Units                                        7,228,928    $     6,628,575         11,176,081    $    10,414,767
  Redemption of Units                                     (7,347,186)        (6,767,362)       (11,057,823)       (10,363,618)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 (118,258)   $      (138,787)           118,258    $        51,149
                                                     ===============    ===============    ===============    ===============

                                                                      ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER
                                                                                    AND REWARD (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
INVESCO VIF Dynamics
  Issuance of Units                                       37,387,052    $    23,722,048          1,673,223    $     1,604,804
  Redemption of Units                                    (28,891,855)       (18,297,977)            (9,180)            (8,294)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                8,495,197    $     5,424,071          1,664,043    $     1,596,510
                                                     ===============    ===============    ===============    ===============

INVESCO VIF Health Sciences
  Issuance of Units                                       15,415,809    $    13,600,613          2,063,663    $     2,075,266
  Redemption of Units                                     (7,663,647)        (6,796,432)            (4,361)            (4,430)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                7,752,162    $     6,804,181          2,059,302    $     2,070,836
                                                     ===============    ===============    ===============    ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                       43,721,317    $    23,093,521          1,717,280    $     1,425,143
  Redemption of Units                                    (33,081,458)       (16,766,566)           (10,087)            (7,507)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               10,639,859    $     6,326,955          1,707,193    $     1,417,636
                                                     ===============    ===============    ===============    ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                       21,086,564    $    14,905,088          3,340,007    $     3,039,552
  Redemption of Units                                     (7,470,688)        (5,183,099)            (7,690)            (7,154)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               13,615,876    $     9,721,989          3,332,317    $     3,032,398
                                                     ===============    ===============    ===============    ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                       25,717,832    $    20,513,325          2,415,695    $     2,276,404
  Redemption of Units                                    (13,141,391)       (10,392,418)            (7,144)            (6,841)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               12,576,441    $    10,120,907          2,408,551    $     2,269,563
                                                     ===============    ===============    ===============    ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                      186,450,435    $   125,999,957          3,275,304    $     2,990,092
  Redemption of Units                                   (176,229,579)      (119,391,556)           (12,324)           (11,800)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               10,220,856    $     6,608,401          3,262,980    $     2,978,292
                                                     ===============    ===============    ===============    ===============

Pioneer Fund VCT Class II
  Issuance of Units                                        3,762,176    $     3,394,279                  -    $             -
  Redemption of Units                                       (484,980)          (390,452)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                3,277,196    $     3,003,827                  -    $             -
                                                     ===============    ===============    ===============    ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                        3,874,474          4,067,976                  -    $             -
  Redemption of Units                                       (399,940)          (417,339)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                3,474,534          3,650,637                  -    $             -
                                                     ===============    ===============    ===============    ===============

SVS Dreman Financial Services (a)
  Issuance of Units                                       11,777,547         12,275,865            679,420    $       691,756
  Redemption of Units                                     (6,720,987)        (7,021,975)              (414)              (436)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                5,056,560          5,253,890            679,006    $       691,320
                                                     ===============    ===============    ===============    ===============

Scudder Technology Growth (a)
  Issuance of Units                                       33,860,238         20,258,690          4,516,975    $     3,692,713
  Redemption of Units                                    (26,346,524)       (15,784,222)           (10,279)            (8,863)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                7,513,714          4,474,468          4,506,696    $     3,683,850
                                                     ===============    ===============    ===============    ===============

T. Rowe Price International Stock
  Issuance of Units                                      250,288,737        304,311,127        304,331,444    $   503,076,236
  Redemption of Units                                   (247,079,014)      (302,050,326)      (292,091,109)      (485,222,401)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                3,209,723          2,260,801         12,240,335    $    17,853,835
                                                     ===============    ===============    ===============    ===============

(a)  Re-branded.  See Note 1.
(b)  Fund closed.  See Note 1.

                                                                              ALLMERICA SELECT ACCLAIM
                                                                               YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
AIT Equity Index
  Issuance of Units                                        2,981,388    $     2,599,891             14,201   $        14,000
  Redemption of Units                                       (106,685)           (90,902)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,874,703    $     2,508,989             14,201   $        14,000
                                                     ===============    ===============    ===============   ===============

AIT Money Market
  Issuance of Units                                       20,766,963    $    21,324,367              4,586   $         4,600
  Redemption of Units                                    (10,630,493)       (10,942,505)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                               10,136,470    $    10,381,862              4,586   $         4,600
                                                     ===============    ===============    ===============   ===============

AIT Select Aggressive Growth
  Issuance of Units                                        1,821,995    $     1,454,709             10,446   $        10,760
  Redemption of Units                                       (336,426)          (238,434)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,485,569    $     1,216,275             10,446   $        10,760
                                                     ===============    ===============    ===============   ===============

AIT Select Capital Appreciation
  Issuance of Units                                        1,692,722    $     1,638,313             10,385   $        10,760
  Redemption of Units                                       (176,518)          (157,959)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,516,204    $     1,480,354             10,385   $        10,760
                                                     ===============    ===============    ===============   ===============

AIT Select Emerging Markets
  Issuance of Units                                          914,984    $       767,597              6,176   $         6,120
  Redemption of Units                                       (305,203)          (257,156)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  609,781    $       510,441              6,176   $         6,120
                                                     ===============    ===============    ===============   ===============

AIT Select Growth
  Issuance of Units                                        2,471,146    $     1,838,327              2,000   $         2,000
  Redemption of Units                                        (97,484)           (68,926)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,373,662    $     1,769,401              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

AIT Select Growth and Income
  Issuance of Units                                        2,999,309    $     2,675,013             12,446   $        12,580
  Redemption of Units                                       (639,739)          (519,837)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,359,570    $     2,155,176             12,446   $        12,580
                                                     ===============    ===============    ===============   ===============

AIT Select International Equity
  Issuance of Units                                        3,464,654    $     2,949,112             15,504   $        15,780
  Redemption of Units                                       (765,569)          (635,948)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,699,085    $     2,313,164             15,504   $        15,780
                                                     ===============    ===============    ===============   ===============

AIT Select Investment Grade Income
  Issuance of Units                                        9,343,044    $    10,096,232             13,390   $        13,600
  Redemption of Units                                     (1,235,127)        (1,349,253)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                8,107,917    $     8,746,979             13,390   $        13,600
                                                     ===============    ===============    ===============   ===============

AIT Select Strategic Growth
  Issuance of Units                                          934,929    $       597,466    $         5,133   $         5,220
  Redemption of Units                                       (125,882)           (67,687)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  809,047    $       529,779    $         5,133   $         5,220
                                                     ===============    ===============    ===============   ===============

AIT Select Strategic Income
  Issuance of Units                                        2,623,083    $     2,842,766              2,000   $         2,000
  Redemption of Units                                        (94,244)          (102,523)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,528,839    $     2,740,243              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
AIT Select Value Opportunity
  Issuance of Units                                        1,834,928    $     2,049,086             11,728   $        12,180
  Redemption of Units                                       (273,969)          (289,260)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,560,959    $     1,759,826             11,728   $        12,180
                                                     ===============    ===============    ===============   ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                        1,470,539    $     1,080,640              6,852   $         7,000
  Redemption of Units                                       (177,324)          (126,824)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,293,215    $       953,816              6,852   $         7,000
                                                     ===============    ===============    ===============   ===============

AIM V.I. Blue Chip
  Issuance of Units                                        2,349,690    $     1,845,563             14,265   $        14,000
  Redemption of Units                                       (291,150)          (210,768)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,058,540    $     1,634,795             14,265   $        14,000
                                                     ===============    ===============    ===============   ===============

AIM V.I. Value
  Issuance of Units                                        3,720,658    $     3,294,511              6,931   $         7,000
  Redemption of Units                                       (222,966)          (187,820)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                3,497,692    $     3,106,691              6,931   $         7,000
                                                     ===============    ===============    ===============   ===============

Alliance Growth and Income Class B
  Issuance of Units                                        7,668,786    $     8,114,527              2,000   $         2,000
  Redemption of Units                                       (535,990)          (531,023)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                7,132,796    $     7,583,504              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Alliance Premier Growth Class B
  Issuance of Units                                        5,415,182    $     4,415,001             19,525   $        19,661
  Redemption of Units                                       (574,886)          (429,034)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                4,840,296    $     3,985,967             19,525   $        19,661
                                                     ===============    ===============    ===============   ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                          201,796    $       171,403              2,000   $         2,000
  Redemption of Units                                        (33,533)           (27,885)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  168,263    $       143,518              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Deutsche VIT Small Cap
  Issuance of Units                                          159,829    $       159,271              2,000   $         2,000
  Redemption of Units                                        (24,736)           (22,433)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  135,093    $       136,838              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                        1,276,023    $     1,281,639                  -   $             -
  Redemption of Units                                       (192,453)          (193,459)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,083,570    $     1,088,180                  -   $             -
                                                     ===============    ===============    ===============   ===============

Eaton Vance VT Worldwide Health Sciences
  Issuance of Units                                          513,372    $       544,995                  -   $             -
  Redemption of Units                                         (4,994)            (5,189)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  508,378    $       539,806                  -   $             -
                                                     ===============    ===============    ===============   ===============

Fidelity VIP Equity-Income Service Class 2
  Issuance of Units                                        6,142,505    $     6,028,866             26,429   $        27,420
  Redemption of Units                                     (1,100,947)        (1,051,910)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                5,041,558    $     4,976,956             26,429   $        27,420
                                                     ===============    ===============    ===============   ===============

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
Fidelity VIP Growth Service Class 2
  Issuance of Units                                        5,027,614    $     4,165,255             10,107   $        10,220
  Redemption of Units                                       (529,569)          (391,785)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                4,498,045    $     3,773,470             10,107   $        10,220
                                                     ===============    ===============    ===============   ===============

Fidelity VIP High Income Service Class 2
  Issuance of Units                                        3,576,906    $     3,196,531             14,320   $        13,600
  Redemption of Units                                       (566,794)          (478,003)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                3,010,112    $     2,718,528             14,320   $        13,600
                                                     ===============    ===============    ===============   ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                        2,370,415    $     2,082,101             18,716   $        19,000
  Redemption of Units                                       (154,093)          (130,955)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,216,322    $     1,951,146             18,716   $        19,000
                                                     ===============    ===============    ===============   ===============

Fidelity VIP III Growth & Income Service Class 2
  Issuance of Units                                        1,712,351    $     1,524,696             14,058   $        14,000
  Redemption of Units                                        (97,016)           (81,084)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,615,335    $     1,443,612             14,058   $        14,000
                                                     ===============    ===============    ===============   ===============

Fidelity VIP III Mid Cap Service Class 2
  Issuance of Units                                        2,594,403    $     2,548,147             11,611   $        12,000
  Redemption of Units                                       (334,490)          (316,936)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,259,913    $     2,231,211             11,611   $        12,000
                                                     ===============    ===============    ===============   ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                        1,966,393    $     1,591,138              2,000   $         2,000
  Redemption of Units                                        (82,645)           (59,549)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,883,748    $     1,531,589              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                        2,327,769    $     2,592,035    $         2,000   $         2,000
  Redemption of Units                                       (304,341)          (333,104)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,023,428    $     2,258,931    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

FT VIP Templeton Pacific Growth
   Securities Class 2 (b)
  Issuance of Units                                                -    $             -    $         2,000   $         2,000
  Redemption of Units                                         (2,000)            (1,964)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                   (2,000)   $        (1,964)   $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

INVESCO VIF Dynamics
  Issuance of Units                                        1,490,299    $     1,053,440    $         2,000   $         2,000
  Redemption of Units                                       (210,622)          (117,753)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,279,677    $       935,687    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

INVESCO VIF Health Sciences
  Issuance of Units                                        1,807,048    $     1,654,099    $         2,000   $         2,000
  Redemption of Units                                       (273,394)          (238,876)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,533,654    $     1,415,223    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                        3,385,064    $     2,112,097    $         6,770   $         7,000
  Redemption of Units                                       (765,202)          (428,918)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,619,862    $     1,683,179    $         6,770   $         7,000
                                                     ===============    ===============    ===============   ===============

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
Janus Aspen Growth Service Shares
  Issuance of Units                                        4,015,563    $     2,965,787    $        20,170   $        20,000
  Redemption of Units                                       (326,699)          (215,735)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                3,688,864    $     2,750,052    $        20,170   $        20,000
                                                     ===============    ===============    ===============   ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                        1,955,555    $     1,726,089    $         2,000   $         2,000
  Redemption of Units                                       (258,156)          (203,658)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,697,399    $     1,522,431    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                        3,309,255    $     2,628,157    $         2,000   $         2,000
  Redemption of Units                                       (467,450)          (331,420)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,841,805    $     2,296,737    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Pioneer Fund VCT Class II
  Issuance of Units                                        1,114,539    $       995,990                  -   $             -
  Redemption of Units                                         (3,865)            (3,730)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,110,674    $       992,260                  -   $             -
                                                     ===============    ===============    ===============   ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                          227,343    $       241,291                  -   $             -
  Redemption of Units                                            (42)               (45)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  227,301    $       241,246                  -   $             -
                                                     ===============    ===============    ===============   ===============

SVS Dreman Financial Services (a)
  Issuance of Units                                        1,277,755          1,355,398    $         2,000   $         2,000
  Redemption of Units                                        (63,380)           (66,720)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,214,375          1,288,678    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Scudder Technology Growth (a)
  Issuance of Units                                        2,706,018          1,707,458    $         6,932   $         7,000
  Redemption of Units                                       (531,621)          (306,479)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,174,397          1,400,979    $         6,932   $         7,000
                                                     ===============    ===============    ===============   ===============

T. Rowe Price International Stock
  Issuance of Units                                        4,534,765          3,621,753    $        10,375   $        10,500
  Redemption of Units                                       (528,110)          (402,569)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                4,006,655          3,219,184    $        10,375   $        10,500
                                                     ===============    ===============    ===============   ===============

(a)  Re-branded.  See Note 1.
(b)  Fund closed.  See Note 1.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

       The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

INVESTMENT PORTFOLIO                                                            PURCHASES                SALES
--------------------                                                        -----------------      ----------------
AIT Equity Index                                                            $      24,744,281      $      8,516,100
AIT Money Market                                                                1,612,831,413         1,555,012,535
AIT Select Aggressive Growth                                                      213,606,103           199,071,339
AIT Select Capital Appreciation                                                    20,061,031            32,180,586
AIT Select Emerging Markets                                                        36,455,606            35,700,603
AIT Select Growth                                                                  35,633,633            76,808,494
AIT Select Growth and Income                                                       16,266,927            60,385,535
AIT Select International Equity                                                   736,486,936           728,590,163
AIT Select Investment Grade Income                                                 58,007,440            20,476,718
AIT Select Strategic Growth                                                         8,164,803             3,676,457
AIT Select Strategic Income                                                        19,005,078             1,479,706
AIT Select Value Opportunity                                                       57,320,517            27,702,241
AIM V.I. Aggressive Growth                                                         71,725,734            63,850,832
AIM V.I. Blue Chip                                                                 18,405,094             4,510,020
AIM V.I. Value                                                                     38,288,387            15,194,418
Alliance Premier Growth                                                            18,272,433             6,884,185
Alliance Growth and Income Class B                                                 66,377,886            11,221,062
Alliance Premier Growth Class B                                                    13,847,209             2,227,621
Deutsche VIT EAFE Equity Index                                                    123,015,395           122,604,160
Deutsche VIT Small Cap                                                             28,886,356            24,853,851
Eaton Vance VT Floating Rate-Income                                                11,271,833             2,129,844
Eaton Vance VT Worldwide Health Sciences                                            6,767,997               101,621
Fidelity VIP Equity-Income                                                         63,488,252            56,703,038
Fidelity VIP Growth                                                                31,248,324            51,393,791
Fidelity VIP High Income                                                           83,632,254            66,916,251
Fidelity VIP Equity-Income Service Class 2                                          5,708,988               743,043
Fidelity VIP Growth Service Class 2                                                 4,022,949               269,835
Fidelity VIP High Income Service Class 2                                            3,031,388               310,965
Fidelity VIP II Contrafund                                                         23,680,256            13,652,014
Fidelity VIP II Contrafund Service Class 2                                          2,055,944               111,378
Fidelity VIP III Growth & Income                                                   22,151,506            10,591,178
Fidelity VIP III Mid Cap                                                           51,602,145            35,859,854
Fidelity VIP III Growth & Income Service Class 2                                    1,490,062                52,098
Fidelity VIP III Mid Cap Service Class 2                                            2,478,922               262,099
FT VIP Franklin Small Cap Class 2                                                  27,956,007            18,278,929
FT VIP Mutual Shares Securities Class 2                                            44,112,538            17,306,054
FT VIP Templeton Pacific Growth Securities Class 2 (b)                              6,608,309             6,749,566
INVESCO VIF Dynamics                                                               22,605,182            16,307,818
INVESCO VIF Health Sciences                                                        12,478,136             4,315,082
Janus Aspen Aggressive Growth Service Shares                                       24,149,227            16,203,126
Janus Aspen Growth Service Shares                                                  15,401,258             3,017,118
Janus Aspen Growth and Income Service Shares                                       21,638,272            10,006,177
Janus Aspen International Growth Service Shares                                   120,557,193           111,697,534
Pioneer Fund VCT Class II                                                           4,395,062               371,575
Pioneer Real Estate Growth VCT Class II                                             4,140,546               196,598
SVS Dreman Financial Services (a)                                                  12,153,284             5,632,514
Scudder Technology Growth (a)                                                      19,775,974            13,966,235
T. Rowe Price International Stock                                                 273,437,249           267,480,617

(a) Re-branded.  See Note 1.
(b) Fund closed. See Note 1.

NOTE 7 - FINANCIAL HIGHLIGHTS

       A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                                             AT DECEMBER 31
                                                                             --------------

                                                                        UNIT           UNIT
                                                                        VALUE          VALUE
                                                       UNITS           LOWEST         HIGHEST       NET ASSETS
                                                       -----           ------         -------       ----------
AIT Equity Index
2001                                                 19,549,716        0.812753      0.853641       $16,007,212
AIT Money Market
2001                                                175,607,608        1.034668      1.372160       237,539,210
AIT Select Aggressive Growth
2001                                                 82,541,532        0.757301      2.072903       169,132,430
AIT Select Capital Appreciation
2001                                                 65,605,393        1.008102      2.382763       154,223,560
AIT Select Emerging Markets
2001                                                 28,767,475        0.703264      0.840021        20,315,366
AIT Select Growth
2001                                                114,227,196        0.720470      2.151038       242,308,493
AIT Select Growth and Income
2001                                                135,285,477        0.856301      2.048215       274,266,505
AIT Select International Equity
2001                                                110,325,545        0.801813      1.450602       158,277,262
AIT Select Investment Grade Income
2001                                                135,687,756        1.093240      1.553336       207,032,096
AIT Select Strategic Growth
2001                                                 44,954,247        0.477420      0.628555        21,585,108
AIT Select Strategic Income
2001                                                 16,296,799        1.085118      1.098863        17,873,164
AIT Select Value Opportunity
2001                                                 93,520,373        1.206814      1.327242       123,934,771
AIM V.I. Aggressive Growth
2001                                                 14,406,148        0.652924      0.707931         9,477,632
AIM V.I. BlueChip
2001                                                 20,661,938        0.698932      0.747637        14,542,247
AIM V.I. Value
2001                                                 29,366,363        0.807661      0.858939        23,897,776
Alliance Premier Growth
2001                                                 58,048,248        0.830394      0.830394        48,202,917
Alliance Growth and Income Class B
2001                                                 56,269,260        1.020980      1.040222        57,587,077
Alliance Premier Growth Class B
2001                                                 12,750,157        0.791745      0.887245        10,848,399
Deutsche VIT EAFE Equity Index
2001                                                  2,499,151        0.716929      0.758821         1,798,847
Deutsche VIT EAFE Small Cap
2001                                                  4,041,054        0.989836      1.035138         4,006,192
Eaton Vance VT Floating Rate-Income
2001                                                  9,110,081        1.003461      1.003839         9,142,022
Eaton Vance VT Worldwide Health Sciences
2001                                                  6,210,881        1.149105      1.149567         7,137,189
Fidelity VIP Equity-Income
2001                                                119,522,297        1.960551      1.960551       234,329,559
Fidelity VIP Growth
2001                                                 95,897,147        2.259670      2.259670       216,695,906
 Fidelity VIP High Income
2001                                                103,705,425        0.957497      0.957497        99,297,634
Fidelity VIP Equity-Income Service Class 2
2001                                                  5,067,987        0.975787      0.975787         4,945,276
Fidelity VIP Growth Service Class 2
2001                                                  4,508,152        0.782177      0.782177         3,526,173
 Fidelity VIP High Income Service Class 2
2001                                                  3,024,432        0.836606      0.836606         2,530,258
Fidelity VIP II Contrafund
2001                                                 16,731,019        0.835649      0.835649        13,981,258
Fidelity VIP II Contrafund Service Class 2
2001                                                  2,235,038        0.876272      0.876272         1,958,501
Fidelity VIP III Growth & Income
2001                                                 14,336,884        0.877785      0.877785        12,584,702
Fidelity VIP III Mid Cap
2001                                                 19,368,355        0.997823      0.997823        19,326,191
Fidelity VIP III Growth & Income Service Class 2
2001                                                  1,629,393        0.893297      0.893297         1,455,532
Fidelity VIP III Mid Cap Service Class 2
2001                                                  2,271,524        1.019877      1.019877         2,316,675
FT VIP Franklin Small Cap Class 2
2001                                                 14,257,885        0.720394      0.812863        10,445,668
FT VIP Mutual Shares Securities Class 2
2001                                                 24,642,119        1.116467      1.120527        27,603,937
INVESCO VIF Dynamics
2001                                                 11,440,917        0.569259      0.666480         6,637,452
INVESCO VIF Health Sciences
2001                                                 11,347,118        0.888914      0.933449        10,155,002
Janus Aspen Aggressive Growth Service Shares
2001                                                 14,973,684        0.443288      0.557013         6,936,368
 Janus Aspen Growth Service Shares
2001                                                 20,657,227        0.628567      0.695164        13,231,461
Janus Aspen Growth and Income Service Shares
2001                                                 16,684,391        0.778493      0.839133        13,091,732
Janus Aspen International Growth Service Shares
2001                                                 16,327,641        0.660584      0.727871        10,977,129
Pioneer Fund VCT Class II
2001                                                  4,387,870        0.898895      0.899174         3,944,544
Pioneer Real Estate Growth VCT Class II
2001                                                  3,701,835        1.075206      1.075594         3,980,324
SVS Dreman Financial Services (a)
2001                                                  6,951,941        1.038791      1.056312         7,242,926
Scudder Technology Growth (a)
2001                                                 14,201,739        0.484421      0.579741         7,087,545
T. Rowe Price International Stock
2001                                                 69,281,472        0.776785      1.141542        77,622,471


                                                                      FOR THE YEAR ENDED DECEMBER 31
                                                                      ------------------------------

                                                   INVESTMENT*    EXPENSE **    EXPENSE**      TOTAL***         TOTAL***
                                                      INCOME        RATIO         RATIO        RETURN            RETURN
                                                      RATIO        LOWEST        HIGHEST       LOWEST            HIGHEST
AIT Equity Index                                      -----      -----------   -----------    ---------       ------------
2001                                                  1.21%         1.35%       1.40%        -13.25%          -13.21%
AIT Money Market
2001                                                   4.10          1.35        1.40           2.82             2.88
AIT Select Aggressive Growth
2001                                                    N/A          1.35        1.40         -22.73           -22.69
AIT Select Capital Appreciation
2001                                                    N/A          1.35        1.40          -2.52            -2.46
AIT Select Emerging Markets
2001                                                    N/A          1.35        1.40         -10.40           -10.36
AIT Select Growth
2001                                                    N/A          1.35        1.40         -25.76           -25.72
AIT Select Growth and Income
2001                                                   0.54          1.35        1.40         -12.98           -12.94
AIT Select International Equity
2001                                                   1.52          1.35        1.40         -22.62           -22.58
AIT Select Investment Grade Income
2001                                                   5.91          1.35        1.40           6.43             6.49
AIT Select Strategic Growth
2001                                                    N/A          1.35        1.40         -30.28           -30.24
AIT Select Strategic Income
2001                                                   4.38          1.35        1.40           5.45             5.51
AIT Select Value Opportunity
2001                                                   0.63          1.35        1.40          11.11            11.17
AIM V.I. Aggressive Growth
2001                                                    N/A          1.35        1.40         -27.10           -27.06
AIM V.I. BlueChip
2001                                                   0.02          1.35        1.40         -23.62           -23.59
AIM V.I. Value
2001                                                   0.25          1.35        1.40         -13.79           -13.74
Alliance Premier Growth
2001                                                    N/A          1.35        1.40         -18.37           -18.37
Alliance Growth and Income Class B
2001                                                   0.44          1.35        1.40          -1.25            -1.20
Alliance Premier Growth Class B
2001                                                    N/A          1.35        1.40         -18.52           -11.28
Deutsche VIT EAFE Equity Index
2001                                                    N/A          1.35        1.40         -25.74           -25.71
Deutsche VIT EAFE Small Cap
2001                                                   2.23          1.35        1.40           0.64             0.69
Eaton Vance VT Floating Rate-Income
2001                                                   1.39          1.35        1.40           0.35   (a)       0.38  (a)
Eaton Vance VT Worldwide Health Sciences
2001                                                    N/A          1.35        1.40          14.91   (a)      14.96  (a)
Fidelity VIP Equity-Income
2001                                                   1.75          1.35        1.40          -6.29            -6.29
Fidelity VIP Growth
2001                                                   0.09          1.35        1.40         -18.80           -18.80
 Fidelity VIP High Income
2001                                                   12.94         1.35        1.40         -12.97           -12.97
Fidelity VIP Equity-Income Service Class 2
2001                                                   0.18          1.35        1.40          -6.51            -6.51
Fidelity VIP Growth Service Class 2
2001                                                    N/A          1.35        1.40         -18.98           -18.98
 Fidelity VIP High Income Service Class 2
2001                                                   1.52          1.35        1.40         -13.12           -13.12
Fidelity VIP II Contrafund
2001                                                   0.35          1.35        1.40         -13.47           -13.47
Fidelity VIP II Contrafund Service Class 2
2001                                                   0.08          1.35        1.40         -13.65           -13.65
Fidelity VIP III Growth & Income
2001                                                   0.83          1.35        1.40         -10.03           -10.03
Fidelity VIP III Mid Cap
2001                                                    N/A          1.35        1.40          -4.57            -4.57
Fidelity VIP III Growth & Income Service Class 2
2001                                                   0.10          1.35        1.40         -10.24           -10.24
Fidelity VIP III Mid Cap Service Class 2
2001                                                    N/A          1.35        1.40          -4.82            -4.82
FT VIP Franklin Small Cap Class 2
2001                                                   0.33          1.35        1.40         -16.44           -16.39
FT VIP Mutual Shares Securities Class 2
2001                                                   1.20          1.35        1.40           5.54             5.60
INVESCO VIF Dynamics
2001                                                    N/A          1.35        1.40         -32.10           -32.07
INVESCO VIF Health Sciences
2001                                                   0.53          1.35        1.40         -13.81           -13.77
Janus Aspen Aggressive Growth Service Shares
2001                                                    N/A          1.35        1.40         -40.44           -40.41
 Janus Aspen Growth Service Shares
2001                                                    N/A          1.35        1.40         -25.95           -25.91
Janus Aspen Growth and Income Service Shares
2001                                                   1.24          1.35        1.40         -14.79           -14.75
Janus Aspen International Growth Service Shares
2001                                                   0.79          1.35        1.40         -24.50   (a)     -24.46  (a)
Pioneer Fund VCT Class II
2001                                                   0.87          1.35        1.40         -10.11   (a)     -10.08  (a)
Pioneer Real Estate Growth VCT Class II
2001                                                   7.11          1.35        1.40           7.52             7.56
SVS Dreman Financial Services (a)
2001                                                   0.60          1.35        1.40          -6.19            -6.14
Scudder Technology Growth (a)
2001                                                   0.11          1.35        1.40         -33.34           -33.31
T. Rowe Price International Stock
2001                                                   2.00          1.35        1.40         -23.30           -23.27


*THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE
 ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(a) Re-branded.  See  Note 1.

NOTE 8 - SUBSTITUTION FOR PORTFOLIO OF THE TRUST

       Effective July 1, 2000, pursuant to a Substitution Order approved by the Security and Exchange Commission, shares of Select Investment Grade Income Fund (SIGIF) were substituted for all the shares of Select Income Fund
(SIF). The SIF Sub-Account was renamed the SIGIF Sub-Account in connection with the substitution. On this date, 162,690,145 shares of Select Income
Fund (valued at $154,687,417) were substituted for 147,563,053 shares of the Select Investment Grade Income Fund (valued at $154,687,417) at the ratio of ..907019, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, a contractholder of Allmerica Select held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for Allmerica Financial Life Insurance and Annuity
          Company and
         Financial Statements for Allmerica Select Separate Account of Allmerica
          Financial Life Insurance and Annuity Company

         Financial Statements Included in Part C
         None

     (b) EXHIBITS

            EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

            EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

            EXHIBIT 3   (a)   Underwriting and Administrative Services Agreement
                              was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos.
                              33-47216, 811-6632) and is incorporated by reference herein.

                        (b) Bonus Product Commissions Schedule was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein. Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                        (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

            EXHIBIT 4 The following documents were previously filed on May 11, 1999 in Registrant's Initial Registration Statement, (File Nos. 333-78245, 811-6632) and are incorporated herein by reference:

                              (a)  Contract Form A3028-99;
                              (b)  Specification Pages Form A8028-99;
                              (c) Enhanced Death Benefit "EDB" Rider (Form 3263-99);
                              (d)  Minimum Guaranteed Annuity Payout
                                   ("M-GAP") Rider (Form 3269-99);
                              (e)  Trail Employee Program Endorsement
                                   (Form 3275-99);
                              (f) Trail Employee Program Endorsement (Form 3275-99); and
                              (g)  Annuitization Withdrawal Endorsement
                                   (Form 3276-99);
                              (h) EER Rider (Form 3240-01) was previously filed on August 3, 2001 in Post-Effective
                                   Amendment No. 6 of Registrant's Registration
                                   Statement (File Nos. 333-78245, 811-6632),
                                   and is incorporated by reference herein.
                              (i) EDB Rider (Form 3241-01) was previously filed on August 3, 2001 in Post-Effective
                                   Amendment No. 6 of Registrant's Registration
                                   Statement (File Nos. 333-78245, 811-6632),
                                   and is incorporated by reference herein.
                              (j)  Form of 15% Breakthrough EDB Rider
                                   (Form 3316-02) was previously filed on
                                   February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is
                                   incorporated by reference herein.;
                              (k)  Form of 10% Breakthrough EDB Rider
                                   (Form 3315-02) was previously filed on
                                   February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is
                                   incorporated by reference herein.
                              (l)  Form of Annual Step-Up With 5% Yield
                                   (Form 3312-02) (In Texas Form 3311-02)
                                   was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement
                                   (Nos. 333-78245/811-6632), and is
                                   incorporated by reference herein.
                              (m) Form of 15% Breakthrough with 5% Yield EDB Rider (Form 3318-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is
                                   incorporated by reference herein.
                              (n) Form of 10% Breakthrough with 5% Yield EDB Rider (Form 3317-02); and Form of Annual Step-Up with 7% Yield EDB Rider
                                   (Form 3314-02) were previously filed on
                                   February 11, 2002 in Post-Effective
                                   Amendment No. 8 of Registrant's Registration
                                   Statement (Nos. 333-78245/811-6632), and are
                                   incorporated by reference herein.
                              (o)  5% Discount Rider is filed herewith.
                              (p) 7% EDB Rider (Form 3306-1) and 7% EDB Rider with Annual Step-up Rider (Form 3307-01) previously filed in April 2002 in Post-Effective Amendment No. 7 of Registrant's Registration Statement
                                   (Nos. 333-92115/811-6632), and are
                                   incorporated by reference herein.

            EXHIBIT 5 Application Form AS-563 was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

            EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

            EXHIBIT 7         Not Applicable.

            EXHIBIT 8   (a)   Fidelity Service Agreement was previously filed on
                              April 30, 1996 in Post-Effective No. 8 (File Nos.
                              33-47216, 811-6632 and is incorporated by reference herein.

                        (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632)
                              and is incorporated by reference herein.

                        (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632)
                              and is incorporated by reference herein.

                        (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                        (f)   Directors' Power of Attorney is filed herewith.

            EXHIBIT 9         Opinion of Counsel is filed herewith.

            EXHIBIT 10 Consent of Independent Accountants is filed herewith.

            EXHIBIT 11        None.

            EXHIBIT 12        None.

            EXHIBIT 13 Schedule for Computation of Performance Calculations was previously filed on
                              October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245,811-6632) and is
                              incorporated by reference herein.

            EXHIBIT 14        Not Applicable.

            EXHIBIT 15  (a)   Form of Amendment dated May 1, 2002 to the
                              Allmerica Investment Trust Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration
                              Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment dated
                              March 15, 2001 was previously filed on April 19,
                              2001 in Post-Effective Amendment No. 19 of
                              Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation
                              Agreement between the Company and Allmerica
                              Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective
                              Amendment No. 17 of Registration Statement No.
                              33-39702/811-6293, and is incorporated by reference herein.

                        (b) Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are
                              incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (c) Amendment to Schedule A dated December 14, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (d) Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated

                              Agreement, and the Amended and Restated
                              Participation Agreement with Alliance
                              were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are
                              incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is
                              incorporated by reference herein.

                        (e) Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                        (f) Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                        (g) Form of Amendment dated May 1, 2002 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (h) Form of Amendment to the Participation Agreement with Variable Insurance Products III was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                        (i) Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                        (j) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                        (k) Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                        (l) Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is
                              incorporated by reference herein.

                        (m) Eaton Vance Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Eaton Vance was previously filed on February 13, 2001 in Post-Effective Amendment No. 4 (File Nos. 333-782456/811-6632), and is incorporated by reference herein.

                        (n) Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                        (o) Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                        (p) Amendment dated May 1, 2001 to the Pioneer Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is
                              incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica




Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                           of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 Director (since 2001) and Vice President (since 2000) of First
    Director, President and                 Allmerica; Senior Vice President of Life and Annuity Products
    Chief Executive Officer                 (2001) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director
    Chief Investment Officer                (since 1996) and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996); Vice President (1990-2001) and Senior
    Director                                Vice President (since 2001) of First Allmerica; Director (since 1990),
                                            President and Chief Executive Officer (1995-2001) of Allmerica
                                            Financial Life Insurance and Annuity Company; Director and President
                                            (since 1998) of Allmerica Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty


ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                -------------------------------
                                                ALLMERICA FINANCIAL CORPORATION
                                                -------------------------------

   100%              100%            100%             100%             100%         100%           100%
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------
      Allmerica         Financial      Allmerica      First Allmerica  AFC Capital     VeraVest,   First Sterling
        Asset        Profiles, Inc.  Funding Corp.    Financial Life     Trust I          Inc.         Limited
   Management, Inc.                                     Insurance
                                                         Company


    Massachusetts      California    Massachusetts     Massachusetts     Delaware   Massachusetts      Bermuda
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------


                                     100%              100%            100%                        100%
                                     -------------    ---------------  -----------                 --------------
                                       Advantage      Allmerica Trust   Allmerica                  First Sterling
                                       Insurance       Company, N.A.    Financial                   Reinsurance
                                     Network, Inc.                         Life                       Company
                                                                        Insurance                     Limited
                                                                           and
                                                                         Annuity
                                                                         Company
                                                         Federally
                                        Delaware         Chartered       Delaware                      Bermuda
                                     -------------    ---------------  -----------                 --------------


                100%           100%          100%             100%         100%         100%         100%         100%         100%
       -------------  -------------    ----------    -------------  -----------  -----------  -----------  -----------  -----------
         Allmerica      Allmerica      Allmerica        Allmerica    Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
        Investments,   Investment      Financial        Financial   Investments  Investments  Investment   Investment   Investment
            Inc.       Management     Investment        Services     Insurance    Insurance    Insurance    Insurance    Insurance
                      Company, Inc.   Management        Insurance   Agency Inc.    Agency     Agency Inc.  Agency Inc.    Agency,
                                       Services,      Agency, Inc.  of Alabama   of Florida,  of Georgia   of Kentucky    Inc. of
                                          Inc.                                      Inc.                                Mississippi

       Massachusetts  Massachusetts   Massachusetts  Massachusetts    Alabama      Florida      Georgia      Kentucky   Mississippi
       -------------  -------------   -------------  -------------  -----------  -----------  -----------  -----------  -----------


     100%          100%           100%           100%        100%
  ---------   -----------  -------------  ---------  ----  ----------
  Allmerica    Allmerica    The Hanover     Allmerica     Citizens
  Benefits,      Asset       Insurance      Financial    Insurance
    Inc.      Management,     Company       Insurance    Company of
                Limited                     Brokers,      Illinois
                                              Inc.


   Florida      Bermuda    New Hampshire  Massachusetts   Illinois
  ---------   -----------  -------------  -------------  ----------


     100%            100%            100%         100%           100%           100%           100%       100%       100%       100%
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------
Allmerica     Allmerica      The Hanover      Hanover   Massachusetts    Allmerica     AMGRO, Inc.   Citizens   Citizens   Citizens
Financial       Plus          American         Texas    Bay Insurance    Financial                   Insurance  Insurance  Insurance
 Benefit      Insurance      Insurance       Insurance     Company       Alliance                     Company    Company    Company
Insurance    Agency, Inc.      Company      Management                   Insurance                    of Ohio      of       of the
Company                                      Company,                     Company                                America    Midwest
                                               Inc.

Michigan    Massachusetts   New Hampshire     Texas     New Hampshire  New Hampshire  Massachusetts    Ohio     Michigan   Indiana
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------

                                                                                        100%          100%             100%
                                                                               -------------   -----------       ----------
                                                                                  Lloyds          AMGRO           Sterling
                                                                                  Credit       Receivables          Risk
                                                                                Corporation    Corporation       Management
                                                                                                                  Services,
                                                                                                                    Inc.

                                                                               Massachusetts     Delaware         Delaware
                                                                               -------------   -----------       ----------
                                                                                                                        100%
                                                                                                                 -----------
                                                                                                                  Citizens
                                                                                                                 Management
                                                                                                                    Inc.

                                                                                                                  Michigan
                                                                                                                 -----------

                                                                                                   ---------
                                                                                                    Hanover
                                                                                                    Lloyd's
                                                                                                   Insurance
                                                                                                    Company

                                                                                                     Texas
                                                                                                   ---------
                                                                                                   Affiliated Lloyd's plan company,
                                                                                                   controlled by Underwriters for
                                                                                                   the benefit of The Hanover
                                                                                                   Insurance Company


                                                                                                   -------------    -------------
                                                                                                     Allmerica        Allmerica
                                                                                                    Investment       Securities
                                                                                                       Trust           Trust

                                                                                                   Massachusetts    Massachusetts
                                                                                                   -------------    -------------
                                                                                                   Affiliated Management Investment
                                                                                                   Companies


                                                                                                   -------------    -------------
                                                                                                    AAM Growth         AAM High
                                                                                                     & Income        Yield Fund,
                                                                                                    Fund L.P.           L.L.C.

                                                                                                     Delaware       Massachusetts
                                                                                                   -------------    -------------
                                                                                                   L.P. or L.L.C. established for
                                                                                                   the benefit of First Allmerica,
                                                                                                   Allmerica Financial Life, Hanover
                                                                                                   and Citizens


                                                                                  -------------    -------------    -------------
                                                                                    Allmerica        Greendale           AAM
                                                                                   Equity index       Special       Equity Fund
                                                                                       Pool          Placements
                                                                                                        Fund

                                                                                  Massachusetts    Massachusetts    Massachusetts
                                                                                  -------------    -------------    -------------
                                                                                  Grantor Trusts established for the benefit of
                                                                                  First Allmerica, Allmerica Financial Life, Hanover
                                                                                  and Citizens

January 23, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                      NAME                                   ADDRESS                         TYPE OF BUSINESS
                     ------                                 --------                        -----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653



Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

AMGRO Receivables Corporation                     100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance




Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                One Prestige Place              Multi-line property and casualty
                                                  Suite 540                       insurance
                                                  Miamisburg, OH

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas, TX 75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises




Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653


ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 5,979 Contract Owners of qualified Contracts and 7,626 Contract Owners of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
         440 Lincoln Street

         Worcester, Massachusetts 01653

         NAME                    POSITION OR OFFICE WITH UNDERWRITER
         ----                    -----------------------------------
Emil J. Aberizk, Jr.             Vice President

Michael J. Brodeur               Vice President Operations

Mark R. Colborn                  Vice President

Charles F. Cronin                Secretary/Clerk

Claudia J. Eckels                Vice President

Philip L. Heffernan              Vice President

J. Kendall Huber                 Director

Mark A. Hug                      Director and Vice President

Mark C. McGivney                 Treasurer

William F. Monroe, Jr.           President, Director and Chief Executive Officer

K. David Nunley                  Vice President

Stephen Parker                   Vice President and Director

Richard M. Reilly                Director and Chairman of the Board

James S. Shorris                 Vice President, Chief Compliance
                                 Officer and Counsel


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2000. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2002.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                By: /s/ Charles F. Cronin
                                    --------------------------------
                                    Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURES                                TITLE                                                         DATE
----------                                -----                                                         ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                       April 1, 2002
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director and Vice President
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

Mark A. Hug*                              Director, President and Chief Executive Officer
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated December 6, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
--------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-78245)

                                  EXHIBIT TABLE

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants